UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2009

Item 1. Reports to Stockholders

Fidelity®

Capital & Income

Fund

Semiannual Report

October 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009) for Capital and Income and for the entire period (June 26, 2009 to October 31, 2009) for Class F. The hypothetical expense example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2009	Expenses Paid During Period
Capital and Income	.77%
Actual		$ 1,000.00	$ 1,358.70	$ 4.58B
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92C
Class F	.56%
Actual		$ 1,000.00	$ 1,224.60	$ 2.18B
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.85C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Capital and Income and multiplied by 128/365 (to reflect the period June 26, 2009 to October 31, 2009) for Class F.

C Hypothetical expense are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	2.8	2.5
Freescale Semiconductor, Inc.	2.6	1.7
Ford Motor Credit Co. LLC	2.3	1.3
MGM Mirage, Inc.	2.3	2.6
Realogy Corp.	2.2	1.5
	12.2
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.2	14.5
Technology	9.9	7.2
Energy	8.6	9.1
Automotive	7.0	4.3
Electric Utilities	5.1	6.9
Quality Diversification (% of fund's net assets)
As of October 31, 2009	As of April 30, 2009
AAA,AA,A 0.0%	AAA,AA,A 0.1%
BBB 3.7%	BBB 4.2%
BB 11.9%	BB 17.4%
B 27.5%	B 30.5%
CCC,CC,C 33.1%	CCC,CC,C 29.3%
D 3.7%	D 2.8%
Not Rated 4.5%	Not Rated 3.6%
Equities 10.3%	Equities 5.1%
Short-Term Investments and Net Other Assets 5.3%	Short-Term Investments and Net Other Assets 7.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of October 31, 2009 *	As of April 30, 2009 **
Nonconvertible Bonds 66.9%	Nonconvertible Bonds 67.2%
Convertible Bonds, Preferred Stocks 2.0%	Convertible Bonds, Preferred Stocks 1.8%
Common Stocks 9.9%	Common Stocks 5.0%
Floating Rate Loans 15.9%	Floating Rate Loans 19.0%
Short-Term Investments and Net Other Assets 5.3%	Short-Term Investments and Net Other Assets 7.0%

* Foreign investments	14.4%	** Foreign investments	14.2%

Semiannual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 68.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.6%
Energy - 0.1%
Cal Dive International, Inc. 3.25% 12/15/25	$ 9,730	$ 8,467
Metals/Mining - 0.2%
Massey Energy Co. 3.25% 8/1/15	29,420	23,754
Technology - 0.4%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	6,870	5,788
6% 5/1/15	27,420	19,948
ON Semiconductor Corp. 0% 4/15/24	840	835
Spansion, Inc. 2.25% 6/15/16 (c)(h)	13,080	4,578
SunPower Corp.:
0.75% 8/1/27	3,920	3,783
1.25% 2/15/27	3,350	2,931
		37,863
Telecommunications - 0.9%
NII Holdings, Inc. 3.125% 6/15/12	109,770	97,284
TOTAL CONVERTIBLE BONDS		167,368
Nonconvertible Bonds - 66.9%
Aerospace - 0.7%
Alion Science & Technology Corp. 10.25% 2/1/15	3,790	2,615
Hexcel Corp. 6.75% 2/1/15	10,710	10,389
Sequa Corp.:
11.75% 12/1/15 (h)	52,415	44,553
13.5% 12/1/15 pay-in-kind (h)	20,630	16,452
		74,009
Air Transportation - 1.2%
American Airlines, Inc. 13% 8/1/16 (h)	19,390	21,474
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	4,070	3,500
Continental Airlines, Inc. 7.25% 11/10/19 (i)	19,285	19,478
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	69,605	696
9.5% 9/15/14 (h)	5,970	6,134
10% 8/15/08 (a)	6,280	63
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	$ 46,524	$ 43,965
8.021% 8/10/22	23,529	19,999
Northwest Airlines Corp. 10% 2/1/09 (a)	8,210	62
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	5,910	30
8.875% 6/1/06 (a)	5,900	44
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	11,933	10,620
8.028% 11/1/17	5,231	4,185
		130,250
Auto Parts Distribution - 0.0%
Affinia Group, Inc. 10.75% 8/15/16 (h)	2,920	3,095
Automotive - 4.1%
Affinia Group, Inc. 9% 11/30/14	10,625	10,200
Ford Motor Credit Co. LLC:
7% 10/1/13	21,240	20,149
7.25% 10/25/11	49,105	48,162
7.375% 2/1/11	3,465	3,479
7.5% 8/1/12	34,670	33,630
8% 6/1/14	19,585	19,144
8% 12/15/16	68,755	66,418
12% 5/15/15	47,160	53,055
General Motors Acceptance Corp.:
6.75% 12/1/14	19,455	17,607
8% 11/1/31	28,080	23,838
General Motors Corp.:
6.75% 5/1/28 (c)	41,850	5,859
7.125% 7/15/13 (c)	14,185	2,128
7.2% 1/15/11 (c)	5,215	730
7.4% 9/1/25 (c)	26,520	3,779
7.7% 4/15/16 (c)	32,410	4,618
8.1% 6/15/24 (c)	10,445	1,515
8.25% 7/15/23 (c)	46,150	6,807
8.375% 7/15/33 (c)	43,285	6,493
8.8% 3/1/21 (c)	3,140	440
GMAC LLC 6% 4/1/11 (h)	6,983	6,704
Navistar International Corp. 8.25% 11/1/21	11,725	11,447
RSC Equipment Rental, Inc. 10% 7/15/17 (h)	9,975	10,723
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Tenneco, Inc.:
8.125% 11/15/15	$ 4,575	$ 4,484
8.625% 11/15/14	36,347	33,984
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	18,335	19,893
TRW Automotive, Inc.:
7% 3/15/14 (h)	1,365	1,269
7.25% 3/15/17 (h)	960	874
Visteon Corp. 7% 3/10/14 (c)	53,165	13,823
		431,252
Banks and Thrifts - 3.1%
Bank of America Corp.:
8% (j)	20,770	18,693
8.125% (j)	28,615	25,754
CIT Group, Inc.:
0.7044% 2/13/12 (j)	5,240	3,354
5% 2/13/14	14,710	9,517
5% 2/1/15	11,975	7,754
5.125% 9/30/14	6,490	4,202
5.4% 2/13/12	18,335	12,012
5.4% 3/7/13	11,344	7,354
5.4% 1/30/16	6,170	4,031
5.6% 4/27/11	1,965	1,279
5.85% 9/15/16	5,070	3,372
7.625% 11/30/12	19,645	12,726
GMAC LLC:
6.75% 12/1/14 (h)	16,305	14,838
8% 11/1/31 (h)	208,580	176,234
Lloyds TSB Group PLC:
5.92% (h)(j)	4,530	2,899
6.267% (h)(j)	4,800	3,120
6.413% (h)(j)	3,690	2,399
6.657% (h)(j)	2,890	1,879
Wells Fargo & Co. 7.98% (j)	7,850	7,399
Zions Bancorp 7.75% 9/23/14	12,800	11,456
		330,272
Broadcasting - 1.5%
Clear Channel Communications, Inc.:
4.9% 5/15/15	12,565	4,398
5.5% 9/15/14	9,650	3,764
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Clear Channel Communications, Inc.: - continued
5.5% 12/15/16	$ 9,055	$ 3,169
5.75% 1/15/13	15,185	7,289
6.25% 3/15/11	655	432
6.875% 6/15/18	6,135	2,117
10.75% 8/1/16	121,455	66,193
11.75% 8/1/16 pay-in-kind (e)	16,245	6,016
Rainbow National Services LLC:
8.75% 9/1/12 (h)	15,770	15,928
10.375% 9/1/14 (h)	17,085	17,854
Univision Communications, Inc. 12% 7/1/14 (h)	27,865	30,094
		157,254
Building Materials - 0.8%
Coleman Cable, Inc. 9.875% 10/1/12	5,190	5,138
General Cable Corp. 7.125% 4/1/17	3,350	3,199
Nortek, Inc.:
8.5% 9/1/14 (c)	56,030	40,482
10% 12/1/13 (c)	35,865	36,403
NTK Holdings, Inc. 10.75% 3/1/14 (c)	32,360	1,133
		86,355
Cable TV - 3.5%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (c)	92,943	18,589
11% 10/1/15 (c)	1,720	335
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (c)	50,780	61,571
10.25% 9/15/10 (c)	28,135	34,043
10.25% 10/1/13 (c)	29,130	31,752
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10.375% 4/30/14 (h)(j)	19,865	20,213
12.875% 9/15/14 (h)	15,950	17,545
EchoStar Communications Corp.:
6.625% 10/1/14	34,270	33,328
7% 10/1/13	4,085	4,085
7.125% 2/1/16	139,940	139,940
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
iesy Repository GmbH 10.375% 2/15/15 (h)	$ 4,660	$ 4,893
Videotron Ltd. 6.875% 1/15/14	3,630	3,616
		369,910
Capital Goods - 0.3%
Blount, Inc. 8.875% 8/1/12	6,070	6,176
Chart Industries, Inc. 9.125% 10/15/15	4,970	4,920
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,835
Terex Corp. 10.875% 6/1/16	19,250	20,983
		35,914
Chemicals - 2.2%
Chemtura Corp. 6.875% 6/1/16 (c)	4,540	4,778
MacDermid, Inc. 9.5% 4/15/17 (h)	2,460	2,337
Momentive Performance Materials, Inc.:
9.75% 12/1/14	93,105	79,605
10.875% 12/1/14 pay-in-kind (j)	34,218	26,659
11.5% 12/1/16	94,475	70,620
NOVA Chemicals Corp.:
4.5375% 11/15/13 (j)	6,425	5,702
6.5% 1/15/12	21,991	21,386
Solutia, Inc. 8.75% 11/1/17	4,270	4,430
Sterling Chemicals, Inc. 10.25% 4/1/15	7,980	7,621
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)	16,110	10,109
		233,247
Consumer Products - 0.3%
ACCO Brands Corp. 10.625% 3/15/15 (h)	2,335	2,522
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	692
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,651
Hines Nurseries, Inc. 10.25% 10/1/11 (c)	2,480	248
Reddy Ice Holdings, Inc. 10.5% 11/1/12 (e)	15,460	14,223
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,450	3,286
Sealy Mattress Co. 10.875% 4/15/16 (h)	6,530	7,281
		30,903
Containers - 1.2%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,683
Berry Plastics Holding Corp.:
4.174% 9/15/14 (j)	2,415	1,932
8.875% 9/15/14	81,955	75,194
10.25% 3/1/16	19,510	16,584
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Crown Cork & Seal, Inc.:
7.375% 12/15/26	$ 2,469	$ 2,234
7.5% 12/15/96	17,610	13,516
Solo Cup Co. 8.5% 2/15/14	10,300	10,017
Vitro SAB de CV:
8.625% 2/1/12 (c)	4,980	2,216
9.125% 2/1/17 (c)	10,510	4,677
		129,053
Diversified Financial Services - 1.7%
ACE Cash Express, Inc. 10.25% 10/1/14 (h)	6,080	4,742
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	22,710	25,038
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	2,035	1,994
International Lease Finance Corp.:
4.75% 1/13/12	9,725	7,970
5% 9/15/12	10,525	8,506
5.625% 9/20/13	8,050	6,115
6.625% 11/15/13	33,985	26,223
Sprint Capital Corp. 8.75% 3/15/32	109,010	94,294
		174,882
Diversified Media - 1.1%
Affinion Group, Inc. 11.5% 10/15/15	12,915	13,432
CanWest Media, Inc. 8% 9/15/12 (c)	2,087	1,670
Interpublic Group of Companies, Inc. 10% 7/15/17	9,800	10,511
Liberty Media Corp.:
8.25% 2/1/30	20,315	18,284
8.5% 7/15/29	13,600	12,376
MDC Partners, Inc. 11% 11/1/16 (h)	3,250	3,250
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	31,690	27,333
11.5% 5/1/16	18,515	19,626
11.625% 2/1/14	9,580	10,227
		116,709
Electric Utilities - 2.4%
Aquila, Inc. 11.875% 7/1/12 (j)	7,225	8,385
Chivor SA E.S.P. 9.75% 12/30/14 (h)	7,875	8,859
Edison Mission Energy:
7.5% 6/15/13	8,990	8,383
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Edison Mission Energy: - continued
7.75% 6/15/16	$ 6,230	$ 5,381
Energy Future Holdings:
10.875% 11/1/17	74,670	51,522
12% 11/1/17 pay-in-kind (j)	34,053	20,057
Intergen NV 9% 6/30/17 (h)	43,300	45,032
NiSource Finance Corp. 10.75% 3/15/16	53,425	63,634
Tenaska Alabama Partners LP 7% 6/30/21 (h)	4,762	4,429
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	28,530	20,256
Series B, 10.25% 11/1/15	10,450	7,420
11.25% 11/1/16 pay-in-kind	7,473	4,402
Utilicorp United, Inc. 7.95% 2/1/11 (e)	175	182
		247,942
Energy - 6.8%
Ashland, Inc. 9.125% 6/1/17 (h)	9,595	10,339
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (h)	21,260	22,536
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	3,915
Berry Petroleum Co.:
8.25% 11/1/16	13,210	12,814
10.25% 6/1/14	8,525	9,143
Chaparral Energy, Inc.:
8.5% 12/1/15	22,100	19,227
8.875% 2/1/17	17,790	15,477
Chesapeake Energy Corp.:
6.5% 8/15/17	30,665	28,825
6.875% 11/15/20	12,540	11,537
7.5% 9/15/13	2,000	2,030
9.5% 2/15/15	11,255	12,184
Complete Production Services, Inc. 8% 12/15/16	11,475	10,844
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)	23,830	20,375
Continental Resources, Inc. 8.25% 10/1/19 (h)	3,455	3,541
Denbury Resources, Inc. 9.75% 3/1/16	6,305	6,746
Enron Corp.:
Series A, 8.375% 5/23/05 (c)	15,020	0*
6.4% 7/15/06 (c)	3,270	2
6.625% 11/15/05 (c)	13,290	8
6.725% 11/17/08 (c)(j)	4,095	0*
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Enron Corp.: - continued
6.75% 8/1/09 (c)	$ 3,320	$ 0*
6.875% 10/15/07 (c)	8,050	5
6.95% 7/15/28 (c)	7,270	0*
7.125% 5/15/07 (c)	1,390	1
7.375% 5/15/19 (c)	8,400	5
7.875% 6/15/03 (c)	1,390	1
9.125% 4/1/03 (c)	285	0*
9.875% 6/5/03 (c)	1,268	1
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,393
Harvest Operations Corp. 7.875% 10/15/11	5,620	5,662
Headwaters, Inc. 11.375% 11/1/14 (h)	3,945	3,955
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	20,850	21,423
Hercules Offshore, Inc. 10.5% 10/15/17 (h)	19,475	19,475
InterNorth, Inc. 9.625% 3/16/06 (c)	5,575	3
Mariner Energy, Inc.:
7.5% 4/15/13	10,985	10,710
8% 5/15/17	20,325	18,902
11.75% 6/30/16	19,080	20,988
OPTI Canada, Inc.:
7.875% 12/15/14	40,830	31,847
8.25% 12/15/14	5,025	3,989
Petrohawk Energy Corp.:
7.875% 6/1/15	38,950	39,340
9.125% 7/15/13	26,090	27,003
Petroleum Development Corp. 12% 2/15/18	21,910	21,855
Plains Exploration & Production Co. 10% 3/1/16	17,695	19,022
Quicksilver Resources, Inc. 11.75% 1/1/16	19,550	21,701
Range Resources Corp. 7.375% 7/15/13	5,530	5,585
SandRidge Energy, Inc.:
8% 6/1/18 (h)	27,610	27,127
8.625% 4/1/15 pay-in-kind (j)	21,730	21,784
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	37,997
8% 3/1/32	20,945	23,977
Southern Star Central Corp. 6.75% 3/1/16	6,870	6,561
Southwestern Energy Co. 7.5% 2/1/18	12,875	13,197
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (h)	16,260	17,480
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13	$ 5,140	$ 4,832
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	10,355
7.5% 4/1/17	6,635	7,373
7.625% 4/1/37	7,450	8,374
8% 2/1/16	4,390	4,972
8.375% 6/15/32	6,100	7,252
Venoco, Inc.:
8.75% 12/15/11	15,355	15,739
11.5% 10/1/17 (h)	12,960	12,863
W&T Offshore, Inc. 8.25% 6/15/14 (h)	28,470	25,908
		710,200
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 11% 2/1/16	10,730	11,374
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14 (h)	5,760	6,106
Food and Drug Retail - 1.0%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,544	4,340
Rite Aid Corp.:
7.5% 3/1/17	21,110	18,788
8.625% 3/1/15	3,410	2,796
9.375% 12/15/15	23,255	19,185
9.5% 6/15/17	29,570	23,730
10.25% 10/15/19 (h)	7,170	7,188
10.375% 7/15/16	19,160	19,112
Tops Markets LLC 10.125% 10/15/15 (h)	14,055	14,336
		109,475
Food/Beverage/Tobacco - 0.6%
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (h)	19,575	21,777
Leiner Health Products, Inc. 11% 6/1/12 (c)	2,870	0*
Michael Foods, Inc. 8% 11/15/13	2,690	2,724
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	4,540	4,495
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15	1,930	1,949
10.625% 4/1/17	1,395	1,423
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Smithfield Foods, Inc.:
7.75% 7/1/17	$ 15,280	$ 12,415
10% 7/15/14 (h)	21,185	22,032
		66,815
Gaming - 3.5%
FireKeepers Development Authority 13.875% 5/1/15 (h)	7,760	8,381
Harrah's Operating Co., Inc. 11.25% 6/1/17 (h)	45,385	46,293
MGM Mirage, Inc.:
5.875% 2/27/14	26,015	19,641
6.625% 7/15/15	95,955	72,446
6.75% 9/1/12	19,255	16,367
6.75% 4/1/13	47,175	38,919
6.875% 4/1/16	12,170	9,067
7.5% 6/1/16	57,145	41,144
7.625% 1/15/17	22,890	17,282
10.375% 5/15/14 (h)	10,555	11,267
11.125% 11/15/17 (h)	14,970	16,430
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	14,930	9,854
11.5% 11/1/17 (h)	16,845	16,466
Scientific Games Corp. 6.25% 12/15/12	3,050	2,943
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	8,350	5,762
Station Casinos, Inc.:
6% 4/1/12 (c)	42,515	10,097
6.5% 2/1/14 (c)	58,215	1,164
6.625% 3/15/18 (c)	60,505	1,210
6.875% 3/1/16 (c)	64,220	1,284
7.75% 8/15/16 (c)	65,520	15,070
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)	2,645	265
12.75% 1/15/13 (c)	4,965	99
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	5,728	3,437
		364,888
Healthcare - 2.8%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (h)	27,800	30,094
Biomet, Inc. 10% 10/15/17	1,000	1,080
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (j)	$ 62,786	$ 53,082
CRC Health Group, Inc. 10.75% 2/1/16	7,690	6,037
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (h)	22,375	20,585
HCA, Inc.:
5.75% 3/15/14	13,098	12,083
6.25% 2/15/13	6,490	6,279
6.375% 1/15/15	4,250	3,963
6.5% 2/15/16	15,950	14,873
6.75% 7/15/13	6,490	6,312
Invacare Corp. 9.75% 2/15/15	7,340	7,725
Rural/Metro Corp. 9.875% 3/15/15	6,115	6,115
Senior Housing Properties Trust 7.875% 4/15/15	11,204	10,532
Skilled Healthcare Group, Inc. 11% 1/15/14	5,982	6,221
Sun Healthcare Group, Inc. 9.125% 4/15/15	1,550	1,569
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	12,530	13,188
Tenet Healthcare Corp.:
9.25% 2/1/15	5,170	5,312
9.875% 7/1/14	46,985	49,334
United Surgical Partners International, Inc. 8.875% 5/1/17	3,390	3,390
Ventas Realty LP 6.5% 6/1/16	3,670	3,505
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (e)	35,120	31,125
		292,404
Homebuilding/Real Estate - 2.4%
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (h)	24,975	27,223
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16 (h)	23,940	23,820
Realogy Corp.:
10.5% 4/15/14	180,625	130,050
11.75% 4/15/14 pay-in-kind (j)	22,094	14,467
Rouse Co. 5.375% 11/26/13 (c)	19,690	17,327
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(h)	40,220	35,796
		248,683
Insurance - 0.0%
USI Holdings Corp. 4.315% 11/15/14 (h)(j)	3,495	2,883
Leisure - 0.8%
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(h)	25,021	23,270
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - continued
Six Flags, Inc.:
8.875% 2/1/10 (c)	$ 42,285	$ 10,571
9.625% 6/1/14 (c)	29,540	7,385
9.75% 4/15/13 (c)	4,765	1,227
Town Sports International Holdings, Inc. 11% 2/1/14	19,749	10,269
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (h)(i)	11,540	11,396
11.75% 4/1/10	9,445	9,492
Vail Resorts, Inc. 6.75% 2/15/14	8,875	8,764
		82,374
Metals/Mining - 3.3%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (c)(j)	12,670	44
Drummond Co., Inc.:
7.375% 2/15/16 (h)	21,735	20,268
9% 10/15/14 (h)	7,700	7,758
FMG Finance Property Ltd.:
10% 9/1/13 (h)	21,855	22,511
10.625% 9/1/16 (h)	73,870	79,780
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	76,065	81,960
Novelis, Inc. 11.5% 2/15/15 (h)	4,535	4,694
Peabody Energy Corp. 7.875% 11/1/26	26,690	25,889
Teck Resources Ltd.:
9.75% 5/15/14	23,995	26,994
10.25% 5/15/16	30,580	34,899
10.75% 5/15/19	35,780	41,684
		346,481
Paper - 0.8%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14	13,865	15,252
Glatfelter 7.125% 5/1/16	2,400	2,328
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (c)	4,535	3,583
NewPage Corp.:
6.7331% 5/1/12 (j)	8,670	5,115
11.375% 12/31/14 (h)	18,665	18,385
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (c)	22,675	17,913
Stone Container Corp. 8.375% 7/1/12 (c)	11,660	9,211
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Temple-Inland, Inc. 6.625% 1/15/16	$ 630	$ 621
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (h)	14,710	15,446
		87,854
Publishing/Printing - 1.2%
Cenveo Corp. 10.5% 8/15/16 (h)	13,585	13,347
Haights Cross Communications, Inc. 12.5% 8/15/11 (c)(e)	9,350	561
Sun Media Corp. Canada 7.625% 2/15/13	10,365	8,914
The Reader's Digest Association, Inc. 9% 2/15/17 (c)	14,730	221
TL Acquisitions, Inc. 10.5% 1/15/15 (h)	104,815	99,050
		122,093
Railroad - 0.4%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14	8,690	8,212
7.625% 12/1/13	7,670	7,229
12.5% 4/1/16 (h)	10,550	11,763
TFM SA de CV 9.375% 5/1/12	16,130	16,170
		43,374
Restaurants - 0.1%
Carrols Corp. 9% 1/15/13	14,495	14,495
Services - 0.9%
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	28,735	28,735
Mac-Gray Corp. 7.625% 8/15/15	3,040	3,002
MediMedia USA, Inc. 11.375% 11/15/14 (h)	3,780	3,024
NCO Group, Inc. 11.875% 11/15/14	9,865	7,201
Penhall International Corp. 12% 8/1/14 (h)	6,510	2,604
The Geo Group, Inc. 7.75% 10/15/17 (h)	5,145	5,184
West Corp. 9.5% 10/15/14	39,115	39,115
		88,865
Shipping - 0.8%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (h)(i)	9,590	9,734
9.5% 12/15/14	23,110	22,648
Ship Finance International Ltd. 8.5% 12/15/13	6,570	6,242
Trico Shipping AS 11.875% 11/1/14 (h)	35,175	36,010
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	$ 9,465	$ 8,235
US Shipping Partners LP 13% 8/15/14 (c)	13,660	18
		82,887
Specialty Retailing - 1.3%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14	6,560	6,773
Claire's Stores, Inc.:
9.25% 6/1/15	12,220	9,532
10.375% 6/1/15 pay-in-kind (j)	17,769	11,571
Michaels Stores, Inc.:
0% 11/1/16 (d)	2,020	1,414
10% 11/1/14	83,300	82,884
11.375% 11/1/16	4,075	3,932
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)	20,950	22,678
		138,784
Steels - 0.4%
International Steel Group, Inc. 6.5% 4/15/14	24,820	25,565
Ispat Inland ULC 9.75% 4/1/14	5,094	5,272
RathGibson, Inc. 11.25% 2/15/14 (c)	11,220	4,067
Steel Dynamics, Inc.:
7.375% 11/1/12	3,265	3,257
8.25% 4/15/16 (e)(h)	3,260	3,268
		41,429
Super Retail - 0.4%
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (e)	20,609	18,136
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	26,176	21,595
		39,731
Technology - 5.7%
Amkor Technology, Inc.:
7.125% 3/15/11	535	540
7.75% 5/15/13	3,950	3,950
9.25% 6/1/16	30,110	31,164
Avago Technologies Finance Ltd.:
5.8606% 6/1/13 (j)	3,962	3,898
11.875% 12/1/15	25,080	27,463
Ceridian Corp.:
11.25% 11/15/15	35,540	34,207
12.25% 11/15/15 pay-in-kind (j)	4,620	4,158
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.:
8.875% 12/15/14	$ 67,800	$ 54,918
9.875% 12/15/14 pay-in-kind (j)	141,836	101,008
GeoEye, Inc. 9.625% 10/1/15 (h)	4,005	4,125
Lucent Technologies, Inc.:
6.45% 3/15/29	91,660	71,953
6.5% 1/15/28	31,722	24,902
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 4.57% 12/15/11 (c)(j)	3,295	41
New ASAT Finance Ltd. 9.25% 2/1/11 (c)	9,655	12
NXP BV:
3.0344% 10/15/13 (j)	80,860	59,836
7.875% 10/15/14	72,530	59,475
9.5% 10/15/15	35,170	26,202
Open Solutions, Inc. 9.75% 2/1/15 (h)	4,070	2,727
Seagate Technology International 10% 5/1/14 (h)	5,450	5,995
Spansion LLC 11.25% 1/15/16 (c)(h)	20,560	17,476
SunGard Data Systems, Inc. 9.125% 8/15/13	24,240	24,604
Unisys Corp.:
12.5% 1/15/16	15,080	13,874
12.75% 10/15/14 (h)	2,160	2,376
14.25% 9/15/15 (h)	1,732	1,879
Viasystems, Inc. 10.5% 1/15/11	23,140	23,140
		599,923
Telecommunications - 9.2%
Citizens Communications Co.:
7.875% 1/15/27	12,690	11,611
9% 8/15/31	18,030	17,805
Digicel Group Ltd.:
8.875% 1/15/15 (h)	77,055	73,588
9.125% 1/15/15 pay-in-kind (h)(j)	34,404	33,028
9.25% 9/1/12 (h)	6,755	6,890
12% 4/1/14 (h)	34,455	38,590
DigitalGlobe, Inc. 10.5% 5/1/14 (h)	10,935	11,755
Global Crossing Ltd. 12% 9/15/15 (h)	12,175	12,936
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14	13,020	13,248
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (e)(h)	129,740	123,028
Intelsat Corp.:
9.25% 8/15/14	24,885	25,291
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Corp.: - continued
9.25% 6/15/16	$ 28,330	$ 28,755
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (h)	16,390	16,451
9.5% 6/15/16	61,522	64,444
11.5% 6/15/16	10,045	10,547
Intelsat Ltd. 11.25% 6/15/16	68,520	72,974
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	25,555	25,938
Millicom International Cellular SA 10% 12/1/13	14,815	15,315
Nextel Communications, Inc.:
5.95% 3/15/14	45,465	39,611
7.375% 8/1/15	25,105	22,249
NII Capital Corp. 10% 8/15/16 (h)	51,970	54,828
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (h)	8,080	8,444
Sprint Capital Corp.:
6.875% 11/15/28	149,971	112,478
6.9% 5/1/19	14,915	12,976
Sprint Nextel Corp. 6% 12/1/16	24,955	21,461
U.S. West Communications:
7.25% 9/15/25	2,025	1,757
7.25% 10/15/35	7,860	6,524
7.5% 6/15/23	1,710	1,548
ViaSat, Inc. 8.875% 9/15/16 (h)	5,120	5,242
Wind Acquisition Finance SA:
10.75% 12/1/15 (h)	21,630	23,360
11.75% 7/15/17 (h)	52,715	59,304
		971,976
Textiles & Apparel - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16	8,445	8,572
9.75% 1/15/15	7,365	7,696
		16,268
Trucking & Freight - 0.0%
Swift Transportation Co., Inc. 12.5% 5/15/17 (h)	4,845	3,634
TOTAL NONCONVERTIBLE BONDS		7,044,043
TOTAL CORPORATE BONDS (Cost $7,330,310)		7,211,411
Common Stocks - 9.9%
	Shares	Value (000s)
Air Transportation - 0.3%
Delta Air Lines, Inc. (a)	4,375,406	$ 31,240
Automotive - 1.4%
BorgWarner, Inc.	1,500,000	45,480
Group 1 Automotive, Inc.	1,100,000	27,962
Tenneco, Inc. (a)	1,294,500	17,631
The Goodyear Tire & Rubber Co. (a)	2,000,000	25,760
TRW Automotive Holdings Corp. (a)	2,250,000	35,213
		152,046
Banks and Thrifts - 0.5%
Bank of America Corp.	3,850,000	56,133
Cable TV - 0.3%
Comcast Corp. Class A	1,931,504	28,007
Liberty Global, Inc. Class A (a)	9,320	191
		28,198
Capital Goods - 0.0%
Remy International, Inc. (a)	173,534	599
Chemicals - 0.4%
Georgia Gulf Corp. (a)(g)	2,677,079	38,470
Sterling Chemicals, Inc. (a)	897	9
		38,479
Containers - 0.0%
Constar International, Inc. (a)(g)	115,450	2,424
Diversified Media - 0.0%
Discovery Communications, Inc. (a)	62,500	1,719
Discovery Communications, Inc. Class C (a)	62,500	1,501
		3,220
Electric Utilities - 0.2%
NRG Energy, Inc. (a)	700,000	16,093
Portland General Electric Co.	20,217	376
		16,469
Energy - 1.6%
Chesapeake Energy Corp.	2,600,000	63,700
Denbury Resources, Inc. (a)	2,000,000	29,200
Forest Oil Corp. (a)	619,993	12,152
Valero Energy Corp.	525,000	9,503
Williams Companies, Inc.	2,850,000	53,723
		168,278
Entertainment/Film - 0.0%
Ascent Media Corp. (a)	6,250	145
Common Stocks - continued
	Shares	Value (000s)
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	35,177	$ 1
Healthcare - 0.3%
Kinetic Concepts, Inc. (a)	1,000,000	33,190
Hotels - 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	2,000,000	58,120
Metals/Mining - 1.3%
Alpha Natural Resources, Inc. (a)	1,600,000	54,352
Haynes International, Inc. (a)	147,429	4,175
Intermet Corp. (a)(m)	521,664	0*
Teck Resources Ltd. Class B (sub. vtg.) (a)	2,800,000	81,219
		139,746
Publishing/Printing - 0.0%
R.H. Donnelley Corp. (a)	350,000	9
Restaurants - 0.0%
Ruth's Hospitality Group, Inc. (a)	10,300	32
Services - 0.6%
Visa, Inc. Class A	775,000	58,714
Shipping - 0.1%
Navios Maritime Holdings, Inc.	2,865,350	13,095
Technology - 1.9%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)	2,510,300	34
Cisco Systems, Inc. (a)	2,000,000	45,700
Google, Inc. Class A (a)	100,000	53,612
National Semiconductor Corp.	3,800,000	49,172
ON Semiconductor Corp. (a)	1,556,230	10,411
Skyworks Solutions, Inc. (a)	4,000,000	41,720
		200,649
Telecommunications - 0.4%
American Tower Corp. Class A (a)	15,912	586
Leap Wireless International, Inc. (a)(f)	1,400,000	18,508
MetroPCS Communications, Inc. (a)	3,100,000	19,313
XO Holdings, Inc.:
Series A, warrants 1/16/10 (a)	70,124	1
Series B, warrants 1/16/10 (a)	52,628	0*
Series C, warrants 1/16/10 (a)	52,628	0*
		38,408
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(m)	659,302	4,325
TOTAL COMMON STOCKS (Cost $1,120,439)		1,043,520
Preferred Stocks - 0.4%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
Chemicals - 0.0%
Celanese Corp. 4.25%	30,500	$ 1,071
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B, 16.00% (a)(m)	2,925	2,925
TOTAL CONVERTIBLE PREFERRED STOCKS		3,996
Nonconvertible Preferred Stocks - 0.3%
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	56,261	10
Diversified Financial Services - 0.3%
Preferred Blocker, Inc. 7.00% (h)	56,716	34,030
TOTAL NONCONVERTIBLE PREFERRED STOCKS		34,040
TOTAL PREFERRED STOCKS (Cost $30,691)		38,036
Floating Rate Loans - 15.9%
	Principal Amount (000s)
Aerospace - 0.1%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.0719% 2/21/13 (j)	$ 389	299
Tranche 2LN, term loan 10.3219% 2/21/14 (j)	650	293
Sequa Corp. term loan 3.881% 12/3/14 (j)	13,073	11,374
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6% 3/28/14 (j)	250	210
		12,176
Air Transportation - 0.5%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (j)	1,825	1,827
Tranche 2LN, term loan 3.5344% 4/30/14 (j)	8,511	7,064
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (j)	51,871	40,200
		49,091
Automotive - 1.5%
AM General LLC:
Credit-Linked Deposit 3.2438% 9/30/12 (j)	567	516
Tranche B, term loan 3.2687% 9/30/13 (j)	12,454	11,333
Ford Motor Co. term loan 3.2875% 12/15/13 (j)	80,805	72,119
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Lear Corp. term loan 7.5% 10/25/14 (j)	$ 1,220	$ 1,226
TRW Automotive Holdings Corp. Tranche B1, term loan 6.25% 2/9/14 (j)	8,042	8,042
Visteon Corp. term loan 4.426% 6/13/13 (c)(j)	78,925	67,481
		160,717
Banks and Thrifts - 0.5%
CIT Group, Inc.:
term loan 13% 1/20/12 (j)	9,260	9,642
Tranche A, term loan 9.75% 1/20/12 (j)	45,265	45,039
		54,681
Broadcasting - 0.7%
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (j)	97,470	77,976
Cable TV - 0.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (j)	75,818	69,184
Capital Goods - 0.2%
Chart Industries, Inc. Tranche B, term loan 2.25% 10/17/12 (j)	213	210
Dresser, Inc. Tranche 2LN, term loan 5.995% 5/4/15 pay-in-kind (j)	21,030	18,927
		19,137
Chemicals - 0.5%
Lyondell Chemical Co. term loan 8.6678% 12/15/09 (j)(l)	32,725	34,034
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (j)	27,874	23,135
		57,169
Consumer Products - 0.1%
Spectrum Brands, Inc.:
Credit-Linked Deposit 4.65% 6/30/12 (j)	488	476
Tranche B1, term loan 8.0001% 6/30/12 (j)	12,558	12,244
		12,720
Containers - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.2997% 4/3/15 (j)	24,200	20,751
Diversified Financial Services - 0.2%
Clear Channel Capital I LLC Tranche B, term loan 3.8938% 1/29/16 (j)	32,710	22,897
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 2.5%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7445% 10/10/14 (j)	$ 123,632	$ 95,042
Tranche B2, term loan 3.7446% 10/10/14 (j)	108,656	83,665
Tranche B3, term loan 3.7446% 10/10/14 (j)	108,240	82,262
		260,969
Energy - 0.1%
Coffeyville Resources LLC Tranche D, term loan 8.5% 12/28/13 (j)	7,776	7,542
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (j)	2,077	1,869
		9,411
Entertainment/Film - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (j)	9,447	5,196
Food and Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 2% 6/4/14 (j)	14,174	12,190
Gaming - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2856% 2/16/14 (j)	648	460
Las Vegas Sands LLC:
term loan 2.04% 5/23/14 (j)	541	433
Tranche B, term loan 2.04% 5/23/14 (j)	2,679	2,143
		3,036
Healthcare - 0.1%
PTS Acquisition Corp. term loan 2.4929% 4/10/14 (j)	7,771	6,606
Homebuilding/Real Estate - 0.9%
Realogy Corp.:
Credit-Linked Deposit 3.2457% 10/10/13 (j)	5,813	4,825
Tranche 2LN, term loan 13.5% 10/15/17	49,165	49,902
Tranche B, term loan 3.2869% 10/10/13 (j)	21,593	17,922
Tranche DD, term loan 3.2857% 10/10/13 (j)	21,619	17,944
		90,593
Leisure - 0.4%
Six Flags, Inc. Tranche B, term loan 2.5% 4/30/15 (j)	41,497	40,253
Metals/Mining - 0.1%
Aleris International, Inc.:
Tranche 1LN, term loan 5.2% 2/12/10 (j)(l)	5,292	5,345
Tranche B 1LN, term loan:
4.25% 12/19/13 (c)(j)	2,884	159
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Aleris International, Inc.: - continued
Tranche B 1LN, term loan:
12.5% 12/19/13 (j)	$ 6,047	$ 2,414
Tranche C 1LN, term loan 4.25% 12/19/13 (j)	4,011	2,607
		10,525
Paper - 0.2%
Smurfit-Stone Container Enterprises, Inc. term loan 2.8995% 11/11/11 (j)	21,877	21,221
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (j)	7,054	2,151
		23,372
Publishing/Printing - 1.9%
Cengage Learning, Inc. Tranche B, term loan 2.74% 7/5/14 (j)	48,604	41,678
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 5.2844% 6/12/14 (j)	118,774	101,552
Tranche 2LN, term loan 17.5% 12/12/14 (j)	145,820	37,913
Idearc, Inc. Tranche B, term loan 3.4179% 11/17/14 (c)(j)	15,275	7,179
The Reader's Digest Association, Inc. term loan 4.4898% 3/2/14 (c)(j)	16,270	8,054
		196,376
Restaurants - 0.0%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5522% 6/14/13 (j)	207	172
term loan 2.5625% 6/14/14 (j)	2,281	1,894
		2,066
Services - 0.4%
Affinion Group Holdings, Inc. term loan 8.2731% 3/1/12 (j)	20,628	18,276
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3625% 2/7/15 (j)	3,135	2,461
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (j)	4,230	825
ServiceMaster Co.:
term loan 2.7691% 7/24/14 (j)	23,773	21,039
Tranche DD, term loan 2.75% 7/24/14 (j)	2,449	2,168
		44,769
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - 0.8%
Burlington Coat Factory Warehouse Corp. term loan 2.565% 5/28/13 (j)	$ 25,042	$ 22,788
Michaels Stores, Inc. Tranche B1, term loan 2.5192% 10/31/13 (j)	71,237	63,401
		86,189
Technology - 1.9%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5344% 10/1/14 (j)	7,768	7,185
Tranche B A2, term loan 2.4929% 10/1/14 (j)	1,499	1,387
Tranche B A3, term loan 2.4929% 10/1/14 (j)	1,749	1,618
Tranche B-A, term loan 2.519% 10/1/14 (j)	27,032	25,005
Tranche B-B, term loan 2.5397% 10/1/12 (j)	17,416	16,458
Freescale Semiconductor, Inc. term loan:
1.9963% 12/1/13 (j)	112,613	90,372
12.5% 12/15/14	17,308	17,827
Kronos, Inc.:
Tranche 1LN, term loan 2.2825% 6/11/14 (j)	34,378	32,230
Tranche 2LN, term loan 6.0325% 6/11/15 (j)	8,615	7,452
Open Solutions, Inc. term loan 2.405% 1/23/14 (j)	1,073	869
		200,403
Telecommunications - 0.7%
Intelsat Jackson Holdings Ltd. term loan 3.2456% 2/1/14 (j)	65,515	58,472
Wind Telecomunicazioni SpA Tranche 2LN, term loan 7.9256% 3/21/15 (j)	12,400	12,493
		70,965
Textiles & Apparel - 0.1%
Levi Strauss & Co. term loan 2.495% 4/4/14 (j)	5,840	5,344
Trucking & Freight - 0.5%
Swift Transportation Co., Inc. term loan 3.5625% 5/10/14 (j)	56,687	48,184
TOTAL FLOATING RATE LOANS (Cost $1,518,512)		1,672,946
Other - 0.0%
	Principal Amount (000s)	Value (000s)
Delta Air Lines ALPA Claim (a) (Cost $316)	$ 41,750	$ 209
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.20% (k)	487,622,527	487,623
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(k)	8,188,150	8,188
TOTAL MONEY MARKET FUNDS (Cost $495,811)		495,811
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $10,496,079)		10,461,933
NET OTHER ASSETS - 0.6%		59,968
NET ASSETS - 100%		$ 10,521,901
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,956,958,000 or 18.6% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $14,080,000 and $14,548,000, respectively. The coupon rate will be determined at time of settlement.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,284,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	6/25/02 - 10/3/02	$ 2,925
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0*
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 932
Fidelity Securities Lending Cash Central Fund	2
Total	$ 934
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Constar International, Inc.	$ -	$ -	$ -	$ -	$ 2,424
Georgia Gulf Corp.	-	37,929	-	-	38,470
Total	$ -	$ 37,929	$ -	$ -	$ 40,894
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 249,620	$ 241,771	$ -	$ 7,849
Energy	222,630	222,630	-	-
Financials	90,163	56,133	34,030	-
Health Care	33,190	33,190	-	-
Industrials	44,335	44,335	-	-
Information Technology	259,363	259,329	34	-
Materials	127,368	126,288	1,071	9
Telecommunication Services	38,418	38,408	-	10
Utilities	16,469	16,469	-	-
Corporate Bonds	7,211,411	-	7,204,906	6,505
Floating Rate Loans	1,672,946	-	1,672,653	293
Money Market Funds	495,811	495,811	-	-
Other	209	-	209	-
Total Investments in Securities:	$ 10,461,933	$ 1,534,364	$ 8,912,903	$ 14,666
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 41,711
Total Realized Gain (Loss)	7
Total Unrealized Gain (Loss)	14,028
Cost of Purchases	11,539
Proceeds of Sales	(3,311)
Amortization/Accretion	664
Transfers in/out of Level 3	(49,972)
Ending Balance	$ 14,666
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 1,277

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.6%
Bermuda	5.3%
Canada	2.9%
Netherlands	1.9%
Australia	1.0%
Others (individually less than 1%)	3.3%
100.0%
Income Tax Information

At April 30, 2009, the fund had a capital loss carryforward of approximately $503,366,000 of which $139,701,000, $111,463,000 and $252,202,000 will expire on April 30, 2010, 2011 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending April 30, 2010 approximately $399,499,000 of losses recognized during the period November 1, 2008 to April 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2009

Assets
Investment in securities, at value (including securities loaned of $7,465) - See accompanying schedule: Unaffiliated issuers (cost $9,951,245)	$ 9,925,228
Fidelity Central Funds (cost $495,811)	495,811
Other affiliated issuers (cost $49,023)	40,894
Total Investments (cost $10,496,079)		$ 10,461,933
Cash		874
Receivable for investments sold		77,879
Receivable for fund shares sold		17,717
Dividends receivable		990
Interest receivable		193,185
Distributions receivable from Fidelity Central Funds		126
Prepaid expenses		59
Other affiliated receivables		310
Other receivables		2,685
Total assets		10,755,758

Liabilities
Payable for investments purchased Regular delivery	$ 159,039
Delayed delivery	40,149
Payable for fund shares redeemed	15,779
Distributions payable	3,825
Accrued management fee	4,955
Other affiliated payables	1,562
Other payables and accrued expenses	360
Collateral on securities loaned, at value	8,188
Total liabilities		233,857

Net Assets		$ 10,521,901
Net Assets consist of:
Paid in capital		$ 11,211,569
Undistributed net investment income		181,462
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(836,892)
Net unrealized appreciation (depreciation) on investments		(34,238)
Net Assets		$ 10,521,901

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2009

Capital and Income: Net Asset Value, offering price and redemption price per share ($10,491,904 ÷ 1,283,727 shares)	$ 8.17

Class F: Net Asset Value, offering price and redemption price per share ($29,997 ÷ 3,671 shares)	$ 8.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2009

Investment Income
Dividends		$ 3,176
Interest		448,499
Income from Fidelity Central Funds		934
Total income		452,609

Expenses
Management fee	$ 25,930
Transfer agent fees	8,254
Accounting and security lending fees	671
Custodian fees and expenses	55
Independent trustees' compensation	30
Appreciation in deferred trustee compensation account	1
Registration fees	137
Audit	97
Legal	56
Miscellaneous	94
Total expenses before reductions	35,325
Expense reductions	(21)	35,304
Net investment income		417,305
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	76,648
Foreign currency transactions	(1)
Total net realized gain (loss)		76,647
Change in net unrealized appreciation (depreciation) on: Investment securities	2,217,894
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		2,217,901
Net gain (loss)		2,294,548
Net increase (decrease) in net assets resulting from operations		$ 2,711,853

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2009	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 417,305	$ 754,662
Net realized gain (loss)	76,647	(635,744)
Change in net unrealized appreciation (depreciation)	2,217,901	(2,117,044)
Net increase (decrease) in net assets resulting from operations	2,711,853	(1,998,126)
Distributions to shareholders from net investment income	(327,944)	(668,678)
Share transactions - net increase (decrease)	612,478	371,549
Redemption fees	737	1,528
Total increase (decrease) in net assets	2,997,124	(2,293,727)

Net Assets
Beginning of period	7,524,777	9,818,504
End of period (including undistributed net investment income of $181,462 and undistributed net investment income of $92,101, respectively)	$ 10,521,901	$ 7,524,777

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital and Income

Six months ended October 31,

Years ended April 30,

2009

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.23	$ 8.52	$ 9.18	$ 8.57	$ 8.15	$ 7.94
Income from Investment Operations
Net investment income D	.337	.645	.557	.543	.524	.539 G
Net realized and unrealized gain (loss)	1.867	(2.364)	(.668)	.609	.416	.210
Total from investment operations	2.204	(1.719)	(.111)	1.152	.940	.749
Distributions from net investment income	(.265)	(.572)	(.551)	(.543)	(.521)	(.540)
Redemption fees added to paid in capital D	.001	.001	.002	.001	.001	.001
Net asset value, end of period	$ 8.17	$ 6.23	$ 8.52	$ 9.18	$ 8.57	$ 8.15
Total Return B, C	35.87%	(20.07)%	(1.14)%	13.95%	11.84%	9.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	.78%	.75%	.76%	.77%	.78%
Expenses net of fee waivers, if any	.77% A	.78%	.75%	.76%	.77%	.78%
Expenses net of all reductions	.77% A	.78%	.74%	.75%	.77%	.77%
Net investment income	9.07% A	9.55%	6.39%	6.21%	6.24%	6.61% G
Supplemental Data
Net assets, end of period (in millions)	$ 10,492	$ 7,525	$ 9,819	$ 8,985	$ 6,123	$ 4,990
Portfolio turnover rate F	48% A	48%	48%	37%	42%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Net investment income per share includes approximately $.15 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been 6.42%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended October 31,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.83
Income from Investment Operations
Net investment income D	.180
Net realized and unrealized gain (loss)	1.344
Total from investment operations	1.524
Distributions from net investment income	(.184)
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 8.17
Total Return B, C	22.46%
Ratios to Average Net Assets E, H
Expenses before reductions	.56% A
Expenses net of fee waivers, if any	.56% A
Expenses net of all reductions	.56% A
Net investment income	7.40% A
Supplemental Data
Net assets, end of period (in millions)	$ 30
Portfolio turnover rate F	48% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares and the existing class was designated Capital & Income on June 26, 2009. The Fund offers Capital & Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

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3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 21, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,229,868
Gross unrealized depreciation	(1,131,349)
Net unrealized appreciation (depreciation)	$ 98,519

Tax cost	$ 10,363,414

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of

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4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,646,596 and $2,053,379, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each Class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Capital and Income	$ 8,254.18

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

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8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2009A	Year ended April 30, 2009
From net investment income
Capital and Income	$ 327,851	$ 668,678
Class F	93	-
Total	$ 327,944	$ 668,678

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2009A	Year ended April 30, 2009	Six months ended October 31, 2009A	Year ended April 30, 2009
Capital and Income
Shares sold	203,452	268,449	$ 1,500,710	$ 1,762,789
Reinvestment of distributions	40,999	97,827	305,534	627,053
Shares redeemed	(168,777)	(310,180)	(1,223,821)	(2,018,293)
Net increase (decrease)	75,674	56,096	$ 582,423	$ 371,549
Class F
Shares sold	3,702	-	$ 30,305	$ -
Reinvestment of distributions	11	-	93	-
Shares redeemed	(42)	-	(343)	-
Net increase (decrease)	3,671	-	$ 30,055	$ -

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of the Fund.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 21, 2009

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Capital & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the fourth quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Capital & Income Fund

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CAI-USAN-1209
1.784852.106

Fidelity®

Capital & Income

Fund -
Class F

Semiannual Report

October 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009) for Capital and Income and for the entire period (June 26, 2009 to October 31, 2009) for Class F. The hypothetical expense example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2009	Expenses Paid During Period
Capital and Income	.77%
Actual		$ 1,000.00	$ 1,358.70	$ 4.58B
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92C
Class F	.56%
Actual		$ 1,000.00	$ 1,224.60	$ 2.18B
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.85C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Capital and Income and multiplied by 128/365 (to reflect the period June 26, 2009 to October 31, 2009) for Class F.

C Hypothetical expense are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	2.8	2.5
Freescale Semiconductor, Inc.	2.6	1.7
Ford Motor Credit Co. LLC	2.3	1.3
MGM Mirage, Inc.	2.3	2.6
Realogy Corp.	2.2	1.5
	12.2
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.2	14.5
Technology	9.9	7.2
Energy	8.6	9.1
Automotive	7.0	4.3
Electric Utilities	5.1	6.9
Quality Diversification (% of fund's net assets)
As of October 31, 2009	As of April 30, 2009
AAA,AA,A 0.0%	AAA,AA,A 0.1%
BBB 3.7%	BBB 4.2%
BB 11.9%	BB 17.4%
B 27.5%	B 30.5%
CCC,CC,C 33.1%	CCC,CC,C 29.3%
D 3.7%	D 2.8%
Not Rated 4.5%	Not Rated 3.6%
Equities 10.3%	Equities 5.1%
Short-Term Investments and Net Other Assets 5.3%	Short-Term Investments and Net Other Assets 7.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of October 31, 2009 *	As of April 30, 2009 **
Nonconvertible Bonds 66.9%	Nonconvertible Bonds 67.2%
Convertible Bonds, Preferred Stocks 2.0%	Convertible Bonds, Preferred Stocks 1.8%
Common Stocks 9.9%	Common Stocks 5.0%
Floating Rate Loans 15.9%	Floating Rate Loans 19.0%
Short-Term Investments and Net Other Assets 5.3%	Short-Term Investments and Net Other Assets 7.0%

* Foreign investments	14.4%	** Foreign investments	14.2%

Semiannual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 68.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.6%
Energy - 0.1%
Cal Dive International, Inc. 3.25% 12/15/25	$ 9,730	$ 8,467
Metals/Mining - 0.2%
Massey Energy Co. 3.25% 8/1/15	29,420	23,754
Technology - 0.4%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	6,870	5,788
6% 5/1/15	27,420	19,948
ON Semiconductor Corp. 0% 4/15/24	840	835
Spansion, Inc. 2.25% 6/15/16 (c)(h)	13,080	4,578
SunPower Corp.:
0.75% 8/1/27	3,920	3,783
1.25% 2/15/27	3,350	2,931
		37,863
Telecommunications - 0.9%
NII Holdings, Inc. 3.125% 6/15/12	109,770	97,284
TOTAL CONVERTIBLE BONDS		167,368
Nonconvertible Bonds - 66.9%
Aerospace - 0.7%
Alion Science & Technology Corp. 10.25% 2/1/15	3,790	2,615
Hexcel Corp. 6.75% 2/1/15	10,710	10,389
Sequa Corp.:
11.75% 12/1/15 (h)	52,415	44,553
13.5% 12/1/15 pay-in-kind (h)	20,630	16,452
		74,009
Air Transportation - 1.2%
American Airlines, Inc. 13% 8/1/16 (h)	19,390	21,474
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	4,070	3,500
Continental Airlines, Inc. 7.25% 11/10/19 (i)	19,285	19,478
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	69,605	696
9.5% 9/15/14 (h)	5,970	6,134
10% 8/15/08 (a)	6,280	63
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	$ 46,524	$ 43,965
8.021% 8/10/22	23,529	19,999
Northwest Airlines Corp. 10% 2/1/09 (a)	8,210	62
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	5,910	30
8.875% 6/1/06 (a)	5,900	44
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	11,933	10,620
8.028% 11/1/17	5,231	4,185
		130,250
Auto Parts Distribution - 0.0%
Affinia Group, Inc. 10.75% 8/15/16 (h)	2,920	3,095
Automotive - 4.1%
Affinia Group, Inc. 9% 11/30/14	10,625	10,200
Ford Motor Credit Co. LLC:
7% 10/1/13	21,240	20,149
7.25% 10/25/11	49,105	48,162
7.375% 2/1/11	3,465	3,479
7.5% 8/1/12	34,670	33,630
8% 6/1/14	19,585	19,144
8% 12/15/16	68,755	66,418
12% 5/15/15	47,160	53,055
General Motors Acceptance Corp.:
6.75% 12/1/14	19,455	17,607
8% 11/1/31	28,080	23,838
General Motors Corp.:
6.75% 5/1/28 (c)	41,850	5,859
7.125% 7/15/13 (c)	14,185	2,128
7.2% 1/15/11 (c)	5,215	730
7.4% 9/1/25 (c)	26,520	3,779
7.7% 4/15/16 (c)	32,410	4,618
8.1% 6/15/24 (c)	10,445	1,515
8.25% 7/15/23 (c)	46,150	6,807
8.375% 7/15/33 (c)	43,285	6,493
8.8% 3/1/21 (c)	3,140	440
GMAC LLC 6% 4/1/11 (h)	6,983	6,704
Navistar International Corp. 8.25% 11/1/21	11,725	11,447
RSC Equipment Rental, Inc. 10% 7/15/17 (h)	9,975	10,723
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Tenneco, Inc.:
8.125% 11/15/15	$ 4,575	$ 4,484
8.625% 11/15/14	36,347	33,984
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	18,335	19,893
TRW Automotive, Inc.:
7% 3/15/14 (h)	1,365	1,269
7.25% 3/15/17 (h)	960	874
Visteon Corp. 7% 3/10/14 (c)	53,165	13,823
		431,252
Banks and Thrifts - 3.1%
Bank of America Corp.:
8% (j)	20,770	18,693
8.125% (j)	28,615	25,754
CIT Group, Inc.:
0.7044% 2/13/12 (j)	5,240	3,354
5% 2/13/14	14,710	9,517
5% 2/1/15	11,975	7,754
5.125% 9/30/14	6,490	4,202
5.4% 2/13/12	18,335	12,012
5.4% 3/7/13	11,344	7,354
5.4% 1/30/16	6,170	4,031
5.6% 4/27/11	1,965	1,279
5.85% 9/15/16	5,070	3,372
7.625% 11/30/12	19,645	12,726
GMAC LLC:
6.75% 12/1/14 (h)	16,305	14,838
8% 11/1/31 (h)	208,580	176,234
Lloyds TSB Group PLC:
5.92% (h)(j)	4,530	2,899
6.267% (h)(j)	4,800	3,120
6.413% (h)(j)	3,690	2,399
6.657% (h)(j)	2,890	1,879
Wells Fargo & Co. 7.98% (j)	7,850	7,399
Zions Bancorp 7.75% 9/23/14	12,800	11,456
		330,272
Broadcasting - 1.5%
Clear Channel Communications, Inc.:
4.9% 5/15/15	12,565	4,398
5.5% 9/15/14	9,650	3,764
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Clear Channel Communications, Inc.: - continued
5.5% 12/15/16	$ 9,055	$ 3,169
5.75% 1/15/13	15,185	7,289
6.25% 3/15/11	655	432
6.875% 6/15/18	6,135	2,117
10.75% 8/1/16	121,455	66,193
11.75% 8/1/16 pay-in-kind (e)	16,245	6,016
Rainbow National Services LLC:
8.75% 9/1/12 (h)	15,770	15,928
10.375% 9/1/14 (h)	17,085	17,854
Univision Communications, Inc. 12% 7/1/14 (h)	27,865	30,094
		157,254
Building Materials - 0.8%
Coleman Cable, Inc. 9.875% 10/1/12	5,190	5,138
General Cable Corp. 7.125% 4/1/17	3,350	3,199
Nortek, Inc.:
8.5% 9/1/14 (c)	56,030	40,482
10% 12/1/13 (c)	35,865	36,403
NTK Holdings, Inc. 10.75% 3/1/14 (c)	32,360	1,133
		86,355
Cable TV - 3.5%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (c)	92,943	18,589
11% 10/1/15 (c)	1,720	335
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (c)	50,780	61,571
10.25% 9/15/10 (c)	28,135	34,043
10.25% 10/1/13 (c)	29,130	31,752
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10.375% 4/30/14 (h)(j)	19,865	20,213
12.875% 9/15/14 (h)	15,950	17,545
EchoStar Communications Corp.:
6.625% 10/1/14	34,270	33,328
7% 10/1/13	4,085	4,085
7.125% 2/1/16	139,940	139,940
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
iesy Repository GmbH 10.375% 2/15/15 (h)	$ 4,660	$ 4,893
Videotron Ltd. 6.875% 1/15/14	3,630	3,616
		369,910
Capital Goods - 0.3%
Blount, Inc. 8.875% 8/1/12	6,070	6,176
Chart Industries, Inc. 9.125% 10/15/15	4,970	4,920
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,835
Terex Corp. 10.875% 6/1/16	19,250	20,983
		35,914
Chemicals - 2.2%
Chemtura Corp. 6.875% 6/1/16 (c)	4,540	4,778
MacDermid, Inc. 9.5% 4/15/17 (h)	2,460	2,337
Momentive Performance Materials, Inc.:
9.75% 12/1/14	93,105	79,605
10.875% 12/1/14 pay-in-kind (j)	34,218	26,659
11.5% 12/1/16	94,475	70,620
NOVA Chemicals Corp.:
4.5375% 11/15/13 (j)	6,425	5,702
6.5% 1/15/12	21,991	21,386
Solutia, Inc. 8.75% 11/1/17	4,270	4,430
Sterling Chemicals, Inc. 10.25% 4/1/15	7,980	7,621
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)	16,110	10,109
		233,247
Consumer Products - 0.3%
ACCO Brands Corp. 10.625% 3/15/15 (h)	2,335	2,522
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	692
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,651
Hines Nurseries, Inc. 10.25% 10/1/11 (c)	2,480	248
Reddy Ice Holdings, Inc. 10.5% 11/1/12 (e)	15,460	14,223
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,450	3,286
Sealy Mattress Co. 10.875% 4/15/16 (h)	6,530	7,281
		30,903
Containers - 1.2%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,683
Berry Plastics Holding Corp.:
4.174% 9/15/14 (j)	2,415	1,932
8.875% 9/15/14	81,955	75,194
10.25% 3/1/16	19,510	16,584
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Crown Cork & Seal, Inc.:
7.375% 12/15/26	$ 2,469	$ 2,234
7.5% 12/15/96	17,610	13,516
Solo Cup Co. 8.5% 2/15/14	10,300	10,017
Vitro SAB de CV:
8.625% 2/1/12 (c)	4,980	2,216
9.125% 2/1/17 (c)	10,510	4,677
		129,053
Diversified Financial Services - 1.7%
ACE Cash Express, Inc. 10.25% 10/1/14 (h)	6,080	4,742
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	22,710	25,038
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	2,035	1,994
International Lease Finance Corp.:
4.75% 1/13/12	9,725	7,970
5% 9/15/12	10,525	8,506
5.625% 9/20/13	8,050	6,115
6.625% 11/15/13	33,985	26,223
Sprint Capital Corp. 8.75% 3/15/32	109,010	94,294
		174,882
Diversified Media - 1.1%
Affinion Group, Inc. 11.5% 10/15/15	12,915	13,432
CanWest Media, Inc. 8% 9/15/12 (c)	2,087	1,670
Interpublic Group of Companies, Inc. 10% 7/15/17	9,800	10,511
Liberty Media Corp.:
8.25% 2/1/30	20,315	18,284
8.5% 7/15/29	13,600	12,376
MDC Partners, Inc. 11% 11/1/16 (h)	3,250	3,250
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	31,690	27,333
11.5% 5/1/16	18,515	19,626
11.625% 2/1/14	9,580	10,227
		116,709
Electric Utilities - 2.4%
Aquila, Inc. 11.875% 7/1/12 (j)	7,225	8,385
Chivor SA E.S.P. 9.75% 12/30/14 (h)	7,875	8,859
Edison Mission Energy:
7.5% 6/15/13	8,990	8,383
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Edison Mission Energy: - continued
7.75% 6/15/16	$ 6,230	$ 5,381
Energy Future Holdings:
10.875% 11/1/17	74,670	51,522
12% 11/1/17 pay-in-kind (j)	34,053	20,057
Intergen NV 9% 6/30/17 (h)	43,300	45,032
NiSource Finance Corp. 10.75% 3/15/16	53,425	63,634
Tenaska Alabama Partners LP 7% 6/30/21 (h)	4,762	4,429
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	28,530	20,256
Series B, 10.25% 11/1/15	10,450	7,420
11.25% 11/1/16 pay-in-kind	7,473	4,402
Utilicorp United, Inc. 7.95% 2/1/11 (e)	175	182
		247,942
Energy - 6.8%
Ashland, Inc. 9.125% 6/1/17 (h)	9,595	10,339
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (h)	21,260	22,536
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	3,915
Berry Petroleum Co.:
8.25% 11/1/16	13,210	12,814
10.25% 6/1/14	8,525	9,143
Chaparral Energy, Inc.:
8.5% 12/1/15	22,100	19,227
8.875% 2/1/17	17,790	15,477
Chesapeake Energy Corp.:
6.5% 8/15/17	30,665	28,825
6.875% 11/15/20	12,540	11,537
7.5% 9/15/13	2,000	2,030
9.5% 2/15/15	11,255	12,184
Complete Production Services, Inc. 8% 12/15/16	11,475	10,844
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)	23,830	20,375
Continental Resources, Inc. 8.25% 10/1/19 (h)	3,455	3,541
Denbury Resources, Inc. 9.75% 3/1/16	6,305	6,746
Enron Corp.:
Series A, 8.375% 5/23/05 (c)	15,020	0*
6.4% 7/15/06 (c)	3,270	2
6.625% 11/15/05 (c)	13,290	8
6.725% 11/17/08 (c)(j)	4,095	0*
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Enron Corp.: - continued
6.75% 8/1/09 (c)	$ 3,320	$ 0*
6.875% 10/15/07 (c)	8,050	5
6.95% 7/15/28 (c)	7,270	0*
7.125% 5/15/07 (c)	1,390	1
7.375% 5/15/19 (c)	8,400	5
7.875% 6/15/03 (c)	1,390	1
9.125% 4/1/03 (c)	285	0*
9.875% 6/5/03 (c)	1,268	1
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,393
Harvest Operations Corp. 7.875% 10/15/11	5,620	5,662
Headwaters, Inc. 11.375% 11/1/14 (h)	3,945	3,955
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	20,850	21,423
Hercules Offshore, Inc. 10.5% 10/15/17 (h)	19,475	19,475
InterNorth, Inc. 9.625% 3/16/06 (c)	5,575	3
Mariner Energy, Inc.:
7.5% 4/15/13	10,985	10,710
8% 5/15/17	20,325	18,902
11.75% 6/30/16	19,080	20,988
OPTI Canada, Inc.:
7.875% 12/15/14	40,830	31,847
8.25% 12/15/14	5,025	3,989
Petrohawk Energy Corp.:
7.875% 6/1/15	38,950	39,340
9.125% 7/15/13	26,090	27,003
Petroleum Development Corp. 12% 2/15/18	21,910	21,855
Plains Exploration & Production Co. 10% 3/1/16	17,695	19,022
Quicksilver Resources, Inc. 11.75% 1/1/16	19,550	21,701
Range Resources Corp. 7.375% 7/15/13	5,530	5,585
SandRidge Energy, Inc.:
8% 6/1/18 (h)	27,610	27,127
8.625% 4/1/15 pay-in-kind (j)	21,730	21,784
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	37,997
8% 3/1/32	20,945	23,977
Southern Star Central Corp. 6.75% 3/1/16	6,870	6,561
Southwestern Energy Co. 7.5% 2/1/18	12,875	13,197
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (h)	16,260	17,480
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13	$ 5,140	$ 4,832
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	10,355
7.5% 4/1/17	6,635	7,373
7.625% 4/1/37	7,450	8,374
8% 2/1/16	4,390	4,972
8.375% 6/15/32	6,100	7,252
Venoco, Inc.:
8.75% 12/15/11	15,355	15,739
11.5% 10/1/17 (h)	12,960	12,863
W&T Offshore, Inc. 8.25% 6/15/14 (h)	28,470	25,908
		710,200
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 11% 2/1/16	10,730	11,374
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14 (h)	5,760	6,106
Food and Drug Retail - 1.0%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,544	4,340
Rite Aid Corp.:
7.5% 3/1/17	21,110	18,788
8.625% 3/1/15	3,410	2,796
9.375% 12/15/15	23,255	19,185
9.5% 6/15/17	29,570	23,730
10.25% 10/15/19 (h)	7,170	7,188
10.375% 7/15/16	19,160	19,112
Tops Markets LLC 10.125% 10/15/15 (h)	14,055	14,336
		109,475
Food/Beverage/Tobacco - 0.6%
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (h)	19,575	21,777
Leiner Health Products, Inc. 11% 6/1/12 (c)	2,870	0*
Michael Foods, Inc. 8% 11/15/13	2,690	2,724
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	4,540	4,495
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15	1,930	1,949
10.625% 4/1/17	1,395	1,423
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Smithfield Foods, Inc.:
7.75% 7/1/17	$ 15,280	$ 12,415
10% 7/15/14 (h)	21,185	22,032
		66,815
Gaming - 3.5%
FireKeepers Development Authority 13.875% 5/1/15 (h)	7,760	8,381
Harrah's Operating Co., Inc. 11.25% 6/1/17 (h)	45,385	46,293
MGM Mirage, Inc.:
5.875% 2/27/14	26,015	19,641
6.625% 7/15/15	95,955	72,446
6.75% 9/1/12	19,255	16,367
6.75% 4/1/13	47,175	38,919
6.875% 4/1/16	12,170	9,067
7.5% 6/1/16	57,145	41,144
7.625% 1/15/17	22,890	17,282
10.375% 5/15/14 (h)	10,555	11,267
11.125% 11/15/17 (h)	14,970	16,430
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	14,930	9,854
11.5% 11/1/17 (h)	16,845	16,466
Scientific Games Corp. 6.25% 12/15/12	3,050	2,943
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	8,350	5,762
Station Casinos, Inc.:
6% 4/1/12 (c)	42,515	10,097
6.5% 2/1/14 (c)	58,215	1,164
6.625% 3/15/18 (c)	60,505	1,210
6.875% 3/1/16 (c)	64,220	1,284
7.75% 8/15/16 (c)	65,520	15,070
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)	2,645	265
12.75% 1/15/13 (c)	4,965	99
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	5,728	3,437
		364,888
Healthcare - 2.8%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (h)	27,800	30,094
Biomet, Inc. 10% 10/15/17	1,000	1,080
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (j)	$ 62,786	$ 53,082
CRC Health Group, Inc. 10.75% 2/1/16	7,690	6,037
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (h)	22,375	20,585
HCA, Inc.:
5.75% 3/15/14	13,098	12,083
6.25% 2/15/13	6,490	6,279
6.375% 1/15/15	4,250	3,963
6.5% 2/15/16	15,950	14,873
6.75% 7/15/13	6,490	6,312
Invacare Corp. 9.75% 2/15/15	7,340	7,725
Rural/Metro Corp. 9.875% 3/15/15	6,115	6,115
Senior Housing Properties Trust 7.875% 4/15/15	11,204	10,532
Skilled Healthcare Group, Inc. 11% 1/15/14	5,982	6,221
Sun Healthcare Group, Inc. 9.125% 4/15/15	1,550	1,569
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	12,530	13,188
Tenet Healthcare Corp.:
9.25% 2/1/15	5,170	5,312
9.875% 7/1/14	46,985	49,334
United Surgical Partners International, Inc. 8.875% 5/1/17	3,390	3,390
Ventas Realty LP 6.5% 6/1/16	3,670	3,505
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (e)	35,120	31,125
		292,404
Homebuilding/Real Estate - 2.4%
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (h)	24,975	27,223
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16 (h)	23,940	23,820
Realogy Corp.:
10.5% 4/15/14	180,625	130,050
11.75% 4/15/14 pay-in-kind (j)	22,094	14,467
Rouse Co. 5.375% 11/26/13 (c)	19,690	17,327
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(h)	40,220	35,796
		248,683
Insurance - 0.0%
USI Holdings Corp. 4.315% 11/15/14 (h)(j)	3,495	2,883
Leisure - 0.8%
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(h)	25,021	23,270
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - continued
Six Flags, Inc.:
8.875% 2/1/10 (c)	$ 42,285	$ 10,571
9.625% 6/1/14 (c)	29,540	7,385
9.75% 4/15/13 (c)	4,765	1,227
Town Sports International Holdings, Inc. 11% 2/1/14	19,749	10,269
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (h)(i)	11,540	11,396
11.75% 4/1/10	9,445	9,492
Vail Resorts, Inc. 6.75% 2/15/14	8,875	8,764
		82,374
Metals/Mining - 3.3%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (c)(j)	12,670	44
Drummond Co., Inc.:
7.375% 2/15/16 (h)	21,735	20,268
9% 10/15/14 (h)	7,700	7,758
FMG Finance Property Ltd.:
10% 9/1/13 (h)	21,855	22,511
10.625% 9/1/16 (h)	73,870	79,780
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	76,065	81,960
Novelis, Inc. 11.5% 2/15/15 (h)	4,535	4,694
Peabody Energy Corp. 7.875% 11/1/26	26,690	25,889
Teck Resources Ltd.:
9.75% 5/15/14	23,995	26,994
10.25% 5/15/16	30,580	34,899
10.75% 5/15/19	35,780	41,684
		346,481
Paper - 0.8%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14	13,865	15,252
Glatfelter 7.125% 5/1/16	2,400	2,328
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (c)	4,535	3,583
NewPage Corp.:
6.7331% 5/1/12 (j)	8,670	5,115
11.375% 12/31/14 (h)	18,665	18,385
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (c)	22,675	17,913
Stone Container Corp. 8.375% 7/1/12 (c)	11,660	9,211
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Temple-Inland, Inc. 6.625% 1/15/16	$ 630	$ 621
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (h)	14,710	15,446
		87,854
Publishing/Printing - 1.2%
Cenveo Corp. 10.5% 8/15/16 (h)	13,585	13,347
Haights Cross Communications, Inc. 12.5% 8/15/11 (c)(e)	9,350	561
Sun Media Corp. Canada 7.625% 2/15/13	10,365	8,914
The Reader's Digest Association, Inc. 9% 2/15/17 (c)	14,730	221
TL Acquisitions, Inc. 10.5% 1/15/15 (h)	104,815	99,050
		122,093
Railroad - 0.4%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14	8,690	8,212
7.625% 12/1/13	7,670	7,229
12.5% 4/1/16 (h)	10,550	11,763
TFM SA de CV 9.375% 5/1/12	16,130	16,170
		43,374
Restaurants - 0.1%
Carrols Corp. 9% 1/15/13	14,495	14,495
Services - 0.9%
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	28,735	28,735
Mac-Gray Corp. 7.625% 8/15/15	3,040	3,002
MediMedia USA, Inc. 11.375% 11/15/14 (h)	3,780	3,024
NCO Group, Inc. 11.875% 11/15/14	9,865	7,201
Penhall International Corp. 12% 8/1/14 (h)	6,510	2,604
The Geo Group, Inc. 7.75% 10/15/17 (h)	5,145	5,184
West Corp. 9.5% 10/15/14	39,115	39,115
		88,865
Shipping - 0.8%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (h)(i)	9,590	9,734
9.5% 12/15/14	23,110	22,648
Ship Finance International Ltd. 8.5% 12/15/13	6,570	6,242
Trico Shipping AS 11.875% 11/1/14 (h)	35,175	36,010
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	$ 9,465	$ 8,235
US Shipping Partners LP 13% 8/15/14 (c)	13,660	18
		82,887
Specialty Retailing - 1.3%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14	6,560	6,773
Claire's Stores, Inc.:
9.25% 6/1/15	12,220	9,532
10.375% 6/1/15 pay-in-kind (j)	17,769	11,571
Michaels Stores, Inc.:
0% 11/1/16 (d)	2,020	1,414
10% 11/1/14	83,300	82,884
11.375% 11/1/16	4,075	3,932
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)	20,950	22,678
		138,784
Steels - 0.4%
International Steel Group, Inc. 6.5% 4/15/14	24,820	25,565
Ispat Inland ULC 9.75% 4/1/14	5,094	5,272
RathGibson, Inc. 11.25% 2/15/14 (c)	11,220	4,067
Steel Dynamics, Inc.:
7.375% 11/1/12	3,265	3,257
8.25% 4/15/16 (e)(h)	3,260	3,268
		41,429
Super Retail - 0.4%
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (e)	20,609	18,136
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	26,176	21,595
		39,731
Technology - 5.7%
Amkor Technology, Inc.:
7.125% 3/15/11	535	540
7.75% 5/15/13	3,950	3,950
9.25% 6/1/16	30,110	31,164
Avago Technologies Finance Ltd.:
5.8606% 6/1/13 (j)	3,962	3,898
11.875% 12/1/15	25,080	27,463
Ceridian Corp.:
11.25% 11/15/15	35,540	34,207
12.25% 11/15/15 pay-in-kind (j)	4,620	4,158
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.:
8.875% 12/15/14	$ 67,800	$ 54,918
9.875% 12/15/14 pay-in-kind (j)	141,836	101,008
GeoEye, Inc. 9.625% 10/1/15 (h)	4,005	4,125
Lucent Technologies, Inc.:
6.45% 3/15/29	91,660	71,953
6.5% 1/15/28	31,722	24,902
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 4.57% 12/15/11 (c)(j)	3,295	41
New ASAT Finance Ltd. 9.25% 2/1/11 (c)	9,655	12
NXP BV:
3.0344% 10/15/13 (j)	80,860	59,836
7.875% 10/15/14	72,530	59,475
9.5% 10/15/15	35,170	26,202
Open Solutions, Inc. 9.75% 2/1/15 (h)	4,070	2,727
Seagate Technology International 10% 5/1/14 (h)	5,450	5,995
Spansion LLC 11.25% 1/15/16 (c)(h)	20,560	17,476
SunGard Data Systems, Inc. 9.125% 8/15/13	24,240	24,604
Unisys Corp.:
12.5% 1/15/16	15,080	13,874
12.75% 10/15/14 (h)	2,160	2,376
14.25% 9/15/15 (h)	1,732	1,879
Viasystems, Inc. 10.5% 1/15/11	23,140	23,140
		599,923
Telecommunications - 9.2%
Citizens Communications Co.:
7.875% 1/15/27	12,690	11,611
9% 8/15/31	18,030	17,805
Digicel Group Ltd.:
8.875% 1/15/15 (h)	77,055	73,588
9.125% 1/15/15 pay-in-kind (h)(j)	34,404	33,028
9.25% 9/1/12 (h)	6,755	6,890
12% 4/1/14 (h)	34,455	38,590
DigitalGlobe, Inc. 10.5% 5/1/14 (h)	10,935	11,755
Global Crossing Ltd. 12% 9/15/15 (h)	12,175	12,936
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14	13,020	13,248
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (e)(h)	129,740	123,028
Intelsat Corp.:
9.25% 8/15/14	24,885	25,291
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Corp.: - continued
9.25% 6/15/16	$ 28,330	$ 28,755
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (h)	16,390	16,451
9.5% 6/15/16	61,522	64,444
11.5% 6/15/16	10,045	10,547
Intelsat Ltd. 11.25% 6/15/16	68,520	72,974
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	25,555	25,938
Millicom International Cellular SA 10% 12/1/13	14,815	15,315
Nextel Communications, Inc.:
5.95% 3/15/14	45,465	39,611
7.375% 8/1/15	25,105	22,249
NII Capital Corp. 10% 8/15/16 (h)	51,970	54,828
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (h)	8,080	8,444
Sprint Capital Corp.:
6.875% 11/15/28	149,971	112,478
6.9% 5/1/19	14,915	12,976
Sprint Nextel Corp. 6% 12/1/16	24,955	21,461
U.S. West Communications:
7.25% 9/15/25	2,025	1,757
7.25% 10/15/35	7,860	6,524
7.5% 6/15/23	1,710	1,548
ViaSat, Inc. 8.875% 9/15/16 (h)	5,120	5,242
Wind Acquisition Finance SA:
10.75% 12/1/15 (h)	21,630	23,360
11.75% 7/15/17 (h)	52,715	59,304
		971,976
Textiles & Apparel - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16	8,445	8,572
9.75% 1/15/15	7,365	7,696
		16,268
Trucking & Freight - 0.0%
Swift Transportation Co., Inc. 12.5% 5/15/17 (h)	4,845	3,634
TOTAL NONCONVERTIBLE BONDS		7,044,043
TOTAL CORPORATE BONDS (Cost $7,330,310)		7,211,411
Common Stocks - 9.9%
	Shares	Value (000s)
Air Transportation - 0.3%
Delta Air Lines, Inc. (a)	4,375,406	$ 31,240
Automotive - 1.4%
BorgWarner, Inc.	1,500,000	45,480
Group 1 Automotive, Inc.	1,100,000	27,962
Tenneco, Inc. (a)	1,294,500	17,631
The Goodyear Tire & Rubber Co. (a)	2,000,000	25,760
TRW Automotive Holdings Corp. (a)	2,250,000	35,213
		152,046
Banks and Thrifts - 0.5%
Bank of America Corp.	3,850,000	56,133
Cable TV - 0.3%
Comcast Corp. Class A	1,931,504	28,007
Liberty Global, Inc. Class A (a)	9,320	191
		28,198
Capital Goods - 0.0%
Remy International, Inc. (a)	173,534	599
Chemicals - 0.4%
Georgia Gulf Corp. (a)(g)	2,677,079	38,470
Sterling Chemicals, Inc. (a)	897	9
		38,479
Containers - 0.0%
Constar International, Inc. (a)(g)	115,450	2,424
Diversified Media - 0.0%
Discovery Communications, Inc. (a)	62,500	1,719
Discovery Communications, Inc. Class C (a)	62,500	1,501
		3,220
Electric Utilities - 0.2%
NRG Energy, Inc. (a)	700,000	16,093
Portland General Electric Co.	20,217	376
		16,469
Energy - 1.6%
Chesapeake Energy Corp.	2,600,000	63,700
Denbury Resources, Inc. (a)	2,000,000	29,200
Forest Oil Corp. (a)	619,993	12,152
Valero Energy Corp.	525,000	9,503
Williams Companies, Inc.	2,850,000	53,723
		168,278
Entertainment/Film - 0.0%
Ascent Media Corp. (a)	6,250	145
Common Stocks - continued
	Shares	Value (000s)
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	35,177	$ 1
Healthcare - 0.3%
Kinetic Concepts, Inc. (a)	1,000,000	33,190
Hotels - 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	2,000,000	58,120
Metals/Mining - 1.3%
Alpha Natural Resources, Inc. (a)	1,600,000	54,352
Haynes International, Inc. (a)	147,429	4,175
Intermet Corp. (a)(m)	521,664	0*
Teck Resources Ltd. Class B (sub. vtg.) (a)	2,800,000	81,219
		139,746
Publishing/Printing - 0.0%
R.H. Donnelley Corp. (a)	350,000	9
Restaurants - 0.0%
Ruth's Hospitality Group, Inc. (a)	10,300	32
Services - 0.6%
Visa, Inc. Class A	775,000	58,714
Shipping - 0.1%
Navios Maritime Holdings, Inc.	2,865,350	13,095
Technology - 1.9%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)	2,510,300	34
Cisco Systems, Inc. (a)	2,000,000	45,700
Google, Inc. Class A (a)	100,000	53,612
National Semiconductor Corp.	3,800,000	49,172
ON Semiconductor Corp. (a)	1,556,230	10,411
Skyworks Solutions, Inc. (a)	4,000,000	41,720
		200,649
Telecommunications - 0.4%
American Tower Corp. Class A (a)	15,912	586
Leap Wireless International, Inc. (a)(f)	1,400,000	18,508
MetroPCS Communications, Inc. (a)	3,100,000	19,313
XO Holdings, Inc.:
Series A, warrants 1/16/10 (a)	70,124	1
Series B, warrants 1/16/10 (a)	52,628	0*
Series C, warrants 1/16/10 (a)	52,628	0*
		38,408
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(m)	659,302	4,325
TOTAL COMMON STOCKS (Cost $1,120,439)		1,043,520
Preferred Stocks - 0.4%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
Chemicals - 0.0%
Celanese Corp. 4.25%	30,500	$ 1,071
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B, 16.00% (a)(m)	2,925	2,925
TOTAL CONVERTIBLE PREFERRED STOCKS		3,996
Nonconvertible Preferred Stocks - 0.3%
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	56,261	10
Diversified Financial Services - 0.3%
Preferred Blocker, Inc. 7.00% (h)	56,716	34,030
TOTAL NONCONVERTIBLE PREFERRED STOCKS		34,040
TOTAL PREFERRED STOCKS (Cost $30,691)		38,036
Floating Rate Loans - 15.9%
	Principal Amount (000s)
Aerospace - 0.1%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.0719% 2/21/13 (j)	$ 389	299
Tranche 2LN, term loan 10.3219% 2/21/14 (j)	650	293
Sequa Corp. term loan 3.881% 12/3/14 (j)	13,073	11,374
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6% 3/28/14 (j)	250	210
		12,176
Air Transportation - 0.5%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (j)	1,825	1,827
Tranche 2LN, term loan 3.5344% 4/30/14 (j)	8,511	7,064
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (j)	51,871	40,200
		49,091
Automotive - 1.5%
AM General LLC:
Credit-Linked Deposit 3.2438% 9/30/12 (j)	567	516
Tranche B, term loan 3.2687% 9/30/13 (j)	12,454	11,333
Ford Motor Co. term loan 3.2875% 12/15/13 (j)	80,805	72,119
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Lear Corp. term loan 7.5% 10/25/14 (j)	$ 1,220	$ 1,226
TRW Automotive Holdings Corp. Tranche B1, term loan 6.25% 2/9/14 (j)	8,042	8,042
Visteon Corp. term loan 4.426% 6/13/13 (c)(j)	78,925	67,481
		160,717
Banks and Thrifts - 0.5%
CIT Group, Inc.:
term loan 13% 1/20/12 (j)	9,260	9,642
Tranche A, term loan 9.75% 1/20/12 (j)	45,265	45,039
		54,681
Broadcasting - 0.7%
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (j)	97,470	77,976
Cable TV - 0.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (j)	75,818	69,184
Capital Goods - 0.2%
Chart Industries, Inc. Tranche B, term loan 2.25% 10/17/12 (j)	213	210
Dresser, Inc. Tranche 2LN, term loan 5.995% 5/4/15 pay-in-kind (j)	21,030	18,927
		19,137
Chemicals - 0.5%
Lyondell Chemical Co. term loan 8.6678% 12/15/09 (j)(l)	32,725	34,034
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (j)	27,874	23,135
		57,169
Consumer Products - 0.1%
Spectrum Brands, Inc.:
Credit-Linked Deposit 4.65% 6/30/12 (j)	488	476
Tranche B1, term loan 8.0001% 6/30/12 (j)	12,558	12,244
		12,720
Containers - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.2997% 4/3/15 (j)	24,200	20,751
Diversified Financial Services - 0.2%
Clear Channel Capital I LLC Tranche B, term loan 3.8938% 1/29/16 (j)	32,710	22,897
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 2.5%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7445% 10/10/14 (j)	$ 123,632	$ 95,042
Tranche B2, term loan 3.7446% 10/10/14 (j)	108,656	83,665
Tranche B3, term loan 3.7446% 10/10/14 (j)	108,240	82,262
		260,969
Energy - 0.1%
Coffeyville Resources LLC Tranche D, term loan 8.5% 12/28/13 (j)	7,776	7,542
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (j)	2,077	1,869
		9,411
Entertainment/Film - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (j)	9,447	5,196
Food and Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 2% 6/4/14 (j)	14,174	12,190
Gaming - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2856% 2/16/14 (j)	648	460
Las Vegas Sands LLC:
term loan 2.04% 5/23/14 (j)	541	433
Tranche B, term loan 2.04% 5/23/14 (j)	2,679	2,143
		3,036
Healthcare - 0.1%
PTS Acquisition Corp. term loan 2.4929% 4/10/14 (j)	7,771	6,606
Homebuilding/Real Estate - 0.9%
Realogy Corp.:
Credit-Linked Deposit 3.2457% 10/10/13 (j)	5,813	4,825
Tranche 2LN, term loan 13.5% 10/15/17	49,165	49,902
Tranche B, term loan 3.2869% 10/10/13 (j)	21,593	17,922
Tranche DD, term loan 3.2857% 10/10/13 (j)	21,619	17,944
		90,593
Leisure - 0.4%
Six Flags, Inc. Tranche B, term loan 2.5% 4/30/15 (j)	41,497	40,253
Metals/Mining - 0.1%
Aleris International, Inc.:
Tranche 1LN, term loan 5.2% 2/12/10 (j)(l)	5,292	5,345
Tranche B 1LN, term loan:
4.25% 12/19/13 (c)(j)	2,884	159
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Aleris International, Inc.: - continued
Tranche B 1LN, term loan:
12.5% 12/19/13 (j)	$ 6,047	$ 2,414
Tranche C 1LN, term loan 4.25% 12/19/13 (j)	4,011	2,607
		10,525
Paper - 0.2%
Smurfit-Stone Container Enterprises, Inc. term loan 2.8995% 11/11/11 (j)	21,877	21,221
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (j)	7,054	2,151
		23,372
Publishing/Printing - 1.9%
Cengage Learning, Inc. Tranche B, term loan 2.74% 7/5/14 (j)	48,604	41,678
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 5.2844% 6/12/14 (j)	118,774	101,552
Tranche 2LN, term loan 17.5% 12/12/14 (j)	145,820	37,913
Idearc, Inc. Tranche B, term loan 3.4179% 11/17/14 (c)(j)	15,275	7,179
The Reader's Digest Association, Inc. term loan 4.4898% 3/2/14 (c)(j)	16,270	8,054
		196,376
Restaurants - 0.0%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5522% 6/14/13 (j)	207	172
term loan 2.5625% 6/14/14 (j)	2,281	1,894
		2,066
Services - 0.4%
Affinion Group Holdings, Inc. term loan 8.2731% 3/1/12 (j)	20,628	18,276
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3625% 2/7/15 (j)	3,135	2,461
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (j)	4,230	825
ServiceMaster Co.:
term loan 2.7691% 7/24/14 (j)	23,773	21,039
Tranche DD, term loan 2.75% 7/24/14 (j)	2,449	2,168
		44,769
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - 0.8%
Burlington Coat Factory Warehouse Corp. term loan 2.565% 5/28/13 (j)	$ 25,042	$ 22,788
Michaels Stores, Inc. Tranche B1, term loan 2.5192% 10/31/13 (j)	71,237	63,401
		86,189
Technology - 1.9%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5344% 10/1/14 (j)	7,768	7,185
Tranche B A2, term loan 2.4929% 10/1/14 (j)	1,499	1,387
Tranche B A3, term loan 2.4929% 10/1/14 (j)	1,749	1,618
Tranche B-A, term loan 2.519% 10/1/14 (j)	27,032	25,005
Tranche B-B, term loan 2.5397% 10/1/12 (j)	17,416	16,458
Freescale Semiconductor, Inc. term loan:
1.9963% 12/1/13 (j)	112,613	90,372
12.5% 12/15/14	17,308	17,827
Kronos, Inc.:
Tranche 1LN, term loan 2.2825% 6/11/14 (j)	34,378	32,230
Tranche 2LN, term loan 6.0325% 6/11/15 (j)	8,615	7,452
Open Solutions, Inc. term loan 2.405% 1/23/14 (j)	1,073	869
		200,403
Telecommunications - 0.7%
Intelsat Jackson Holdings Ltd. term loan 3.2456% 2/1/14 (j)	65,515	58,472
Wind Telecomunicazioni SpA Tranche 2LN, term loan 7.9256% 3/21/15 (j)	12,400	12,493
		70,965
Textiles & Apparel - 0.1%
Levi Strauss & Co. term loan 2.495% 4/4/14 (j)	5,840	5,344
Trucking & Freight - 0.5%
Swift Transportation Co., Inc. term loan 3.5625% 5/10/14 (j)	56,687	48,184
TOTAL FLOATING RATE LOANS (Cost $1,518,512)		1,672,946
Other - 0.0%
	Principal Amount (000s)	Value (000s)
Delta Air Lines ALPA Claim (a) (Cost $316)	$ 41,750	$ 209
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.20% (k)	487,622,527	487,623
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(k)	8,188,150	8,188
TOTAL MONEY MARKET FUNDS (Cost $495,811)		495,811
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $10,496,079)		10,461,933
NET OTHER ASSETS - 0.6%		59,968
NET ASSETS - 100%		$ 10,521,901
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,956,958,000 or 18.6% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $14,080,000 and $14,548,000, respectively. The coupon rate will be determined at time of settlement.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,284,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	6/25/02 - 10/3/02	$ 2,925
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0*
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 932
Fidelity Securities Lending Cash Central Fund	2
Total	$ 934
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Constar International, Inc.	$ -	$ -	$ -	$ -	$ 2,424
Georgia Gulf Corp.	-	37,929	-	-	38,470
Total	$ -	$ 37,929	$ -	$ -	$ 40,894
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 249,620	$ 241,771	$ -	$ 7,849
Energy	222,630	222,630	-	-
Financials	90,163	56,133	34,030	-
Health Care	33,190	33,190	-	-
Industrials	44,335	44,335	-	-
Information Technology	259,363	259,329	34	-
Materials	127,368	126,288	1,071	9
Telecommunication Services	38,418	38,408	-	10
Utilities	16,469	16,469	-	-
Corporate Bonds	7,211,411	-	7,204,906	6,505
Floating Rate Loans	1,672,946	-	1,672,653	293
Money Market Funds	495,811	495,811	-	-
Other	209	-	209	-
Total Investments in Securities:	$ 10,461,933	$ 1,534,364	$ 8,912,903	$ 14,666
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 41,711
Total Realized Gain (Loss)	7
Total Unrealized Gain (Loss)	14,028
Cost of Purchases	11,539
Proceeds of Sales	(3,311)
Amortization/Accretion	664
Transfers in/out of Level 3	(49,972)
Ending Balance	$ 14,666
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 1,277

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.6%
Bermuda	5.3%
Canada	2.9%
Netherlands	1.9%
Australia	1.0%
Others (individually less than 1%)	3.3%
100.0%
Income Tax Information

At April 30, 2009, the fund had a capital loss carryforward of approximately $503,366,000 of which $139,701,000, $111,463,000 and $252,202,000 will expire on April 30, 2010, 2011 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending April 30, 2010 approximately $399,499,000 of losses recognized during the period November 1, 2008 to April 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2009

Assets
Investment in securities, at value (including securities loaned of $7,465) - See accompanying schedule: Unaffiliated issuers (cost $9,951,245)	$ 9,925,228
Fidelity Central Funds (cost $495,811)	495,811
Other affiliated issuers (cost $49,023)	40,894
Total Investments (cost $10,496,079)		$ 10,461,933
Cash		874
Receivable for investments sold		77,879
Receivable for fund shares sold		17,717
Dividends receivable		990
Interest receivable		193,185
Distributions receivable from Fidelity Central Funds		126
Prepaid expenses		59
Other affiliated receivables		310
Other receivables		2,685
Total assets		10,755,758

Liabilities
Payable for investments purchased Regular delivery	$ 159,039
Delayed delivery	40,149
Payable for fund shares redeemed	15,779
Distributions payable	3,825
Accrued management fee	4,955
Other affiliated payables	1,562
Other payables and accrued expenses	360
Collateral on securities loaned, at value	8,188
Total liabilities		233,857

Net Assets		$ 10,521,901
Net Assets consist of:
Paid in capital		$ 11,211,569
Undistributed net investment income		181,462
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(836,892)
Net unrealized appreciation (depreciation) on investments		(34,238)
Net Assets		$ 10,521,901

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2009

Capital and Income: Net Asset Value, offering price and redemption price per share ($10,491,904 ÷ 1,283,727 shares)	$ 8.17

Class F: Net Asset Value, offering price and redemption price per share ($29,997 ÷ 3,671 shares)	$ 8.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2009

Investment Income
Dividends		$ 3,176
Interest		448,499
Income from Fidelity Central Funds		934
Total income		452,609

Expenses
Management fee	$ 25,930
Transfer agent fees	8,254
Accounting and security lending fees	671
Custodian fees and expenses	55
Independent trustees' compensation	30
Appreciation in deferred trustee compensation account	1
Registration fees	137
Audit	97
Legal	56
Miscellaneous	94
Total expenses before reductions	35,325
Expense reductions	(21)	35,304
Net investment income		417,305
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	76,648
Foreign currency transactions	(1)
Total net realized gain (loss)		76,647
Change in net unrealized appreciation (depreciation) on: Investment securities	2,217,894
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		2,217,901
Net gain (loss)		2,294,548
Net increase (decrease) in net assets resulting from operations		$ 2,711,853

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2009	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 417,305	$ 754,662
Net realized gain (loss)	76,647	(635,744)
Change in net unrealized appreciation (depreciation)	2,217,901	(2,117,044)
Net increase (decrease) in net assets resulting from operations	2,711,853	(1,998,126)
Distributions to shareholders from net investment income	(327,944)	(668,678)
Share transactions - net increase (decrease)	612,478	371,549
Redemption fees	737	1,528
Total increase (decrease) in net assets	2,997,124	(2,293,727)

Net Assets
Beginning of period	7,524,777	9,818,504
End of period (including undistributed net investment income of $181,462 and undistributed net investment income of $92,101, respectively)	$ 10,521,901	$ 7,524,777

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital and Income

Six months ended October 31,

Years ended April 30,

2009

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.23	$ 8.52	$ 9.18	$ 8.57	$ 8.15	$ 7.94
Income from Investment Operations
Net investment income D	.337	.645	.557	.543	.524	.539 G
Net realized and unrealized gain (loss)	1.867	(2.364)	(.668)	.609	.416	.210
Total from investment operations	2.204	(1.719)	(.111)	1.152	.940	.749
Distributions from net investment income	(.265)	(.572)	(.551)	(.543)	(.521)	(.540)
Redemption fees added to paid in capital D	.001	.001	.002	.001	.001	.001
Net asset value, end of period	$ 8.17	$ 6.23	$ 8.52	$ 9.18	$ 8.57	$ 8.15
Total Return B, C	35.87%	(20.07)%	(1.14)%	13.95%	11.84%	9.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	.78%	.75%	.76%	.77%	.78%
Expenses net of fee waivers, if any	.77% A	.78%	.75%	.76%	.77%	.78%
Expenses net of all reductions	.77% A	.78%	.74%	.75%	.77%	.77%
Net investment income	9.07% A	9.55%	6.39%	6.21%	6.24%	6.61% G
Supplemental Data
Net assets, end of period (in millions)	$ 10,492	$ 7,525	$ 9,819	$ 8,985	$ 6,123	$ 4,990
Portfolio turnover rate F	48% A	48%	48%	37%	42%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Net investment income per share includes approximately $.15 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been 6.42%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended October 31,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.83
Income from Investment Operations
Net investment income D	.180
Net realized and unrealized gain (loss)	1.344
Total from investment operations	1.524
Distributions from net investment income	(.184)
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 8.17
Total Return B, C	22.46%
Ratios to Average Net Assets E, H
Expenses before reductions	.56% A
Expenses net of fee waivers, if any	.56% A
Expenses net of all reductions	.56% A
Net investment income	7.40% A
Supplemental Data
Net assets, end of period (in millions)	$ 30
Portfolio turnover rate F	48% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares and the existing class was designated Capital & Income on June 26, 2009. The Fund offers Capital & Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 21, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,229,868
Gross unrealized depreciation	(1,131,349)
Net unrealized appreciation (depreciation)	$ 98,519

Tax cost	$ 10,363,414

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,646,596 and $2,053,379, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each Class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Capital and Income	$ 8,254.18

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2009A	Year ended April 30, 2009
From net investment income
Capital and Income	$ 327,851	$ 668,678
Class F	93	-
Total	$ 327,944	$ 668,678

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2009A	Year ended April 30, 2009	Six months ended October 31, 2009A	Year ended April 30, 2009
Capital and Income
Shares sold	203,452	268,449	$ 1,500,710	$ 1,762,789
Reinvestment of distributions	40,999	97,827	305,534	627,053
Shares redeemed	(168,777)	(310,180)	(1,223,821)	(2,018,293)
Net increase (decrease)	75,674	56,096	$ 582,423	$ 371,549
Class F
Shares sold	3,702	-	$ 30,305	$ -
Reinvestment of distributions	11	-	93	-
Shares redeemed	(42)	-	(343)	-
Net increase (decrease)	3,671	-	$ 30,055	$ -

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 21, 2009

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Capital & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the fourth quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Capital & Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

CAI-F-SANN-1209
1.891676.100

Fidelity®

Focused High Income

Fund

Semiannual Report

October 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Actual	.79%	$ 1,000.00	$ 1,144.30	$ 4.27
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.22	$ 4.02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Chesapeake Energy Corp.	3.7	3.0
HCA, Inc.	3.6	3.9
American Real Estate Partners/American Real Estate Finance Corp.	3.5	2.3
EchoStar Communications Corp.	3.0	3.2
Freeport-McMoRan Copper & Gold, Inc.	2.8	3.4
	16.6
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	13.4	14.4
Energy	9.1	9.5
Metals/Mining	6.9	4.7
Electric Utilities	6.3	5.3
Homebuilding/Real Estate	6.0	5.7
Quality Diversification (% of fund's net assets)
As of October 31, 2009	As of April 30, 2009
BBB 2.7%	BBB 6.7%
BB 71.8%	BB 72.4%
B 18.5%	B 15.2%
CCC,CC,C 0.1%	CCC,CC,C 0.2%
Not Rated 0.2%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 6.7%	Short-Term Investments and Net Other Assets 5.1%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of October 31, 2009*		As of April 30, 2009**
	Nonconvertible Bonds 87.6%		Nonconvertible Bonds 87.0%
	Convertible Bonds, Preferred Stocks 0.9%		Convertible Bonds, Preferred Stocks 1.2%
	Floating Rate Loans 4.8%		Floating Rate Loans 6.7%
	Short-Term Investments and Net Other Assets 6.7%		Short-Term Investments and Net Other Assets 5.1%
* Foreign investments	15.0%	** Foreign investments	9.3%

Semiannual Report

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.5%
	Principal Amount	Value
Convertible Bonds - 0.9%
Energy - 0.5%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 2,731,000	$ 2,357,945
Homebuilding/Real Estate - 0.4%
Ventas, Inc. 3.875% 11/15/11 (a)	1,500,000	1,635,938
TOTAL CONVERTIBLE BONDS		3,993,883
Nonconvertible Bonds - 87.6%
Aerospace - 1.6%
BE Aerospace, Inc. 8.5% 7/1/18	3,260,000	3,390,400
Bombardier, Inc.:
7.45% 5/1/34 (a)	2,295,000	2,025,338
8% 11/15/14 (a)	1,375,000	1,409,375
		6,825,113
Air Transportation - 1.8%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	640,000	604,800
6.977% 11/23/22	29,751	24,321
8.608% 10/1/12	2,020,000	1,878,600
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	32,938	30,105
7.73% 9/15/12	11,300	10,848
7.875% 7/2/18	131,192	106,266
8.388% 5/1/22	22,844	20,332
9.798% 4/1/21	267,083	208,993
Continental Airlines, Inc.:
7.25% 11/10/19(e)	660,000	666,600
9.25% 5/10/17 (e)	410,000	414,100
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	1,035,000	1,035,000
8.021% 8/10/22	1,071,878	911,097
8.954% 8/10/14	2,325,330	1,976,530
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	61,151	48,921
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	139,942	93,761
		8,030,274
Automotive - 0.2%
Navistar International Corp. 8.25% 11/1/21	760,000	741,988
Banks and Thrifts - 0.7%
Citigroup Capital XXI 8.3% 12/21/77 (b)	1,041,745	963,614
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks and Thrifts - continued
Fifth Third Capital Trust IV 6.65% 4/15/37 (b)	$ 1,020,000	$ 726,750
Zions Bancorp 7.75% 9/23/14	1,455,000	1,302,225
		2,992,589
Building Materials - 0.4%
Owens Corning:
6.5% 12/1/16	1,652,000	1,646,943
9% 6/15/19	295,000	318,600
		1,965,543
Cable TV - 5.0%
CSC Holdings, Inc.:
6.75% 4/15/12	359,000	373,360
8.5% 4/15/14 (a)	285,000	299,963
8.5% 6/15/15 (a)	975,000	1,029,844
8.625% 2/15/19 (a)	2,785,000	2,979,950
DISH DBS Corp. 7.875% 9/1/19 (a)	2,330,000	2,364,950
EchoStar Communications Corp.:
6.375% 10/1/11	2,350,000	2,391,125
6.625% 10/1/14	1,545,000	1,502,513
7% 10/1/13	2,745,000	2,745,000
7.125% 2/1/16	2,650,000	2,650,000
7.75% 5/31/15	3,370,000	3,441,781
Videotron Ltd.:
9.125% 4/15/18 (a)	505,000	545,400
9.125% 4/15/18	1,315,000	1,420,200
		21,744,086
Capital Goods - 2.0%
Case Corp. 7.25% 1/15/16	5,655,000	5,471,213
Case New Holland, Inc. 7.75% 9/1/13 (a)	2,005,000	2,005,000
Leucadia National Corp. 7.125% 3/15/17	875,000	831,250
Terex Corp. 8% 11/15/17	465,000	427,800
		8,735,263
Chemicals - 0.7%
Nalco Co.:
7.75% 11/15/11	281,000	280,298
8.25% 5/15/17 (a)	580,000	609,000
NOVA Chemicals Corp.:
4.5375% 11/15/13 (b)	831,000	737,513
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
NOVA Chemicals Corp.: - continued
6.5% 1/15/12	$ 840,000	$ 816,900
Terra Capital, Inc. 7.75% 11/1/19 (a)	740,000	740,000
		3,183,711
Containers - 1.3%
Ball Corp. 7.125% 9/1/16	975,000	994,500
Greif, Inc. 6.75% 2/1/17	3,805,000	3,700,363
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	855,000	869,963
		5,564,826
Diversified Financial Services - 1.5%
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	730,000	804,825
Reliance Intermediate Holdings LP 9.5% 12/15/19 (a)	3,250,000	3,396,250
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (a)	660,000	658,350
Sprint Capital Corp. 8.75% 3/15/32	2,045,000	1,768,925
		6,628,350
Diversified Media - 2.4%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	1,900,000	1,778,875
10% 7/15/17	3,000,000	3,217,500
Lamar Media Corp. 9.75% 4/1/14	2,085,000	2,303,925
Liberty Media Corp.:
5.7% 5/15/13	1,985,000	1,865,900
8.25% 2/1/30	1,505,000	1,354,500
8.5% 7/15/29	115,000	104,650
		10,625,350
Electric Utilities - 4.9%
AES Corp.:
7.75% 3/1/14	1,290,000	1,296,450
7.75% 10/15/15	2,300,000	2,300,000
8% 10/15/17	2,345,000	2,368,450
9.75% 4/15/16 (a)	505,000	550,450
Aquila, Inc. 11.875% 7/1/12 (b)	20,000	23,212
Calpine Construction Finance Co. LP 8% 6/1/16 (a)	1,145,000	1,162,175
Edison Mission Energy:
7% 5/15/17	1,450,000	1,170,875
7.2% 5/15/19	1,175,000	928,250
7.625% 5/15/27	1,065,000	745,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Intergen NV 9% 6/30/17 (a)	$ 1,195,000	$ 1,242,800
IPALCO Enterprises, Inc. 7.25% 4/1/16 (a)	805,000	811,038
NRG Energy, Inc.:
7.375% 2/1/16	465,000	462,675
8.5% 6/15/19	4,125,000	4,166,250
NSG Holdings II, LLC 7.75% 12/15/25 (a)	1,755,000	1,566,338
RRI Energy, Inc. 6.75% 12/15/14	2,229,000	2,268,008
Tenaska Alabama Partners LP 7% 6/30/21 (a)	51,209	47,624
		21,110,095
Energy - 8.6%
Ashland, Inc. 9.125% 6/1/17 (a)	950,000	1,023,625
Chesapeake Energy Corp.:
6.5% 8/15/17	2,965,000	2,787,100
6.875% 1/15/16	270,000	259,200
7.25% 12/15/18	155,000	150,350
7.5% 9/15/13	1,725,000	1,750,875
7.5% 6/15/14	1,150,000	1,161,500
7.625% 7/15/13	4,760,000	4,926,600
9.5% 2/15/15	2,870,000	3,106,775
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	310,000	308,450
7.75% 5/15/17	515,000	509,850
9.5% 5/15/16 (a)	995,000	1,049,725
Denbury Resources, Inc. 9.75% 3/1/16	1,825,000	1,952,750
Forest Oil Corp.:
7.75% 5/1/14	1,000,000	980,000
8.5% 2/15/14 (a)	495,000	502,425
Frontier Oil Corp. 8.5% 9/15/16	765,000	780,300
Newfield Exploration Co. 7.125% 5/15/18	1,135,000	1,146,350
Pioneer Natural Resources Co. 6.65% 3/15/17	3,755,000	3,548,475
Plains Exploration & Production Co.:
7% 3/15/17	890,000	847,725
7.625% 6/1/18	1,960,000	1,933,050
7.75% 6/15/15	2,425,000	2,400,750
8.625% 10/15/19	880,000	882,200
10% 3/1/16	1,045,000	1,123,375
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	980,000	957,950
7.375% 7/15/13	1,000,000	1,010,000
7.5% 5/15/16	200,000	200,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Range Resources Corp.: - continued
8% 5/15/19	$ 1,140,000	$ 1,195,575
Southwestern Energy Co. 7.5% 2/1/18	930,000	953,250
		37,448,725
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16 (a)	440,000	446,600
Food and Drug Retail - 2.7%
Albertsons, Inc.:
7.75% 6/15/26	50,000	44,125
8% 5/1/31	325,000	295,750
Federated Retail Holdings, Inc. 5.9% 12/1/16	5,365,000	4,949,213
SUPERVALU, Inc.:
7.5% 5/15/12	3,550,000	3,638,750
8% 5/1/16	2,675,000	2,728,500
		11,656,338
Food/Beverage/Tobacco - 1.1%
Constellation Brands, Inc.:
7.25% 9/1/16	915,000	917,288
7.25% 5/15/17	640,000	638,400
8.375% 12/15/14	1,670,000	1,761,850
Del Monte Corp. 7.5% 10/15/19 (a)	1,245,000	1,254,338
		4,571,876
Gaming - 2.6%
Ameristar Casinos, Inc. 9.25% 6/1/14 (a)	1,515,000	1,575,600
Chukchansi Economic Development Authority:
4.9125% 11/15/12 (a)(b)	40,000	24,800
8% 11/15/13 (a)	70,000	45,500
Mohegan Tribal Gaming Authority 7.125% 8/15/14	210,000	145,950
Scientific Games Corp.:
7.875% 6/15/16 (a)	485,000	470,450
9.25% 6/15/19	755,000	770,100
9.25% 6/15/19 (a)	700,000	714,000
Seminole Hard Rock Entertainment, Inc. 2.799% 3/15/14 (a)(b)	5,000	4,025
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	200,000	193,000
7.25% 5/1/12	685,000	661,025
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	3,120,000	2,948,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.: - continued
6.625% 12/1/14	$ 3,405,000	$ 3,217,725
7.875% 11/1/17 (a)	485,000	477,725
		11,248,300
Healthcare - 5.3%
HCA, Inc.:
7.875% 2/15/20 (a)	745,000	763,625
8.5% 4/15/19 (a)	5,510,000	5,840,600
9.125% 11/15/14	4,525,000	4,649,438
9.25% 11/15/16	935,000	972,400
9.625% 11/15/16 pay-in-kind (b)	3,276,591	3,481,378
9.875% 2/15/17 (a)	140,000	148,400
Omega Healthcare Investors, Inc.:
7% 4/1/14	2,075,000	2,028,313
7% 1/15/16	935,000	892,925
Service Corp. International 7.5% 4/1/27	280,000	249,200
Ventas Realty LP:
6.5% 6/1/16	710,000	678,050
6.5% 6/1/16	1,160,000	1,107,800
6.625% 10/15/14	2,305,000	2,247,375
		23,059,504
Homebuilding/Real Estate - 5.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	8,495,000	8,346,324
8.125% 6/1/12	6,875,573	6,875,573
D.R. Horton, Inc. 6.5% 4/15/16	1,155,000	1,103,025
KB Home:
5.875% 1/15/15	255,000	242,250
6.25% 6/15/15	2,435,000	2,288,900
Lennar Corp.:
5.6% 5/31/15	940,000	857,750
12.25% 6/1/17	1,960,000	2,332,400
Ryland Group, Inc. 8.4% 5/15/17	2,010,000	2,150,700
		24,196,922
Hotels - 4.0%
Host Hotels & Resorts LP:
6.875% 11/1/14	135,000	131,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - continued
Host Hotels & Resorts LP: - continued
9% 5/15/17 (a)	$ 4,845,000	$ 5,135,700
Host Marriott LP 7.125% 11/1/13	4,765,000	4,693,525
ITT Corp. 7.375% 11/15/15	1,945,000	1,935,275
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	2,055,000	2,044,725
7.875% 5/1/12	1,705,000	1,773,200
7.875% 10/15/14	1,445,000	1,495,575
		17,209,625
Insurance - 0.1%
Provident Companies, Inc. 7% 7/15/18	325,000	314,844
Unum Group 7.125% 9/30/16	11,000	11,308
		326,152
Leisure - 2.7%
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	500,000	475,000
7.25% 3/15/18	1,130,000	1,046,663
11.875% 7/15/15	1,555,000	1,741,600
yankee:
7% 6/15/13	2,800,000	2,702,000
7.25% 6/15/16	3,875,000	3,632,813
7.5% 10/15/27	1,540,000	1,237,775
Speedway Motorsports, Inc. 8.75% 6/1/16 (a)	760,000	794,200
		11,630,051
Metals/Mining - 6.9%
Arch Coal, Inc. 8.75% 8/1/16 (a)	610,000	622,200
Compass Minerals International, Inc. 8% 6/1/19 (a)	2,000,000	2,050,000
Drummond Co., Inc.:
7.375% 2/15/16 (a)	3,790,000	3,534,175
9% 10/15/14 (a)	320,000	322,400
Freeport-McMoRan Copper & Gold, Inc.:
3.8813% 4/1/15 (b)	3,155,000	3,147,113
8.25% 4/1/15	4,170,000	4,472,325
8.375% 4/1/17	4,415,000	4,757,163
Massey Energy Co. 6.875% 12/15/13	3,010,000	2,972,375
Teck Resources Ltd.:
9.75% 5/15/14	4,355,000	4,899,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Teck Resources Ltd.: - continued
10.25% 5/15/16	$ 1,495,000	$ 1,706,169
10.75% 5/15/19	1,345,000	1,566,925
		30,050,220
Paper - 5.0%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (a)	480,000	488,400
Cascades, Inc. 7.25% 2/15/13	4,500,000	4,398,750
Domtar Corp.:
5.375% 12/1/13	2,930,000	2,812,800
7.125% 8/15/15	1,350,000	1,343,250
7.875% 10/15/11	129,000	134,160
10.75% 6/1/17	1,470,000	1,686,825
Georgia-Pacific Corp. 7% 1/15/15 (a)	5,540,000	5,595,400
Georgia-Pacific LLC 8.25% 5/1/16 (a)	650,000	684,125
Rock-Tenn Co.:
9.25% 3/15/16	1,555,000	1,656,075
9.25% 3/15/16 (a)	205,000	218,325
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (a)	2,430,000	2,551,500
		21,569,610
Services - 0.6%
FTI Consulting, Inc.:
7.625% 6/15/13	1,835,000	1,853,350
7.75% 10/1/16	701,000	701,000
		2,554,350
Shipping - 0.3%
Navios Maritime Holdings, Inc. 8.875% 11/1/17 (a)	395,000	400,925
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	70,000	59,500
8.75% 12/1/13	225,000	226,688
Teekay Corp. 8.875% 7/15/11	455,000	466,375
		1,153,488
Specialty Retailing - 0.6%
Ltd. Brands, Inc. 8.5% 6/15/19 (a)	2,415,000	2,550,844
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steels - 1.2%
Steel Dynamics, Inc.:
6.75% 4/1/15	$ 3,335,000	$ 3,184,925
7.375% 11/1/12	1,840,000	1,835,400
		5,020,325
Super Retail - 0.4%
Macy's Retail Holdings, Inc. 8.875% 7/15/15	1,555,000	1,644,413
Technology - 4.0%
Jabil Circuit, Inc.:
7.75% 7/15/16	1,180,000	1,224,250
8.25% 3/15/18	2,125,000	2,257,813
Lucent Technologies, Inc.:
6.45% 3/15/29	448,000	351,680
6.5% 1/15/28	5,000	3,925
Seagate Technology HDD Holdings:
6.375% 10/1/11	2,130,000	2,172,600
6.8% 10/1/16	1,015,000	994,700
Seagate Technology International 10% 5/1/14 (a)	3,980,000	4,378,000
Xerox Capital Trust I 8% 2/1/27	6,245,000	6,120,100
		17,503,068
Telecommunications - 13.3%
Cincinnati Bell, Inc. 8.25% 10/15/17	1,045,000	1,026,713
Citizens Communications Co.:
7.875% 1/15/27	375,000	343,125
9% 8/15/31	3,840,000	3,792,000
Cricket Communications, Inc. 7.75% 5/15/16 (a)	2,115,000	2,099,138
Crown Castle International Corp. 7.125% 11/1/19	710,000	700,238
DigitalGlobe, Inc. 10.5% 5/1/14 (a)	995,000	1,069,625
Frontier Communications Corp.:
8.125% 10/1/18	1,485,000	1,485,000
8.25% 5/1/14	1,785,000	1,840,781
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	2,730,000	2,859,675
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13	2,500,000	2,531,250
8.875% 1/15/15 (a)	90,000	91,350
8.875% 1/15/15	1,010,000	1,025,150
Nextel Communications, Inc.:
5.95% 3/15/14	1,960,000	1,707,650
6.875% 10/31/13	6,355,000	5,878,375
7.375% 8/1/15	5,305,000	4,701,556
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
NII Capital Corp. 10% 8/15/16 (a)	$ 2,050,000	$ 2,162,750
Qwest Capital Funding, Inc. 7.25% 2/15/11	235,000	235,000
Qwest Communications International, Inc.:
7.5% 2/15/14	560,000	548,800
7.5% 2/15/14	285,000	279,300
8% 10/1/15 (a)	1,460,000	1,449,050
Qwest Corp.:
3.549% 6/15/13 (b)	810,000	753,300
6.5% 6/1/17	1,165,000	1,103,838
7.5% 10/1/14	600,000	606,000
7.625% 6/15/15	601,000	607,010
8.375% 5/1/16 (a)	3,645,000	3,754,350
Sprint Capital Corp.:
6.875% 11/15/28	1,465,000	1,098,750
8.375% 3/15/12	2,155,000	2,181,938
Sprint Nextel Corp.:
6% 12/1/16	1,720,000	1,479,200
8.375% 8/15/17	1,300,000	1,257,750
U.S. West Communications:
6.875% 9/15/33	2,360,000	1,988,300
7.5% 6/15/23	925,000	837,125
Wind Acquisition Finance SA 11.75% 7/15/17 (a)	4,605,000	5,180,625
Windstream Corp. 7.875% 11/1/17 (a)	975,000	981,094
		57,655,806
TOTAL NONCONVERTIBLE BONDS		379,643,405
TOTAL CORPORATE BONDS (Cost $347,001,323)		383,637,288
Floating Rate Loans (d) - 4.8%

Automotive - 1.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (b)	4,169,399	3,200,014
Tranche C, term loan 2.1875% 12/27/15 (b)	2,160,953	1,647,726
		4,847,740
Floating Rate Loans (d) - continued
	Principal Amount	Value
Electric Utilities - 1.4%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2438% 3/30/12 (b)	$ 253,579	$ 235,828
term loan 3.2825% 3/30/14 (b)	3,590,699	3,339,350
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7445% 10/10/14 (b)	992,405	762,911
Tranche B3, term loan 3.7446% 10/10/14 (b)	2,291,824	1,741,786
		6,079,875
Entertainment/Film - 0.6%
Zuffa LLC term loan 2.3125% 6/19/15 (b)	2,699,490	2,429,541
Healthcare - 0.2%
PTS Acquisition Corp. term loan 2.4929% 4/10/14 (b)	1,083,792	921,223
Publishing/Printing - 0.4%
Newsday LLC term loan 10.5% 8/1/13	1,685,000	1,769,250
Technology - 1.0%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5344% 10/1/14 (b)	242,407	224,226
Tranche B-A, term loan 2.519% 10/1/14 (b)	868,261	803,141
Tranche B-B, term loan 2.5397% 10/1/12 (b)	2,818,430	2,663,417
Kronos, Inc. Tranche 1LN, term loan 2.2825% 6/11/14 (b)	602,852	565,174
		4,255,958
Telecommunications - 0.1%
Intelsat Jackson Holdings Ltd. term loan 3.2456% 2/1/14 (b)	630,000	562,275
Textiles & Apparel - 0.0%
Hanesbrands, Inc. Tranche 2LN, term loan 3.9938% 3/5/14 (b)	20,000	19,350
TOTAL FLOATING RATE LOANS (Cost $19,206,704)		20,885,212
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (c) (Cost $21,167,884)	21,167,884	$ 21,167,884
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $387,375,911)		425,690,384
NET OTHER ASSETS - 1.8%		8,021,545
NET ASSETS - 100%		$ 433,711,929
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,535,397 or 19.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) Security or position of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,702
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 383,637,288	$ -	$ 383,637,288	$ -
Floating Rate Loans	20,885,212	-	20,885,212	-
Money Market Funds	21,167,884	21,167,884	-	-
Total Investments in Securities:	$ 425,690,384	$ 21,167,884	$ 404,522,500	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.0%
Canada	5.3%
Cayman Islands	2.5%
Liberia	2.5%
Bermuda	1.6%
Luxembourg	1.2%
Others (individually less than 1%)	1.9%
100.0%
Income Tax Information
At April 30, 2009, the fund had a capital loss carryforward of approximately $2,760,670 of which $105,097, $337,083 and $2,318,490 will expire on April 30, 2014, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending April 30, 2010 approximately $6,076,958 of losses recognized during the period November 1, 2008 to April 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $366,208,027)	$ 404,522,500
Fidelity Central Funds (cost $21,167,884)	21,167,884
Total Investments (cost $387,375,911)		$ 425,690,384
Cash		7,534
Receivable for investments sold		3,608,496
Receivable for fund shares sold		630,606
Interest receivable		9,085,966
Distributions receivable from Fidelity Central Funds		2,552
Prepaid expenses		2,702
Other receivables		133
Total assets		439,028,373

Liabilities
Payable for investments purchased
Regular delivery	$ 2,617,130
Delayed delivery	1,070,000
Payable for fund shares redeemed	882,807
Distributions payable	431,427
Accrued management fee	208,151
Other affiliated payables	68,239
Other payables and accrued expenses	38,690
Total liabilities		5,316,444

Net Assets		$ 433,711,929
Net Assets consist of:
Paid in capital		$ 387,466,037
Undistributed net investment income		5,009,551
Accumulated undistributed net realized gain (loss) on investments		2,921,868
Net unrealized appreciation (depreciation) on investments		38,314,473
Net Assets, for 47,830,992 shares outstanding		$ 433,711,929
Net Asset Value, offering price and redemption price per share ($433,711,929 ÷ 47,830,992 shares)		$ 9.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2009 (Unaudited)

Investment Income
Interest		$ 18,476,053
Income from Fidelity Central Funds		43,702
Total income		18,519,755

Expenses
Management fee	$ 1,166,697
Transfer agent fees	304,311
Accounting fees and expenses	85,347
Custodian fees and expenses	6,567
Independent trustees' compensation	1,351
Registration fees	41,229
Audit	31,656
Legal	2,026
Miscellaneous	1,480
Total expenses before reductions	1,640,664
Expense reductions	(145)	1,640,519
Net investment income		16,879,236
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		11,971,981
Change in net unrealized appreciation (depreciation) on investment securities		26,692,689
Net gain (loss)		38,664,670
Net increase (decrease) in net assets resulting from operations		$ 55,543,906

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,879,236	$ 9,683,385
Net realized gain (loss)	11,971,981	(8,208,391)
Change in net unrealized appreciation (depreciation)	26,692,689	13,028,379
Net increase (decrease) in net assets resulting from operations	55,543,906	14,503,373
Distributions to shareholders from net investment income	(13,568,572)	(7,943,890)
Share transactions Proceeds from sales of shares	209,453,677	321,914,122
Reinvestment of distributions	11,297,897	6,361,684
Cost of shares redeemed	(174,598,021)	(53,807,013)
Net increase (decrease) in net assets resulting from share transactions	46,153,553	274,468,793
Redemption fees	91,575	252,361
Total increase (decrease) in net assets	88,220,462	281,280,637

Net Assets
Beginning of period	345,491,467	64,210,830
End of period (including undistributed net investment income of $5,009,551 and undistributed net investment income of $1,698,887, respectively)	$ 433,711,929	$ 345,491,467
Other Information Shares
Sold	24,519,156	41,578,812
Issued in reinvestment of distributions	1,299,057	793,552
Redeemed	(20,182,405)	(6,747,821)
Net increase (decrease)	5,635,808	35,624,543

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended October 31, 2009

Years ended April 30,

(Unaudited)

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.19	$ 9.77	$ 10.32	$ 9.96	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income D	.355	.663	.637	.624	.564	.331
Net realized and unrealized gain (loss)	.808	(1.683) G	(.560)	.350	.088	(.164)
Total from investment operations	1.163	(1.020)	.077	.974	.652	.167
Distributions from net investment income	(.285)	(.577)	(.632)	(.616)	(.554)	(.314)
Redemption fees added to paid in capital D	.002	.017	.005	.002	.002	.007
Net asset value, end of period	$ 9.07	$ 8.19	$ 9.77	$ 10.32	$ 9.96	$ 9.86
Total Return B, C	14.43%	(10.10)%	.92%	10.12%	6.75%	1.70%
Ratios to Average Net Assets E, I
Expenses before reductions	.79% A	.91%	.97%	1.00%	1.08%	1.22% A
Expenses net of fee waivers, if any	.79% A	.85%	.85%	.85%	.85%	.85% A
Expenses net of all reductions	.79% A	.85%	.85%	.85%	.85%	.84% A
Net investment income	8.16% A	8.36%	6.45%	6.19%	5.64%	5.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 433,712	$ 345,491	$ 64,211	$ 56,475	$ 43,633	$ 37,689
Portfolio turnover rate F	87% A	44%	69%	71%	81%	134% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2004 (commencement of operations) to April 30, 2005.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2009 (Unaudited)

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 16, 2009 have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 43,092,054
Gross unrealized depreciation	(1,687,344)
Net unrealized appreciation (depreciation)	$ 41,404,710

Tax cost	$ 384,285,674

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $201,974,631 and $167,380,977, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $849 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $145.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Focused High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown.

The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Focused High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FFH-USAN-1209
1.801608.105

Fidelity®

High Income

Fund

Semiannual Report

October 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009) for High Income and for the entire period (June 26, 2009 to October 31, 2009) for Class F. The hypothetical expense example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2009	Expenses Paid During Period
High Income	.75%
Actual		$ 1,000.00	$ 1,245.10	$ 4.24 B
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.82 C
Class F	.56%
Actual		$ 1,000.00	$ 1,156.50	$ 2.12 B
Hypothetical A		$ 1,000.00	$ 1,022.38	$ 2.85 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for High Income and multiplied by 128/365 (to reflect the period June 26, 2009 to October 31, 2009) for Class F.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	2.8	3.1
Avaya, Inc.	2.2	0.0
Intelsat Jackson Holdings Limited	1.9	2.7
Chesapeake Energy Corp.	1.7	2.1
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	1.7	1.6
	10.3
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.2	12.0
Healthcare	8.3	10.2
Technology	7.5	4.0
Electric Utilities	6.6	8.3
Energy	5.8	7.2
Quality Diversification (% of fund's net assets)
As of October 31, 2009	As of April 30, 2009
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 1.9%	BBB 2.7%
BB 24.6%	BB 26.8%
B 41.0%	B 43.0%
CCC,CC,C 24.8%	CCC,CC,C 18.1%
D 2.2%	D 2.7%
Not Rated 0.3%	Not Rated 1.0%
Equities 1.4%	Equities 0.1%
Short-Term Investments and Net Other Assets 3.8%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of October 31, 2009*		As of April 30, 2009**
	Nonconvertible Bonds 78.2%		Nonconvertible Bonds 77.3%
	Convertible Bonds, Preferred Stocks 3.1%		Convertible Bonds, Preferred Stocks 1.4%
	Common Stocks 0.2%		Common Stocks 0.1%
	Floating Rate Loans 14.7%		Floating Rate Loans 15.6%
	Short-Term Investments and Net Other Assets 3.8%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	10.7%	** Foreign investments	8.1%

Semiannual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 80.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.9%
Building Materials - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 3,500	$ 3,141
1% 10/15/12	4,260	3,987
		7,128
Capital Goods - 0.2%
AGCO Corp. 1.75% 12/31/33	9,300	12,509
Energy - 0.3%
Chesapeake Energy Corp. 2.75% 11/15/35	19,025	18,110
Food and Drug Retail - 0.3%
Rite Aid Corp. 8.5% 5/15/15	21,820	20,511
Healthcare - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16	4,000	4,340
Homebuilding/Real Estate - 0.4%
Ventas, Inc. 3.875% 11/15/11 (e)	26,860	29,294
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	8,000	7,370
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	1,830	1,771
Technology - 0.4%
Advanced Micro Devices, Inc. 6% 5/1/15	8,133	5,917
CommScope, Inc. 3.25% 7/1/15	5,000	6,037
Lucent Technologies, Inc. 2.875% 6/15/25	14,860	12,260
		24,214
TOTAL CONVERTIBLE BONDS		125,247
Nonconvertible Bonds - 78.2%
Aerospace - 0.7%
Bombardier, Inc.:
6.3% 5/1/14 (e)	11,195	10,971
8% 11/15/14 (e)	12,550	12,864
Sequa Corp. 11.75% 12/1/15 (e)	28,385	24,127
		47,962
Air Transportation - 0.5%
Continental Airlines, Inc. 9.25% 5/10/17 (f)	6,325	6,388
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	14,295	143
8.3% 12/15/29 (a)	7,735	77
9.5% 9/15/14 (e)	3,785	3,889
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Delta Air Lines, Inc.: - continued
10% 8/15/08 (a)	$ 1,980	$ 20
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	1,646	1,563
Northwest Airlines, Inc. pass-thru trust certificates:
6.841% 10/1/12	9,375	9,164
7.041% 10/1/23	8,874	7,809
7.691% 4/1/17	7,882	5,990
		35,043
Auto Parts Distribution - 0.0%
Affinia Group, Inc. 10.75% 8/15/16 (e)	1,925	2,041
Automotive - 3.2%
Commercial Vehicle Group, Inc. 8% 7/1/13	1,885	1,037
Ford Motor Co. 7.45% 7/16/31	16,920	13,874
Ford Motor Credit Co. LLC:
5.549% 6/15/11 (g)	8,075	7,833
7.5% 8/1/12	17,720	17,188
7.8% 6/1/12	7,945	7,806
8% 12/15/16	3,960	3,825
9.875% 8/10/11	11,475	11,737
General Motors Acceptance Corp.:
6.875% 9/15/11	4,860	4,653
7% 2/1/12	4,440	4,218
General Motors Corp.:
7.125% 7/15/13 (b)	3,380	507
7.2% 1/15/11 (b)	3,865	541
8.25% 7/15/23 (b)	6,425	948
8.375% 7/15/33 (b)	24,150	3,623
GMAC LLC 6.625% 5/15/12	8,855	8,324
Navistar International Corp. 8.25% 11/1/21	7,400	7,225
Tenneco, Inc.:
8.125% 11/15/15	36,585	35,853
8.625% 11/15/14	17,515	16,377
10.25% 7/15/13	4,305	4,434
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11	6,788	6,907
10.5% 5/15/16	42,200	45,787
TRW Automotive, Inc. 7% 3/15/14 (e)	15,680	14,582
		217,279
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Banks and Thrifts - 2.4%
Bank of America Corp. 8.125% (g)	$ 8,820	$ 7,938
CIT Group, Inc.:
4.75% 12/15/10	8,745	5,708
5% 2/13/14	6,220	4,024
5% 2/1/15	2,105	1,363
5.125% 9/30/14	22,780	14,750
5.4% 3/7/13	8,890	5,763
7.625% 11/30/12	21,880	14,174
Citigroup Capital XXI 8.3% 12/21/77 (g)	8,880	8,214
GMAC LLC:
6.625% 5/15/12 (e)	11,005	10,400
6.75% 12/1/14 (e)	24,665	22,445
6.875% 9/15/11 (e)	14,706	14,118
6.875% 8/28/12 (e)	8,276	7,821
7% 2/1/12 (e)	7,251	6,961
7.5% 12/31/13 (e)	10,240	9,472
8% 11/1/31 (e)	8,272	6,990
Wells Fargo & Co. 7.98% (g)	8,880	8,369
Zions Bancorp 7.75% 9/23/14	12,545	11,228
		159,738
Broadcasting - 0.4%
LIN Television Corp. 6.5% 5/15/13	12,265	11,284
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (e)(g)	17,837	11,949
7% 1/15/14	5,899	3,967
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	655	434
		27,634
Building Materials - 2.4%
Building Materials Corp. of America 7.75% 8/1/14	9,370	9,089
Coleman Cable, Inc. 9.875% 10/1/12	38,240	37,858
General Cable Corp.:
2.6647% 4/1/15 (g)	16,425	14,290
7.125% 4/1/17	16,255	15,524
Nortek, Inc.:
8.5% 9/1/14 (b)	20,490	14,804
10% 12/1/13 (b)	52,855	53,648
Owens Corning:
6.5% 12/1/16	4,995	4,980
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Owens Corning: - continued
9% 6/15/19	$ 5,260	$ 5,681
Texas Industries, Inc. 7.25% 7/15/13	4,700	4,606
		160,480
Cable TV - 3.2%
Cablevision Systems Corp. 8.625% 9/15/17 (e)	23,705	24,475
Cequel Communications Holdings / LLC and Cequel Capital Corp. 8.625% 11/15/17 (e)	17,670	17,419
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (b)	18,209	3,642
11% 10/1/15 (b)	1,910	372
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (b)	5,895	7,148
10.25% 9/15/10 (b)	26,480	32,041
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (e)(g)	40,200	41,004
12.875% 9/15/14 (e)	15,405	16,946
CSC Holdings, Inc.:
8.5% 4/15/14 (e)	12,890	13,567
8.625% 2/15/19 (e)	9,355	10,010
EchoStar Communications Corp.:
7% 10/1/13	16,115	16,115
7.125% 2/1/16	18,295	18,295
Kabel Deutschland GmbH 10.625% 7/1/14	6,965	7,244
Videotron Ltd. 6.875% 1/15/14	5,670	5,649
		213,927
Capital Goods - 0.9%
Baldor Electric Co. 8.625% 2/15/17	9,825	10,120
Chart Industries, Inc. 9.125% 10/15/15	10,135	10,034
Esco Corp.:
4.174% 12/15/13 (e)(g)	1,090	981
8.625% 12/15/13 (e)	18,645	18,645
SPX Corp. 7.625% 12/15/14	14,410	14,698
Terex Corp. 10.875% 6/1/16	8,765	9,554
		64,032
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - 1.8%
Huntsman International LLC 5.5% 6/30/16 (e)	$ 16,520	$ 14,249
Momentive Performance Materials, Inc. 9.75% 12/1/14	39,660	33,909
Nalco Co. 8.25% 5/15/17 (e)	5,900	6,195
NOVA Chemicals Corp.:
6.5% 1/15/12	6,390	6,214
8.375% 11/1/16 (e)	14,485	14,612
8.625% 11/1/19 (e)	11,615	11,775
Phibro Animal Health Corp. 10% 8/1/13 (e)	5,420	5,420
PolyOne Corp. 8.875% 5/1/12	15,440	15,594
Solutia, Inc. 8.75% 11/1/17	2,690	2,791
Terra Capital, Inc. 7.75% 11/1/19 (e)	11,330	11,330
		122,089
Consumer Products - 0.8%
Jarden Corp. 7.5% 5/1/17	33,175	32,677
Riddell Bell Holdings, Inc. 8.375% 10/1/12	23,880	22,746
		55,423
Containers - 0.9%
Berry Plastics Corp. 5.0344% 2/15/15 (g)	61,985	56,406
Berry Plastics Holding Corp. 8.875% 9/15/14	5,145	4,721
		61,127
Diversified Financial Services - 0.7%
Capital One Capital V 10.25% 8/15/39	22,125	25,250
Sprint Capital Corp. 8.75% 3/15/32	25,170	21,772
		47,022
Diversified Media - 1.1%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (e)	4,530	4,530
Interpublic Group of Companies, Inc. 10% 7/15/17	6,635	7,116
Liberty Media Corp. 5.7% 5/15/13	6,107	5,741
MDC Partners, Inc. 11% 11/1/16 (e)	2,050	2,050
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	8,855	7,637
10% 8/1/14	14,919	15,367
11.5% 5/1/16	21,670	22,970
11.625% 2/1/14	7,760	8,284
		73,695
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - 4.8%
AES Corp.:
8% 10/15/17	$ 31,165	$ 31,477
8.75% 5/15/13 (e)	13,597	13,869
9.75% 4/15/16 (e)	8,265	9,009
Aquila, Inc. 11.875% 7/1/12 (g)	4,405	5,113
Calpine Generating Co. LLC 3.9963% 4/1/09 (b)(g)	50	0*
CMS Energy Corp.:
8.5% 4/15/11	10,595	11,072
8.75% 6/15/19	7,635	8,360
Dynegy Holdings, Inc. 7.75% 6/1/19	6,465	5,511
Edison Mission Energy 7.2% 5/15/19	47,050	37,170
Energy Future Holdings:
10.875% 11/1/17	16,730	11,544
12% 11/1/17 pay-in-kind (g)	6,508	3,833
Mirant Americas Generation LLC:
8.3% 5/1/11	27,050	27,591
8.5% 10/1/21	900	788
9.125% 5/1/31	31,870	26,253
Mirant North America LLC 7.375% 12/31/13	5,510	5,455
NRG Energy, Inc.:
7.25% 2/1/14	18,450	18,358
7.375% 2/1/16	14,095	14,025
NSG Holdings II, LLC 7.75% 12/15/25 (e)	17,260	15,405
RRI Energy, Inc.:
6.75% 12/15/14	4,567	4,647
7.875% 6/15/17	28,370	27,803
Sierra Pacific Resources 6.75% 8/15/17	3,500	3,439
Tenaska Alabama Partners LP 7% 6/30/21 (e)	3,734	3,473
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	48,030	34,101
Series B, 10.25% 11/1/15	5,790	4,111
		322,407
Energy - 5.4%
Ashland, Inc. 9.125% 6/1/17 (e)	6,615	7,128
Chesapeake Energy Corp.:
6.5% 8/15/17	22,940	21,564
6.625% 1/15/16	12,505	12,020
6.875% 1/15/16	2,980	2,861
7% 8/15/14	5,960	6,020
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.: - continued
7.5% 9/15/13	$ 4,000	$ 4,060
7.5% 6/15/14	7,430	7,504
7.625% 7/15/13	15,310	15,846
9.5% 2/15/15	23,175	25,087
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (e)	10,827	9,257
11.75% 7/15/14 (e)	6,130	6,651
El Paso Corp. 8.25% 2/15/16	5,070	5,171
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	20,000	20,200
Forest Oil Corp.:
7.25% 6/15/19	38,970	36,632
8.5% 2/15/14 (e)	5,000	5,075
Headwaters, Inc. 11.375% 11/1/14 (e)	2,485	2,491
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	13,160	13,522
Hercules Offshore, Inc. 10.5% 10/15/17 (e)	12,750	12,750
OPTI Canada, Inc.:
7.875% 12/15/14	1,395	1,088
8.25% 12/15/14	31,010	24,616
Petrohawk Energy Corp.:
9.125% 7/15/13	10,025	10,376
10.5% 8/1/14	5,000	5,438
Pioneer Natural Resources Co. 6.65% 3/15/17	5,670	5,358
Plains Exploration & Production Co.:
7% 3/15/17	38,740	36,900
7.625% 6/1/18	3,510	3,462
10% 3/1/16	17,525	18,839
Range Resources Corp. 7.375% 7/15/13	16,370	16,534
SandRidge Energy, Inc.:
3.9147% 4/1/14 (g)	2,310	2,044
8.625% 4/1/15 pay-in-kind (g)	7,690	7,709
Southwestern Energy Co. 7.5% 2/1/18	4,010	4,110
Swift Energy Co. 7.125% 6/1/17	4,290	3,882
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	6,235	6,173
		360,368
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16 (e)	6,230	6,323
Food and Drug Retail - 1.6%
Federated Retail Holdings, Inc. 5.35% 3/15/12	12,635	12,398
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.:
6.875% 8/15/13	$ 5,838	$ 4,758
7.5% 3/1/17	18,745	16,683
9.375% 12/15/15	17,560	14,487
9.5% 6/15/17	4,435	3,559
10.25% 10/15/19 (e)	4,530	4,541
10.375% 7/15/16	20,510	20,459
SUPERVALU, Inc.:
7.5% 11/15/14	7,020	7,002
8% 5/1/16	12,375	12,623
Tops Markets LLC 10.125% 10/15/15 (e)	10,945	11,164
		107,674
Food/Beverage/Tobacco - 1.4%
Constellation Brands, Inc.:
7.25% 5/15/17	17,770	17,726
8.375% 12/15/14	41,625	43,914
Dean Foods Co.:
6.9% 10/15/17	6,306	6,054
7% 6/1/16	11,875	11,519
Smithfield Foods, Inc.:
7.75% 7/1/17	9,525	7,739
10% 7/15/14 (e)	7,800	8,112
		95,064
Gaming - 0.9%
MGM Mirage, Inc.:
5.875% 2/27/14	20,605	15,557
6.75% 9/1/12	9,860	8,381
6.75% 4/1/13	9,335	7,701
13% 11/15/13 (e)	11,805	13,428
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	4,470	2,950
7.125% 8/15/14	3,065	2,130
11.5% 11/1/17 (e)	4,745	4,638
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	6,540	6,213
Station Casinos, Inc.:
6% 4/1/12 (b)	2,330	553
7.75% 8/15/16 (b)	5,675	1,305
		62,856
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - 7.0%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	$ 5,430	$ 5,702
Apria Healthcare Group, Inc. 12.375% 11/1/14 (e)	14,225	15,470
Bio-Rad Laboratories, Inc. 6.125% 12/15/14	5,000	4,750
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (g)	50,630	54,427
Carriage Services, Inc. 7.875% 1/15/15	5,395	5,071
Community Health Systems, Inc. 8.875% 7/15/15	28,665	29,453
DaVita, Inc.:
6.625% 3/15/13	5,380	5,239
7.25% 3/15/15	7,395	7,303
HCA, Inc.:
5.75% 3/15/14	6,895	6,361
7.5% 11/6/33	4,775	3,916
7.875% 2/15/20 (e)	30,715	31,483
8.5% 4/15/19 (e)	17,355	18,396
9.125% 11/15/14	9,475	9,736
9.25% 11/15/16	34,855	36,249
9.625% 11/15/16 pay-in-kind (g)	30,988	32,925
9.875% 2/15/17 (e)	3,130	3,318
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	9,245	9,522
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (e)	6,015	5,910
9% 5/15/16	9,480	9,622
Omega Healthcare Investors, Inc. 7% 1/15/16	10,260	9,798
Psychiatric Solutions, Inc. 7.75% 7/15/15 (e)	4,570	4,364
Senior Housing Properties Trust 7.875% 4/15/15	2,268	2,132
Skilled Healthcare Group, Inc. 11% 1/15/14	4,900	5,096
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	5,430	5,715
Tenet Healthcare Corp.:
8.875% 7/1/19 (e)	17,185	18,216
9.25% 2/1/15	24,585	25,261
US Oncology Holdings, Inc. 6.4275% 3/15/12 pay-in-kind (g)	17,596	15,428
Ventas Realty LP:
6.5% 6/1/16	15,840	15,127
6.5% 6/1/16	2,560	2,445
6.75% 4/1/17	10,140	9,734
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Ventas Realty LP: - continued
7.125% 6/1/15	$ 1,354	$ 1,334
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (d)	71,210	63,110
		472,613
Homebuilding/Real Estate - 2.1%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13	8,280	8,135
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (e)	21,155	23,059
K. Hovnanian Enterprises, Inc. 6.375% 12/15/14	5,000	3,650
KB Home 5.875% 1/15/15	4,575	4,346
Realogy Corp. 10.5% 4/15/14	28,585	20,581
Rouse Co.:
5.375% 11/26/13 (b)	20,680	18,198
7.2% 9/15/12 (b)	9,570	8,565
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(e)	59,435	52,897
		139,431
Hotels - 1.3%
Host Hotels & Resorts LP:
6.875% 11/1/14	19,730	19,237
9% 5/15/17 (e)	11,500	12,190
Host Marriott LP:
6.375% 3/15/15	5,515	5,239
7.125% 11/1/13	7,590	7,476
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 10/15/14	39,810	41,203
		85,345
Leisure - 1.0%
Harrah's Escrow Corp. 11.25% 6/1/17 (e)	10,960	11,207
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	2,665	2,532
11.875% 7/15/15	20,575	23,044
yankee:
7% 6/15/13	4,295	4,145
7.25% 6/15/16	2,720	2,550
Six Flags Operations, Inc. 12.25% 7/15/16 (b)(e)	7,200	6,696
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (e)(f)	7,305	7,214
10.875% 11/15/16 (e)(f)	2,530	2,543
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - continued
Universal City Florida Holding Co. I/II 5.2331% 5/1/10 (g)	$ 2,640	$ 2,640
Vail Resorts, Inc. 6.75% 2/15/14	3,815	3,767
		66,338
Metals/Mining - 4.4%
Arch Coal, Inc. 8.75% 8/1/16 (e)	8,990	9,170
Drummond Co., Inc.:
7.375% 2/15/16 (e)	13,250	12,356
9% 10/15/14 (e)	4,850	4,886
FMG Finance Property Ltd.:
10% 9/1/13 (e)	15,550	16,017
10.625% 9/1/16 (e)	42,290	45,673
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	5,086
Freeport-McMoRan Copper & Gold, Inc.:
3.8813% 4/1/15 (g)	27,170	27,102
8.375% 4/1/17	22,185	23,904
Massey Energy Co. 6.875% 12/15/13	23,355	23,063
Novelis, Inc.:
7.25% 2/15/15 (d)	24,640	22,114
11.5% 2/15/15 (e)	2,990	3,095
Peabody Energy Corp. 7.375% 11/1/16	14,055	14,160
Teck Resources Ltd.:
9.75% 5/15/14	24,365	27,411
10.25% 5/15/16	20,985	23,949
10.75% 5/15/19	31,565	36,773
		294,759
Paper - 2.0%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (e)	7,410	7,540
Domtar Corp.:
7.125% 8/15/15	5,785	5,756
7.875% 10/15/11	2,684	2,791
9.5% 8/1/16	6,915	7,399
10.75% 6/1/17	11,810	13,552
Georgia-Pacific Corp.:
8.125% 5/15/11	2,585	2,695
8.875% 5/15/31	5,320	5,453
9.5% 12/1/11	14,133	15,264
Glatfelter 7.125% 5/1/16	4,440	4,307
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Graphic Packaging International, Inc.:
9.5% 8/15/13	$ 2,430	$ 2,491
9.5% 6/15/17 (e)	13,145	13,868
NewPage Corp.:
10% 5/1/12	14,375	9,416
11.375% 12/31/14 (e)	11,825	11,648
Rock-Tenn Co.:
9.25% 3/15/16	3,950	4,207
9.25% 3/15/16 (e)	3,045	3,243
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (e)	10,035	10,537
Verso Paper Holdings LLC/Verso Paper, Inc. 9.125% 8/1/14	20,275	16,828
		136,995
Publishing/Printing - 2.6%
Cadmus Communications Corp. 8.375% 6/15/14	6,590	5,231
Cenveo Corp.:
7.875% 12/1/13	29,169	25,450
10.5% 8/15/16 (e)	24,375	23,948
The Reader's Digest Association, Inc. 9% 2/15/17 (b)	17,150	257
TL Acquisitions, Inc.:
10.5% 1/15/15 (e)	76,090	71,905
13.25% 7/15/15 (e)	13,285	12,488
Valassis Communications, Inc. 8.25% 3/1/15	36,290	34,294
		173,573
Railroad - 0.2%
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16 (e)	4,730	5,274
Kansas City Southern Railway Co. 8% 6/1/15	7,010	7,063
		12,337
Restaurants - 0.3%
Carrols Corp. 9% 1/15/13	17,725	17,725
Uno Restaurant Corp. 10% 2/15/11 (e)	4,030	1,814
		19,539
Services - 4.5%
Ahern Rentals, Inc. 9.25% 8/15/13	8,735	5,012
ARAMARK Corp.:
3.9831% 2/1/15 (g)	47,460	42,002
8.5% 2/1/15	9,800	9,849
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.94% 5/15/14 (g)	$ 11,500	$ 9,085
7.625% 5/15/14	10,590	9,531
7.75% 5/15/16	15,930	14,257
Corrections Corp. of America:
6.25% 3/15/13	11,815	11,756
6.75% 1/31/14	3,645	3,609
FTI Consulting, Inc. 7.75% 10/1/16	3,760	3,760
Hertz Corp. 8.875% 1/1/14	47,085	47,615
Iron Mountain, Inc.:
6.625% 1/1/16	12,455	12,175
8% 6/15/20	12,950	13,225
Penhall International Corp. 12% 8/1/14 (e)	4,370	1,748
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)	65,710	64,724
The Geo Group, Inc. 7.75% 10/15/17 (e)	3,255	3,279
United Rentals North America, Inc.:
7% 2/15/14	7,455	6,635
7.75% 11/15/13	14,360	13,139
10.875% 6/15/16 (e)	28,105	30,353
		301,754
Shipping - 1.1%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	10,530	9,740
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (e)(f)	6,055	6,146
9.5% 12/15/14	5,210	5,106
Ship Finance International Ltd. 8.5% 12/15/13	35,500	33,725
Teekay Corp. 8.875% 7/15/11	5,000	5,125
Trico Shipping AS 11.875% 11/1/14 (e)	5,935	6,076
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,750	7,613
		73,531
Specialty Retailing - 1.3%
Dollar General Corp. 11.875% 7/15/17 pay-in-kind (g)	4,340	4,861
Michaels Stores, Inc. 10% 11/1/14	11,925	11,865
Sally Holdings LLC 9.25% 11/15/14	22,945	23,863
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (e)	44,500	48,171
		88,760
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Steels - 0.4%
Steel Dynamics, Inc. 7.375% 11/1/12	$ 20,525	$ 20,474
Tube City IMS Corp. 9.75% 2/1/15	3,660	3,331
		23,805
Super Retail - 2.8%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	34,445	31,001
8% 3/15/14	39,025	37,269
Macy's Retail Holdings, Inc. 8.875% 7/15/15	15,945	16,862
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (d)	63,540	55,915
Sonic Automotive, Inc. 8.625% 8/15/13	30,170	28,963
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	7,970	6,575
The May Department Stores Co. 5.75% 7/15/14	6,140	5,833
Toys 'R' Us, Inc. 7.875% 4/15/13	5,655	5,499
		187,917
Technology - 4.5%
Avaya, Inc. 10.875% 11/1/15 pay-in-kind (d)(e)	66,420	56,438
Ceridian Corp. 11.25% 11/15/15	22,205	21,372
First Data Corp.:
9.875% 9/24/15	29,490	27,131
10.55% 9/24/15 pay-in-kind (d)	35,545	31,092
Freescale Semiconductor, Inc.:
8.875% 12/15/14	28,385	22,992
10.125% 12/15/16	7,100	5,023
Lucent Technologies, Inc.:
6.45% 3/15/29	20,125	15,798
6.5% 1/15/28	6,975	5,475
Nortel Networks Corp.:
9.0025% 7/15/11 (b)(g)	8,586	4,873
10.75% 7/15/16 (b)	8,065	4,617
NXP BV:
7.875% 10/15/14	3,540	2,903
10% 7/15/13 (e)	6,669	6,536
Seagate Technology International 10% 5/1/14 (e)	6,390	7,029
Serena Software, Inc. 10.375% 3/15/16	6,855	6,581
SunGard Data Systems, Inc.:
9.125% 8/15/13	27,680	28,095
10.25% 8/15/15	905	932
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc.: - continued
10.625% 5/15/15 (e)	$ 4,570	$ 4,890
Xerox Capital Trust I 8% 2/1/27	51,790	50,754
		302,531
Telecommunications - 9.3%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	13,715	14,195
Centennial Communications Corp. 6.0397% 1/1/13 (g)	8,000	8,000
Cricket Communications, Inc.:
9.375% 11/1/14	24,145	23,421
10% 7/15/15	29,565	29,048
Crown Castle International Corp. 9% 1/15/15	8,965	9,458
Digicel Group Ltd.:
8.875% 1/15/15 (e)	15,635	14,931
9.125% 1/15/15 pay-in-kind (e)(g)	49,627	47,642
Frontier Communications Corp. 8.25% 5/1/14	12,695	13,092
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (d)(e)	15,445	14,646
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	83,830	87,812
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	31,275	31,744
Level 3 Financing, Inc.:
8.75% 2/15/17	8,850	7,567
9.25% 11/1/14	2,835	2,523
12.25% 3/15/13	16,000	16,680
MetroPCS Wireless, Inc.:
9.25% 11/1/14	11,005	11,088
9.25% 11/1/14	12,880	13,025
Nextel Communications, Inc.:
5.95% 3/15/14	8,775	7,645
6.875% 10/31/13	9,655	8,931
7.375% 8/1/15	71,530	63,393
Qwest Communications International, Inc. 8% 10/1/15 (e)	20,945	20,788
Qwest Corp.:
3.549% 6/15/13 (g)	20,090	18,684
7.5% 10/1/14	10,605	10,711
7.875% 9/1/11	8,465	8,740
8.375% 5/1/16 (e)	12,635	13,014
8.875% 3/15/12	2,000	2,105
Sprint Capital Corp.:
6.9% 5/1/19	58,970	51,304
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Capital Corp.: - continued
7.625% 1/30/11	$ 6,805	$ 6,882
ViaSat, Inc. 8.875% 9/15/16 (e)	3,235	3,312
Wind Acquisition Finance SA:
10.75% 12/1/15 (e)	8,200	8,856
11.75% 7/15/17 (e)	26,870	30,229
Windstream Corp.:
7% 3/15/19	7,750	7,353
8.125% 8/1/13	7,580	7,864
8.625% 8/1/16	8,675	8,914
		623,597
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 4.5925% 12/15/14 (g)	2,535	2,282
Quiksilver, Inc. 6.875% 4/15/15	10,980	8,455
		10,737
TOTAL NONCONVERTIBLE BONDS		5,255,746
TOTAL CORPORATE BONDS (Cost $5,207,860)		5,380,993
Commercial Mortgage Securities - 0.0%

Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (e) (Cost $4,129)	5,000	4,250
Common Stocks - 0.2%
	Shares
Chemicals - 0.2%
Georgia Gulf Corp. (a)	677,855	9,741
Telecommunications - 0.0%
Sprint Nextel Corp. (a)	227,548	674
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	143,778	943
TOTAL COMMON STOCKS (Cost $20,228)		11,358
Preferred Stocks - 1.2%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.1%
Banks and Thrifts - 0.8%
Bank of America Corp. Series L, 7.25%	26,578	$ 22,255
Fifth Third Bancorp 8.50%	78,901	8,973
Huntington Bancshares, Inc. 8.50%	3,296	2,811
Wells Fargo & Co. 7.50%	24,113	21,165
		55,204
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	30,000	19,575
Technology - 0.0%
Lucent Technologies Capital Trust I 7.75%	1,700	1,288
TOTAL CONVERTIBLE PREFERRED STOCKS		76,067
Nonconvertible Preferred Stocks - 0.1%
Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a)	2,303,017	23
Diversified Financial Services - 0.1%
Citigroup Capital IX 6.00%	145,000	2,437
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,460
TOTAL PREFERRED STOCKS (Cost $82,225)		78,527
Floating Rate Loans - 14.7%
	Principal Amount (000s)
Aerospace - 0.4%
Sequa Corp. term loan 3.881% 12/3/14 (g)	$ 30,412	26,458
Air Transportation - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5344% 4/30/14 (g)	10,061	8,350
Automotive - 1.8%
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (g)	73,922	56,735
Tranche C, term loan 2.1875% 12/27/15 (g)	37,715	28,758
Ford Motor Co. term loan 3.2875% 12/15/13 (g)	34,049	30,389
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.34% 4/30/14 (g)	8,505	7,569
		123,451
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Banks and Thrifts - 0.4%
CIT Group, Inc. Tranche A, term loan 9.75% 1/20/12 (g)	$ 29,010	$ 28,865
Broadcasting - 0.7%
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (g)	48,100	38,480
VNU, Inc. term loan 2.2444% 8/9/13 (g)	7,423	6,811
		45,291
Cable TV - 1.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (g)	65,984	60,210
CSC Holdings, Inc. Tranche B, term loan 2.0494% 3/31/13 (g)	5,345	5,092
		65,302
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 5.995% 5/4/15 pay-in-kind (g)	12,990	11,691
Chemicals - 0.2%
Georgia Gulf Corp. term loan 10% 10/3/13 (g)	10,247	10,196
MacDermid, Inc. Tranche B, term loan 2.2429% 4/12/14 (g)	4,858	4,154
		14,350
Electric Utilities - 1.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2438% 3/30/12 (g)	446	415
term loan 3.2825% 3/30/14 (g)	14,115	13,127
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (g)	38,737	35,250
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7445% 10/10/14 (g)	16,720	12,853
Tranche B2, term loan 3.7446% 10/10/14 (g)	75,866	58,417
		120,062
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.2488% 11/14/14 (g)	6,837	5,470
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2% 6/4/14 (g)	14,116	12,140
Healthcare - 1.2%
Community Health Systems, Inc.:
Tranche B, term loan 2.6104% 7/25/14 (g)	23,568	21,918
Tranche DD, term loan 2.4929% 7/25/14 (g)	1,203	1,118
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
HCA, Inc. Tranche B, term loan 2.5325% 11/17/13 (g)	$ 38,252	$ 35,574
LifeCare Holdings, Inc. term loan 4.54% 8/11/12 (g)	9,629	7,799
VWR Funding, Inc. term loan 2.7429% 6/29/14 (g)	15,585	14,143
		80,552
Homebuilding/Real Estate - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.2457% 10/10/13 (g)	932	774
Tranche 2LN, term loan 13.5% 10/15/17	10,635	10,795
Tranche B, term loan 3.2869% 10/10/13 (g)	3,463	2,874
Tranche DD, term loan 3.2857% 10/10/13 (g)	6,048	5,020
		19,463
Paper - 0.2%
Georgia-Pacific Corp. Tranche B 1LN, term loan 2.3164% 12/20/12 (g)	6,694	6,409
Smurfit-Stone Container Enterprises, Inc. term loan 2.8995% 11/11/11 (g)	8,130	7,886
		14,295
Publishing/Printing - 0.6%
Cengage Learning, Inc. Tranche B, term loan 2.74% 7/5/14 (g)	32,662	28,008
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 17.5% 12/12/14 (g)	34,648	9,008
		37,016
Restaurants - 0.8%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5522% 6/14/13 (g)	5,143	4,269
term loan 2.5625% 6/14/14 (g)	60,756	50,427
		54,696
Services - 0.4%
RSC Equipment Rental Tranche 2LN, term loan 3.8166% 11/30/13 (g)	4,440	3,996
ServiceMaster Co.:
term loan 2.7691% 7/24/14 (g)	21,699	19,204
Tranche DD, term loan 2.75% 7/24/14 (g)	2,161	1,912
		25,112
Specialty Retailing - 0.5%
Michaels Stores, Inc. Tranche B1, term loan 2.5192% 10/31/13 (g)	37,581	33,447
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Super Retail - 0.3%
Dollar General Corp. Tranche B1, term loan 3.0114% 7/6/14 (g)	$ 11,097	$ 10,515
Neiman Marcus Group, Inc. term loan 2.2921% 4/6/13 (g)	13,077	11,312
		21,827
Technology - 2.6%
Avaya, Inc. term loan 3.1369% 10/26/14 (g)	109,514	93,625
First Data Corp. Tranche B1, term loan 2.997% 9/24/14 (g)	6,690	5,736
Freescale Semiconductor, Inc. term loan:
1.9963% 12/1/13 (g)	32,786	26,310
12.5% 12/15/14	24,988	25,738
SunGard Data Systems, Inc. term loan 1.9944% 2/28/14 (g)	27,386	25,469
		176,878
Telecommunications - 0.9%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (g)	1,463	1,400
FairPoint Communications, Inc.:
Tranche A, term loan 3/31/14	1,325	1,060
Tranche B, term loan 5% 3/31/15 (g)	8,845	7,120
Intelsat Jackson Holdings Ltd. term loan 3.2456% 2/1/14 (g)	44,961	40,128
Level 3 Financing, Inc. term loan 2.53% 3/13/14 (g)	15,460	13,257
		62,965
TOTAL FLOATING RATE LOANS (Cost $1,009,936)		987,681
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.20% (h) (Cost $199,443)	199,443,496	199,443
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 10/30/09 due 11/2/09 (Collateralized by U.S. Government Obligations) # (Cost $2,865)	2,865	$ 2,865
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $6,526,686)		6,665,117
NET OTHER ASSETS - 0.8%		50,817
NET ASSETS - 100%		$ 6,715,934
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to  $1,433,864,000 or 21.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $943,000 or 0.0% of net assets.

* Amount represents less than $1,000.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,865,000 due 11/02/09 at 0.05%
BNP Paribas Securities Corp.	$ 528
Banc of America Securities LLC	541
Barclays Capital, Inc.	1,585
Deutsche Bank Securities, Inc.	211
$ 2,865
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 571
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,541	$ -	$ 19,575	$ 966
Financials	57,641	27,503	30,138	-
Information Technology	1,288	-	1,288	-
Materials	9,741	9,741	-	-
Telecommunication Services	674	674	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 5,380,993	$ -	$ 5,380,753	$ 240
Commercial Mortgage Securities	4,250	-	4,250	-
Floating Rate Loans	987,681	-	987,681	-
Money Market Funds	199,443	199,443	-	-
Cash Equivalents	2,865	-	2,865	-
Total Investments in Securities:	$ 6,665,117	$ 237,361	$ 6,426,550	$ 1,206
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,243
Total Realized Gain (Loss)	(16,472)
Total Unrealized Gain (Loss)	19,145
Cost of Purchases	5,146
Proceeds of Sales	(7,845)
Amortization/Accretion	431
Transfers in/out of Level 3	(9,442)
Ending Balance	$ 1,206
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 109

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.3%
Bermuda	4.0%
Canada	3.6%
Others (individually less than 1%)	3.1%
100.0%
Income Tax Information

At April 30, 2009, the fund had a capital loss carryforward of approximately $845,515,000 of which $461,978,000, $277,488,000 and $106,049,000 will expire on April 30, 2010, 2011 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending April 30, 2010 approximately $280,480,000 of losses recognized during the period November 1, 2008 to April 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2009
Assets
Investment in securities, at value (including repurchase agreements of $2,865) - See accompanying schedule: Unaffiliated issuers (cost $6,327,243)	$ 6,465,674
Fidelity Central Funds (cost $199,443)	199,443
Total Investments (cost $6,526,686)		$ 6,665,117
Receivable for investments sold		74,470
Receivable for fund shares sold		10,889
Interest receivable		140,432
Distributions receivable from Fidelity Central Funds		51
Prepaid expenses		38
Other receivables		4
Total assets		6,891,001

Liabilities
Payable to custodian bank	$ 20,102
Payable for investments purchased Regular delivery	113,418
Delayed delivery	22,016
Payable for fund shares redeemed	11,986
Distributions payable	3,327
Accrued management fee	3,133
Other affiliated payables	919
Other payables and accrued expenses	166
Total liabilities		175,067

Net Assets		$ 6,715,934
Net Assets consist of:
Paid in capital		$ 7,614,167
Undistributed net investment income		72,124
Accumulated undistributed net realized gain (loss) on investments		(1,108,728)
Net unrealized appreciation (depreciation) on investments		138,371
Net Assets		$ 6,715,934

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2009
High Income: Net Asset Value, offering price and redemption price per share ($6,687,471 ÷ 814,283 shares)	$ 8.21

Class F: Net Asset Value, offering price and redemption price per share ($28,463 ÷ 3,466 shares)	$ 8.21

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2009
Investment Income
Dividends		$ 1,009
Interest		271,518
Income from Fidelity Central Funds		571
Total income		273,098

Expenses
Management fee	$ 17,094
Transfer agent fees	4,767
Accounting fees and expenses	607
Custodian fees and expenses	39
Independent trustees' compensation	21
Registration fees	110
Audit	79
Legal	22
Miscellaneous	55
Total expenses before reductions	22,794
Expense reductions	(2)	22,792
Net investment income		250,306
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18,656
Change in net unrealized appreciation (depreciation) on: Investment securities		1,033,812
Net gain (loss)		1,052,468
Net increase (decrease) in net assets resulting from operations		$ 1,302,774

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2009	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 250,306	$ 432,982
Net realized gain (loss)	18,656	(369,159)
Change in net unrealized appreciation (depreciation)	1,033,812	(746,395)
Net increase (decrease) in net assets resulting from operations	1,302,774	(682,572)
Distributions to shareholders from net investment income	(214,561)	(406,869)
Share transactions - net increase (decrease)	429,359	849,291
Redemption fees	546	2,090
Total increase (decrease) in net assets	1,518,118	(238,060)

Net Assets
Beginning of period	5,197,816	5,435,876
End of period (including undistributed net investment income of $72,124 and undistributed net investment income of $36,379, respectively)	$ 6,715,934	$ 5,197,816

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - High Income

Six months ended October 31,

Years ended April 30,

2009

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.83	$ 8.59	$ 9.17	$ 8.87	$ 8.65	$ 8.87
Income from Investment Operations
Net investment income D	.316	.640	.639	.654	.614	.629
Net realized and unrealized gain (loss)	1.334	(1.799)	(.566)	.291	.216	(.174)
Total from investment operations	1.650	(1.159)	.073	.945	.830	.455
Distributions from net investment income	(.271)	(.604)	(.654)	(.646)	(.610)	(.676)
Redemption fees added to paid in capital D	.001	.003	.001	.001	- H	.001
Net asset value, end of period	$ 8.21	$ 6.83	$ 8.59	$ 9.17	$ 8.87	$ 8.65
Total Return B,C	24.51%	(13.26)%	.99%	11.09%	9.85%	5.18%
Ratios to Average Net Assets E,G
Expenses before reductions	.75% A	.77%	.75%	.75%	.77%	.77%
Expenses net of fee waivers, if any	.75% A	.77%	.75%	.75%	.77%	.77%
Expenses net of all reductions	.75% A	.77%	.74%	.75%	.76%	.77%
Net investment income	8.25% A	9.04%	7.36%	7.31%	6.97%	7.07%
Supplemental Data
Net assets, end of period (in millions)	$ 6,687	$ 5,198	$ 5,436	$ 5,027	$ 3,716	$ 3,028
Portfolio turnover rate F	59% A	27%	33%	39%	40%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended October 31,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.27
Income from Investment Operations
Net investment income D	.175
Net realized and unrealized gain (loss)	.954
Total from investment operations	1.129
Distributions from net investment income	(.189)
Redemption fees added to paid in capital D	- I
Net asset value, end of period	$ 8.21
Total Return B,C	15.65%
Ratios to Average Net Assets E,H
Expenses before reductions	.56% A
Expenses net of fee waivers, if any	.56% A
Expenses net of all reductions	.56% A
Net investment income	7.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 28
Portfolio turnover rate F	59% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares and the existing class was designated Fidelity High Income Fund on June 26, 2009. The Fund offers Fidelity High Income Fund and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 21, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For commercial mortgage securities pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 500,253
Gross unrealized depreciation	(316,337)
Net unrealized appreciation (depreciation)	$ 183,916

Tax cost	$ 6,481,201

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,170,717 and $1,692,577, respectively.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
High Income	$ 4,767.16

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment advisor. The commissions paid to these affiliated firms were three hundred and six dollars for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling one hundred ninety-seven dollars for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2009 A	Year ended April 30, 2009
From net investment income
High Income	$ 214,467	$ 406,869
Class F	94	-
Total	$ 214,561	$ 406,869

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2009 A	Year ended April 30, 2009	Six months ended October 31, 2009 A	Year ended April 30, 2009
High Income
Shares sold	144,328	262,446	$ 1,086,987	$ 1,772,835
Reinvestment of distributions	25,267	53,805	194,591	370,636
Shares redeemed	(116,662)	(187,951)	(880,472)	(1,294,180)
Net increase (decrease)	52,933	128,300	$ 401,106	$ 849,291
Class F
Shares sold	3,489	-	$ 28,443	$ -
Reinvestment of distributions	12	-	94	-
Shares redeemed	(35)	-	(284)	-
Net increase (decrease)	3,466	-	$ 28,253	$ -

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom Fund 2020 was the owner of record of approximately 11% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 44% of the total outstanding shares of the Fund

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 21, 2009

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SPH-USAN-1209
1.784853.106

Fidelity®

High Income

Fund -
Class F

Semiannual Report

October 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009) for High Income and for the entire period (June 26, 2009 to October 31, 2009) for Class F. The hypothetical expense example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2009	Expenses Paid During Period
High Income	.75%
Actual		$ 1,000.00	$ 1,245.10	$ 4.24 B
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.82 C
Class F	.56%
Actual		$ 1,000.00	$ 1,156.50	$ 2.12 B
Hypothetical A		$ 1,000.00	$ 1,022.38	$ 2.85 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for High Income and multiplied by 128/365 (to reflect the period June 26, 2009 to October 31, 2009) for Class F.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	2.8	3.1
Avaya, Inc.	2.2	0.0
Intelsat Jackson Holdings Limited	1.9	2.7
Chesapeake Energy Corp.	1.7	2.1
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	1.7	1.6
	10.3
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.2	12.0
Healthcare	8.3	10.2
Technology	7.5	4.0
Electric Utilities	6.6	8.3
Energy	5.8	7.2
Quality Diversification (% of fund's net assets)
As of October 31, 2009	As of April 30, 2009
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 1.9%	BBB 2.7%
BB 24.6%	BB 26.8%
B 41.0%	B 43.0%
CCC,CC,C 24.8%	CCC,CC,C 18.1%
D 2.2%	D 2.7%
Not Rated 0.3%	Not Rated 1.0%
Equities 1.4%	Equities 0.1%
Short-Term Investments and Net Other Assets 3.8%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of October 31, 2009*		As of April 30, 2009**
	Nonconvertible Bonds 78.2%		Nonconvertible Bonds 77.3%
	Convertible Bonds, Preferred Stocks 3.1%		Convertible Bonds, Preferred Stocks 1.4%
	Common Stocks 0.2%		Common Stocks 0.1%
	Floating Rate Loans 14.7%		Floating Rate Loans 15.6%
	Short-Term Investments and Net Other Assets 3.8%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	10.7%	** Foreign investments	8.1%

Semiannual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 80.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.9%
Building Materials - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 3,500	$ 3,141
1% 10/15/12	4,260	3,987
		7,128
Capital Goods - 0.2%
AGCO Corp. 1.75% 12/31/33	9,300	12,509
Energy - 0.3%
Chesapeake Energy Corp. 2.75% 11/15/35	19,025	18,110
Food and Drug Retail - 0.3%
Rite Aid Corp. 8.5% 5/15/15	21,820	20,511
Healthcare - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16	4,000	4,340
Homebuilding/Real Estate - 0.4%
Ventas, Inc. 3.875% 11/15/11 (e)	26,860	29,294
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	8,000	7,370
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	1,830	1,771
Technology - 0.4%
Advanced Micro Devices, Inc. 6% 5/1/15	8,133	5,917
CommScope, Inc. 3.25% 7/1/15	5,000	6,037
Lucent Technologies, Inc. 2.875% 6/15/25	14,860	12,260
		24,214
TOTAL CONVERTIBLE BONDS		125,247
Nonconvertible Bonds - 78.2%
Aerospace - 0.7%
Bombardier, Inc.:
6.3% 5/1/14 (e)	11,195	10,971
8% 11/15/14 (e)	12,550	12,864
Sequa Corp. 11.75% 12/1/15 (e)	28,385	24,127
		47,962
Air Transportation - 0.5%
Continental Airlines, Inc. 9.25% 5/10/17 (f)	6,325	6,388
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	14,295	143
8.3% 12/15/29 (a)	7,735	77
9.5% 9/15/14 (e)	3,785	3,889
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Delta Air Lines, Inc.: - continued
10% 8/15/08 (a)	$ 1,980	$ 20
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	1,646	1,563
Northwest Airlines, Inc. pass-thru trust certificates:
6.841% 10/1/12	9,375	9,164
7.041% 10/1/23	8,874	7,809
7.691% 4/1/17	7,882	5,990
		35,043
Auto Parts Distribution - 0.0%
Affinia Group, Inc. 10.75% 8/15/16 (e)	1,925	2,041
Automotive - 3.2%
Commercial Vehicle Group, Inc. 8% 7/1/13	1,885	1,037
Ford Motor Co. 7.45% 7/16/31	16,920	13,874
Ford Motor Credit Co. LLC:
5.549% 6/15/11 (g)	8,075	7,833
7.5% 8/1/12	17,720	17,188
7.8% 6/1/12	7,945	7,806
8% 12/15/16	3,960	3,825
9.875% 8/10/11	11,475	11,737
General Motors Acceptance Corp.:
6.875% 9/15/11	4,860	4,653
7% 2/1/12	4,440	4,218
General Motors Corp.:
7.125% 7/15/13 (b)	3,380	507
7.2% 1/15/11 (b)	3,865	541
8.25% 7/15/23 (b)	6,425	948
8.375% 7/15/33 (b)	24,150	3,623
GMAC LLC 6.625% 5/15/12	8,855	8,324
Navistar International Corp. 8.25% 11/1/21	7,400	7,225
Tenneco, Inc.:
8.125% 11/15/15	36,585	35,853
8.625% 11/15/14	17,515	16,377
10.25% 7/15/13	4,305	4,434
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11	6,788	6,907
10.5% 5/15/16	42,200	45,787
TRW Automotive, Inc. 7% 3/15/14 (e)	15,680	14,582
		217,279
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Banks and Thrifts - 2.4%
Bank of America Corp. 8.125% (g)	$ 8,820	$ 7,938
CIT Group, Inc.:
4.75% 12/15/10	8,745	5,708
5% 2/13/14	6,220	4,024
5% 2/1/15	2,105	1,363
5.125% 9/30/14	22,780	14,750
5.4% 3/7/13	8,890	5,763
7.625% 11/30/12	21,880	14,174
Citigroup Capital XXI 8.3% 12/21/77 (g)	8,880	8,214
GMAC LLC:
6.625% 5/15/12 (e)	11,005	10,400
6.75% 12/1/14 (e)	24,665	22,445
6.875% 9/15/11 (e)	14,706	14,118
6.875% 8/28/12 (e)	8,276	7,821
7% 2/1/12 (e)	7,251	6,961
7.5% 12/31/13 (e)	10,240	9,472
8% 11/1/31 (e)	8,272	6,990
Wells Fargo & Co. 7.98% (g)	8,880	8,369
Zions Bancorp 7.75% 9/23/14	12,545	11,228
		159,738
Broadcasting - 0.4%
LIN Television Corp. 6.5% 5/15/13	12,265	11,284
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (e)(g)	17,837	11,949
7% 1/15/14	5,899	3,967
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	655	434
		27,634
Building Materials - 2.4%
Building Materials Corp. of America 7.75% 8/1/14	9,370	9,089
Coleman Cable, Inc. 9.875% 10/1/12	38,240	37,858
General Cable Corp.:
2.6647% 4/1/15 (g)	16,425	14,290
7.125% 4/1/17	16,255	15,524
Nortek, Inc.:
8.5% 9/1/14 (b)	20,490	14,804
10% 12/1/13 (b)	52,855	53,648
Owens Corning:
6.5% 12/1/16	4,995	4,980
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Owens Corning: - continued
9% 6/15/19	$ 5,260	$ 5,681
Texas Industries, Inc. 7.25% 7/15/13	4,700	4,606
		160,480
Cable TV - 3.2%
Cablevision Systems Corp. 8.625% 9/15/17 (e)	23,705	24,475
Cequel Communications Holdings / LLC and Cequel Capital Corp. 8.625% 11/15/17 (e)	17,670	17,419
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (b)	18,209	3,642
11% 10/1/15 (b)	1,910	372
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (b)	5,895	7,148
10.25% 9/15/10 (b)	26,480	32,041
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (e)(g)	40,200	41,004
12.875% 9/15/14 (e)	15,405	16,946
CSC Holdings, Inc.:
8.5% 4/15/14 (e)	12,890	13,567
8.625% 2/15/19 (e)	9,355	10,010
EchoStar Communications Corp.:
7% 10/1/13	16,115	16,115
7.125% 2/1/16	18,295	18,295
Kabel Deutschland GmbH 10.625% 7/1/14	6,965	7,244
Videotron Ltd. 6.875% 1/15/14	5,670	5,649
		213,927
Capital Goods - 0.9%
Baldor Electric Co. 8.625% 2/15/17	9,825	10,120
Chart Industries, Inc. 9.125% 10/15/15	10,135	10,034
Esco Corp.:
4.174% 12/15/13 (e)(g)	1,090	981
8.625% 12/15/13 (e)	18,645	18,645
SPX Corp. 7.625% 12/15/14	14,410	14,698
Terex Corp. 10.875% 6/1/16	8,765	9,554
		64,032
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - 1.8%
Huntsman International LLC 5.5% 6/30/16 (e)	$ 16,520	$ 14,249
Momentive Performance Materials, Inc. 9.75% 12/1/14	39,660	33,909
Nalco Co. 8.25% 5/15/17 (e)	5,900	6,195
NOVA Chemicals Corp.:
6.5% 1/15/12	6,390	6,214
8.375% 11/1/16 (e)	14,485	14,612
8.625% 11/1/19 (e)	11,615	11,775
Phibro Animal Health Corp. 10% 8/1/13 (e)	5,420	5,420
PolyOne Corp. 8.875% 5/1/12	15,440	15,594
Solutia, Inc. 8.75% 11/1/17	2,690	2,791
Terra Capital, Inc. 7.75% 11/1/19 (e)	11,330	11,330
		122,089
Consumer Products - 0.8%
Jarden Corp. 7.5% 5/1/17	33,175	32,677
Riddell Bell Holdings, Inc. 8.375% 10/1/12	23,880	22,746
		55,423
Containers - 0.9%
Berry Plastics Corp. 5.0344% 2/15/15 (g)	61,985	56,406
Berry Plastics Holding Corp. 8.875% 9/15/14	5,145	4,721
		61,127
Diversified Financial Services - 0.7%
Capital One Capital V 10.25% 8/15/39	22,125	25,250
Sprint Capital Corp. 8.75% 3/15/32	25,170	21,772
		47,022
Diversified Media - 1.1%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (e)	4,530	4,530
Interpublic Group of Companies, Inc. 10% 7/15/17	6,635	7,116
Liberty Media Corp. 5.7% 5/15/13	6,107	5,741
MDC Partners, Inc. 11% 11/1/16 (e)	2,050	2,050
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	8,855	7,637
10% 8/1/14	14,919	15,367
11.5% 5/1/16	21,670	22,970
11.625% 2/1/14	7,760	8,284
		73,695
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - 4.8%
AES Corp.:
8% 10/15/17	$ 31,165	$ 31,477
8.75% 5/15/13 (e)	13,597	13,869
9.75% 4/15/16 (e)	8,265	9,009
Aquila, Inc. 11.875% 7/1/12 (g)	4,405	5,113
Calpine Generating Co. LLC 3.9963% 4/1/09 (b)(g)	50	0*
CMS Energy Corp.:
8.5% 4/15/11	10,595	11,072
8.75% 6/15/19	7,635	8,360
Dynegy Holdings, Inc. 7.75% 6/1/19	6,465	5,511
Edison Mission Energy 7.2% 5/15/19	47,050	37,170
Energy Future Holdings:
10.875% 11/1/17	16,730	11,544
12% 11/1/17 pay-in-kind (g)	6,508	3,833
Mirant Americas Generation LLC:
8.3% 5/1/11	27,050	27,591
8.5% 10/1/21	900	788
9.125% 5/1/31	31,870	26,253
Mirant North America LLC 7.375% 12/31/13	5,510	5,455
NRG Energy, Inc.:
7.25% 2/1/14	18,450	18,358
7.375% 2/1/16	14,095	14,025
NSG Holdings II, LLC 7.75% 12/15/25 (e)	17,260	15,405
RRI Energy, Inc.:
6.75% 12/15/14	4,567	4,647
7.875% 6/15/17	28,370	27,803
Sierra Pacific Resources 6.75% 8/15/17	3,500	3,439
Tenaska Alabama Partners LP 7% 6/30/21 (e)	3,734	3,473
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	48,030	34,101
Series B, 10.25% 11/1/15	5,790	4,111
		322,407
Energy - 5.4%
Ashland, Inc. 9.125% 6/1/17 (e)	6,615	7,128
Chesapeake Energy Corp.:
6.5% 8/15/17	22,940	21,564
6.625% 1/15/16	12,505	12,020
6.875% 1/15/16	2,980	2,861
7% 8/15/14	5,960	6,020
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.: - continued
7.5% 9/15/13	$ 4,000	$ 4,060
7.5% 6/15/14	7,430	7,504
7.625% 7/15/13	15,310	15,846
9.5% 2/15/15	23,175	25,087
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (e)	10,827	9,257
11.75% 7/15/14 (e)	6,130	6,651
El Paso Corp. 8.25% 2/15/16	5,070	5,171
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	20,000	20,200
Forest Oil Corp.:
7.25% 6/15/19	38,970	36,632
8.5% 2/15/14 (e)	5,000	5,075
Headwaters, Inc. 11.375% 11/1/14 (e)	2,485	2,491
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	13,160	13,522
Hercules Offshore, Inc. 10.5% 10/15/17 (e)	12,750	12,750
OPTI Canada, Inc.:
7.875% 12/15/14	1,395	1,088
8.25% 12/15/14	31,010	24,616
Petrohawk Energy Corp.:
9.125% 7/15/13	10,025	10,376
10.5% 8/1/14	5,000	5,438
Pioneer Natural Resources Co. 6.65% 3/15/17	5,670	5,358
Plains Exploration & Production Co.:
7% 3/15/17	38,740	36,900
7.625% 6/1/18	3,510	3,462
10% 3/1/16	17,525	18,839
Range Resources Corp. 7.375% 7/15/13	16,370	16,534
SandRidge Energy, Inc.:
3.9147% 4/1/14 (g)	2,310	2,044
8.625% 4/1/15 pay-in-kind (g)	7,690	7,709
Southwestern Energy Co. 7.5% 2/1/18	4,010	4,110
Swift Energy Co. 7.125% 6/1/17	4,290	3,882
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	6,235	6,173
		360,368
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16 (e)	6,230	6,323
Food and Drug Retail - 1.6%
Federated Retail Holdings, Inc. 5.35% 3/15/12	12,635	12,398
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.:
6.875% 8/15/13	$ 5,838	$ 4,758
7.5% 3/1/17	18,745	16,683
9.375% 12/15/15	17,560	14,487
9.5% 6/15/17	4,435	3,559
10.25% 10/15/19 (e)	4,530	4,541
10.375% 7/15/16	20,510	20,459
SUPERVALU, Inc.:
7.5% 11/15/14	7,020	7,002
8% 5/1/16	12,375	12,623
Tops Markets LLC 10.125% 10/15/15 (e)	10,945	11,164
		107,674
Food/Beverage/Tobacco - 1.4%
Constellation Brands, Inc.:
7.25% 5/15/17	17,770	17,726
8.375% 12/15/14	41,625	43,914
Dean Foods Co.:
6.9% 10/15/17	6,306	6,054
7% 6/1/16	11,875	11,519
Smithfield Foods, Inc.:
7.75% 7/1/17	9,525	7,739
10% 7/15/14 (e)	7,800	8,112
		95,064
Gaming - 0.9%
MGM Mirage, Inc.:
5.875% 2/27/14	20,605	15,557
6.75% 9/1/12	9,860	8,381
6.75% 4/1/13	9,335	7,701
13% 11/15/13 (e)	11,805	13,428
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	4,470	2,950
7.125% 8/15/14	3,065	2,130
11.5% 11/1/17 (e)	4,745	4,638
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	6,540	6,213
Station Casinos, Inc.:
6% 4/1/12 (b)	2,330	553
7.75% 8/15/16 (b)	5,675	1,305
		62,856
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - 7.0%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	$ 5,430	$ 5,702
Apria Healthcare Group, Inc. 12.375% 11/1/14 (e)	14,225	15,470
Bio-Rad Laboratories, Inc. 6.125% 12/15/14	5,000	4,750
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (g)	50,630	54,427
Carriage Services, Inc. 7.875% 1/15/15	5,395	5,071
Community Health Systems, Inc. 8.875% 7/15/15	28,665	29,453
DaVita, Inc.:
6.625% 3/15/13	5,380	5,239
7.25% 3/15/15	7,395	7,303
HCA, Inc.:
5.75% 3/15/14	6,895	6,361
7.5% 11/6/33	4,775	3,916
7.875% 2/15/20 (e)	30,715	31,483
8.5% 4/15/19 (e)	17,355	18,396
9.125% 11/15/14	9,475	9,736
9.25% 11/15/16	34,855	36,249
9.625% 11/15/16 pay-in-kind (g)	30,988	32,925
9.875% 2/15/17 (e)	3,130	3,318
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	9,245	9,522
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (e)	6,015	5,910
9% 5/15/16	9,480	9,622
Omega Healthcare Investors, Inc. 7% 1/15/16	10,260	9,798
Psychiatric Solutions, Inc. 7.75% 7/15/15 (e)	4,570	4,364
Senior Housing Properties Trust 7.875% 4/15/15	2,268	2,132
Skilled Healthcare Group, Inc. 11% 1/15/14	4,900	5,096
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	5,430	5,715
Tenet Healthcare Corp.:
8.875% 7/1/19 (e)	17,185	18,216
9.25% 2/1/15	24,585	25,261
US Oncology Holdings, Inc. 6.4275% 3/15/12 pay-in-kind (g)	17,596	15,428
Ventas Realty LP:
6.5% 6/1/16	15,840	15,127
6.5% 6/1/16	2,560	2,445
6.75% 4/1/17	10,140	9,734
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Ventas Realty LP: - continued
7.125% 6/1/15	$ 1,354	$ 1,334
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (d)	71,210	63,110
		472,613
Homebuilding/Real Estate - 2.1%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13	8,280	8,135
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (e)	21,155	23,059
K. Hovnanian Enterprises, Inc. 6.375% 12/15/14	5,000	3,650
KB Home 5.875% 1/15/15	4,575	4,346
Realogy Corp. 10.5% 4/15/14	28,585	20,581
Rouse Co.:
5.375% 11/26/13 (b)	20,680	18,198
7.2% 9/15/12 (b)	9,570	8,565
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(e)	59,435	52,897
		139,431
Hotels - 1.3%
Host Hotels & Resorts LP:
6.875% 11/1/14	19,730	19,237
9% 5/15/17 (e)	11,500	12,190
Host Marriott LP:
6.375% 3/15/15	5,515	5,239
7.125% 11/1/13	7,590	7,476
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 10/15/14	39,810	41,203
		85,345
Leisure - 1.0%
Harrah's Escrow Corp. 11.25% 6/1/17 (e)	10,960	11,207
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	2,665	2,532
11.875% 7/15/15	20,575	23,044
yankee:
7% 6/15/13	4,295	4,145
7.25% 6/15/16	2,720	2,550
Six Flags Operations, Inc. 12.25% 7/15/16 (b)(e)	7,200	6,696
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (e)(f)	7,305	7,214
10.875% 11/15/16 (e)(f)	2,530	2,543
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - continued
Universal City Florida Holding Co. I/II 5.2331% 5/1/10 (g)	$ 2,640	$ 2,640
Vail Resorts, Inc. 6.75% 2/15/14	3,815	3,767
		66,338
Metals/Mining - 4.4%
Arch Coal, Inc. 8.75% 8/1/16 (e)	8,990	9,170
Drummond Co., Inc.:
7.375% 2/15/16 (e)	13,250	12,356
9% 10/15/14 (e)	4,850	4,886
FMG Finance Property Ltd.:
10% 9/1/13 (e)	15,550	16,017
10.625% 9/1/16 (e)	42,290	45,673
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	5,086
Freeport-McMoRan Copper & Gold, Inc.:
3.8813% 4/1/15 (g)	27,170	27,102
8.375% 4/1/17	22,185	23,904
Massey Energy Co. 6.875% 12/15/13	23,355	23,063
Novelis, Inc.:
7.25% 2/15/15 (d)	24,640	22,114
11.5% 2/15/15 (e)	2,990	3,095
Peabody Energy Corp. 7.375% 11/1/16	14,055	14,160
Teck Resources Ltd.:
9.75% 5/15/14	24,365	27,411
10.25% 5/15/16	20,985	23,949
10.75% 5/15/19	31,565	36,773
		294,759
Paper - 2.0%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (e)	7,410	7,540
Domtar Corp.:
7.125% 8/15/15	5,785	5,756
7.875% 10/15/11	2,684	2,791
9.5% 8/1/16	6,915	7,399
10.75% 6/1/17	11,810	13,552
Georgia-Pacific Corp.:
8.125% 5/15/11	2,585	2,695
8.875% 5/15/31	5,320	5,453
9.5% 12/1/11	14,133	15,264
Glatfelter 7.125% 5/1/16	4,440	4,307
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Graphic Packaging International, Inc.:
9.5% 8/15/13	$ 2,430	$ 2,491
9.5% 6/15/17 (e)	13,145	13,868
NewPage Corp.:
10% 5/1/12	14,375	9,416
11.375% 12/31/14 (e)	11,825	11,648
Rock-Tenn Co.:
9.25% 3/15/16	3,950	4,207
9.25% 3/15/16 (e)	3,045	3,243
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (e)	10,035	10,537
Verso Paper Holdings LLC/Verso Paper, Inc. 9.125% 8/1/14	20,275	16,828
		136,995
Publishing/Printing - 2.6%
Cadmus Communications Corp. 8.375% 6/15/14	6,590	5,231
Cenveo Corp.:
7.875% 12/1/13	29,169	25,450
10.5% 8/15/16 (e)	24,375	23,948
The Reader's Digest Association, Inc. 9% 2/15/17 (b)	17,150	257
TL Acquisitions, Inc.:
10.5% 1/15/15 (e)	76,090	71,905
13.25% 7/15/15 (e)	13,285	12,488
Valassis Communications, Inc. 8.25% 3/1/15	36,290	34,294
		173,573
Railroad - 0.2%
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16 (e)	4,730	5,274
Kansas City Southern Railway Co. 8% 6/1/15	7,010	7,063
		12,337
Restaurants - 0.3%
Carrols Corp. 9% 1/15/13	17,725	17,725
Uno Restaurant Corp. 10% 2/15/11 (e)	4,030	1,814
		19,539
Services - 4.5%
Ahern Rentals, Inc. 9.25% 8/15/13	8,735	5,012
ARAMARK Corp.:
3.9831% 2/1/15 (g)	47,460	42,002
8.5% 2/1/15	9,800	9,849
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.94% 5/15/14 (g)	$ 11,500	$ 9,085
7.625% 5/15/14	10,590	9,531
7.75% 5/15/16	15,930	14,257
Corrections Corp. of America:
6.25% 3/15/13	11,815	11,756
6.75% 1/31/14	3,645	3,609
FTI Consulting, Inc. 7.75% 10/1/16	3,760	3,760
Hertz Corp. 8.875% 1/1/14	47,085	47,615
Iron Mountain, Inc.:
6.625% 1/1/16	12,455	12,175
8% 6/15/20	12,950	13,225
Penhall International Corp. 12% 8/1/14 (e)	4,370	1,748
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)	65,710	64,724
The Geo Group, Inc. 7.75% 10/15/17 (e)	3,255	3,279
United Rentals North America, Inc.:
7% 2/15/14	7,455	6,635
7.75% 11/15/13	14,360	13,139
10.875% 6/15/16 (e)	28,105	30,353
		301,754
Shipping - 1.1%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	10,530	9,740
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (e)(f)	6,055	6,146
9.5% 12/15/14	5,210	5,106
Ship Finance International Ltd. 8.5% 12/15/13	35,500	33,725
Teekay Corp. 8.875% 7/15/11	5,000	5,125
Trico Shipping AS 11.875% 11/1/14 (e)	5,935	6,076
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,750	7,613
		73,531
Specialty Retailing - 1.3%
Dollar General Corp. 11.875% 7/15/17 pay-in-kind (g)	4,340	4,861
Michaels Stores, Inc. 10% 11/1/14	11,925	11,865
Sally Holdings LLC 9.25% 11/15/14	22,945	23,863
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (e)	44,500	48,171
		88,760
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Steels - 0.4%
Steel Dynamics, Inc. 7.375% 11/1/12	$ 20,525	$ 20,474
Tube City IMS Corp. 9.75% 2/1/15	3,660	3,331
		23,805
Super Retail - 2.8%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	34,445	31,001
8% 3/15/14	39,025	37,269
Macy's Retail Holdings, Inc. 8.875% 7/15/15	15,945	16,862
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (d)	63,540	55,915
Sonic Automotive, Inc. 8.625% 8/15/13	30,170	28,963
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	7,970	6,575
The May Department Stores Co. 5.75% 7/15/14	6,140	5,833
Toys 'R' Us, Inc. 7.875% 4/15/13	5,655	5,499
		187,917
Technology - 4.5%
Avaya, Inc. 10.875% 11/1/15 pay-in-kind (d)(e)	66,420	56,438
Ceridian Corp. 11.25% 11/15/15	22,205	21,372
First Data Corp.:
9.875% 9/24/15	29,490	27,131
10.55% 9/24/15 pay-in-kind (d)	35,545	31,092
Freescale Semiconductor, Inc.:
8.875% 12/15/14	28,385	22,992
10.125% 12/15/16	7,100	5,023
Lucent Technologies, Inc.:
6.45% 3/15/29	20,125	15,798
6.5% 1/15/28	6,975	5,475
Nortel Networks Corp.:
9.0025% 7/15/11 (b)(g)	8,586	4,873
10.75% 7/15/16 (b)	8,065	4,617
NXP BV:
7.875% 10/15/14	3,540	2,903
10% 7/15/13 (e)	6,669	6,536
Seagate Technology International 10% 5/1/14 (e)	6,390	7,029
Serena Software, Inc. 10.375% 3/15/16	6,855	6,581
SunGard Data Systems, Inc.:
9.125% 8/15/13	27,680	28,095
10.25% 8/15/15	905	932
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc.: - continued
10.625% 5/15/15 (e)	$ 4,570	$ 4,890
Xerox Capital Trust I 8% 2/1/27	51,790	50,754
		302,531
Telecommunications - 9.3%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	13,715	14,195
Centennial Communications Corp. 6.0397% 1/1/13 (g)	8,000	8,000
Cricket Communications, Inc.:
9.375% 11/1/14	24,145	23,421
10% 7/15/15	29,565	29,048
Crown Castle International Corp. 9% 1/15/15	8,965	9,458
Digicel Group Ltd.:
8.875% 1/15/15 (e)	15,635	14,931
9.125% 1/15/15 pay-in-kind (e)(g)	49,627	47,642
Frontier Communications Corp. 8.25% 5/1/14	12,695	13,092
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (d)(e)	15,445	14,646
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	83,830	87,812
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	31,275	31,744
Level 3 Financing, Inc.:
8.75% 2/15/17	8,850	7,567
9.25% 11/1/14	2,835	2,523
12.25% 3/15/13	16,000	16,680
MetroPCS Wireless, Inc.:
9.25% 11/1/14	11,005	11,088
9.25% 11/1/14	12,880	13,025
Nextel Communications, Inc.:
5.95% 3/15/14	8,775	7,645
6.875% 10/31/13	9,655	8,931
7.375% 8/1/15	71,530	63,393
Qwest Communications International, Inc. 8% 10/1/15 (e)	20,945	20,788
Qwest Corp.:
3.549% 6/15/13 (g)	20,090	18,684
7.5% 10/1/14	10,605	10,711
7.875% 9/1/11	8,465	8,740
8.375% 5/1/16 (e)	12,635	13,014
8.875% 3/15/12	2,000	2,105
Sprint Capital Corp.:
6.9% 5/1/19	58,970	51,304
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Capital Corp.: - continued
7.625% 1/30/11	$ 6,805	$ 6,882
ViaSat, Inc. 8.875% 9/15/16 (e)	3,235	3,312
Wind Acquisition Finance SA:
10.75% 12/1/15 (e)	8,200	8,856
11.75% 7/15/17 (e)	26,870	30,229
Windstream Corp.:
7% 3/15/19	7,750	7,353
8.125% 8/1/13	7,580	7,864
8.625% 8/1/16	8,675	8,914
		623,597
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 4.5925% 12/15/14 (g)	2,535	2,282
Quiksilver, Inc. 6.875% 4/15/15	10,980	8,455
		10,737
TOTAL NONCONVERTIBLE BONDS		5,255,746
TOTAL CORPORATE BONDS (Cost $5,207,860)		5,380,993
Commercial Mortgage Securities - 0.0%

Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (e) (Cost $4,129)	5,000	4,250
Common Stocks - 0.2%
	Shares
Chemicals - 0.2%
Georgia Gulf Corp. (a)	677,855	9,741
Telecommunications - 0.0%
Sprint Nextel Corp. (a)	227,548	674
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	143,778	943
TOTAL COMMON STOCKS (Cost $20,228)		11,358
Preferred Stocks - 1.2%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.1%
Banks and Thrifts - 0.8%
Bank of America Corp. Series L, 7.25%	26,578	$ 22,255
Fifth Third Bancorp 8.50%	78,901	8,973
Huntington Bancshares, Inc. 8.50%	3,296	2,811
Wells Fargo & Co. 7.50%	24,113	21,165
		55,204
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	30,000	19,575
Technology - 0.0%
Lucent Technologies Capital Trust I 7.75%	1,700	1,288
TOTAL CONVERTIBLE PREFERRED STOCKS		76,067
Nonconvertible Preferred Stocks - 0.1%
Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a)	2,303,017	23
Diversified Financial Services - 0.1%
Citigroup Capital IX 6.00%	145,000	2,437
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,460
TOTAL PREFERRED STOCKS (Cost $82,225)		78,527
Floating Rate Loans - 14.7%
	Principal Amount (000s)
Aerospace - 0.4%
Sequa Corp. term loan 3.881% 12/3/14 (g)	$ 30,412	26,458
Air Transportation - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5344% 4/30/14 (g)	10,061	8,350
Automotive - 1.8%
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (g)	73,922	56,735
Tranche C, term loan 2.1875% 12/27/15 (g)	37,715	28,758
Ford Motor Co. term loan 3.2875% 12/15/13 (g)	34,049	30,389
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.34% 4/30/14 (g)	8,505	7,569
		123,451
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Banks and Thrifts - 0.4%
CIT Group, Inc. Tranche A, term loan 9.75% 1/20/12 (g)	$ 29,010	$ 28,865
Broadcasting - 0.7%
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (g)	48,100	38,480
VNU, Inc. term loan 2.2444% 8/9/13 (g)	7,423	6,811
		45,291
Cable TV - 1.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (g)	65,984	60,210
CSC Holdings, Inc. Tranche B, term loan 2.0494% 3/31/13 (g)	5,345	5,092
		65,302
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 5.995% 5/4/15 pay-in-kind (g)	12,990	11,691
Chemicals - 0.2%
Georgia Gulf Corp. term loan 10% 10/3/13 (g)	10,247	10,196
MacDermid, Inc. Tranche B, term loan 2.2429% 4/12/14 (g)	4,858	4,154
		14,350
Electric Utilities - 1.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2438% 3/30/12 (g)	446	415
term loan 3.2825% 3/30/14 (g)	14,115	13,127
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (g)	38,737	35,250
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7445% 10/10/14 (g)	16,720	12,853
Tranche B2, term loan 3.7446% 10/10/14 (g)	75,866	58,417
		120,062
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.2488% 11/14/14 (g)	6,837	5,470
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2% 6/4/14 (g)	14,116	12,140
Healthcare - 1.2%
Community Health Systems, Inc.:
Tranche B, term loan 2.6104% 7/25/14 (g)	23,568	21,918
Tranche DD, term loan 2.4929% 7/25/14 (g)	1,203	1,118
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
HCA, Inc. Tranche B, term loan 2.5325% 11/17/13 (g)	$ 38,252	$ 35,574
LifeCare Holdings, Inc. term loan 4.54% 8/11/12 (g)	9,629	7,799
VWR Funding, Inc. term loan 2.7429% 6/29/14 (g)	15,585	14,143
		80,552
Homebuilding/Real Estate - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.2457% 10/10/13 (g)	932	774
Tranche 2LN, term loan 13.5% 10/15/17	10,635	10,795
Tranche B, term loan 3.2869% 10/10/13 (g)	3,463	2,874
Tranche DD, term loan 3.2857% 10/10/13 (g)	6,048	5,020
		19,463
Paper - 0.2%
Georgia-Pacific Corp. Tranche B 1LN, term loan 2.3164% 12/20/12 (g)	6,694	6,409
Smurfit-Stone Container Enterprises, Inc. term loan 2.8995% 11/11/11 (g)	8,130	7,886
		14,295
Publishing/Printing - 0.6%
Cengage Learning, Inc. Tranche B, term loan 2.74% 7/5/14 (g)	32,662	28,008
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 17.5% 12/12/14 (g)	34,648	9,008
		37,016
Restaurants - 0.8%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5522% 6/14/13 (g)	5,143	4,269
term loan 2.5625% 6/14/14 (g)	60,756	50,427
		54,696
Services - 0.4%
RSC Equipment Rental Tranche 2LN, term loan 3.8166% 11/30/13 (g)	4,440	3,996
ServiceMaster Co.:
term loan 2.7691% 7/24/14 (g)	21,699	19,204
Tranche DD, term loan 2.75% 7/24/14 (g)	2,161	1,912
		25,112
Specialty Retailing - 0.5%
Michaels Stores, Inc. Tranche B1, term loan 2.5192% 10/31/13 (g)	37,581	33,447
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Super Retail - 0.3%
Dollar General Corp. Tranche B1, term loan 3.0114% 7/6/14 (g)	$ 11,097	$ 10,515
Neiman Marcus Group, Inc. term loan 2.2921% 4/6/13 (g)	13,077	11,312
		21,827
Technology - 2.6%
Avaya, Inc. term loan 3.1369% 10/26/14 (g)	109,514	93,625
First Data Corp. Tranche B1, term loan 2.997% 9/24/14 (g)	6,690	5,736
Freescale Semiconductor, Inc. term loan:
1.9963% 12/1/13 (g)	32,786	26,310
12.5% 12/15/14	24,988	25,738
SunGard Data Systems, Inc. term loan 1.9944% 2/28/14 (g)	27,386	25,469
		176,878
Telecommunications - 0.9%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (g)	1,463	1,400
FairPoint Communications, Inc.:
Tranche A, term loan 3/31/14	1,325	1,060
Tranche B, term loan 5% 3/31/15 (g)	8,845	7,120
Intelsat Jackson Holdings Ltd. term loan 3.2456% 2/1/14 (g)	44,961	40,128
Level 3 Financing, Inc. term loan 2.53% 3/13/14 (g)	15,460	13,257
		62,965
TOTAL FLOATING RATE LOANS (Cost $1,009,936)		987,681
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.20% (h) (Cost $199,443)	199,443,496	199,443
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 10/30/09 due 11/2/09 (Collateralized by U.S. Government Obligations) # (Cost $2,865)	2,865	$ 2,865
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $6,526,686)		6,665,117
NET OTHER ASSETS - 0.8%		50,817
NET ASSETS - 100%		$ 6,715,934
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to  $1,433,864,000 or 21.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $943,000 or 0.0% of net assets.

* Amount represents less than $1,000.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,865,000 due 11/02/09 at 0.05%
BNP Paribas Securities Corp.	$ 528
Banc of America Securities LLC	541
Barclays Capital, Inc.	1,585
Deutsche Bank Securities, Inc.	211
$ 2,865
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 571
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,541	$ -	$ 19,575	$ 966
Financials	57,641	27,503	30,138	-
Information Technology	1,288	-	1,288	-
Materials	9,741	9,741	-	-
Telecommunication Services	674	674	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 5,380,993	$ -	$ 5,380,753	$ 240
Commercial Mortgage Securities	4,250	-	4,250	-
Floating Rate Loans	987,681	-	987,681	-
Money Market Funds	199,443	199,443	-	-
Cash Equivalents	2,865	-	2,865	-
Total Investments in Securities:	$ 6,665,117	$ 237,361	$ 6,426,550	$ 1,206
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,243
Total Realized Gain (Loss)	(16,472)
Total Unrealized Gain (Loss)	19,145
Cost of Purchases	5,146
Proceeds of Sales	(7,845)
Amortization/Accretion	431
Transfers in/out of Level 3	(9,442)
Ending Balance	$ 1,206
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 109

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.3%
Bermuda	4.0%
Canada	3.6%
Others (individually less than 1%)	3.1%
100.0%
Income Tax Information

At April 30, 2009, the fund had a capital loss carryforward of approximately $845,515,000 of which $461,978,000, $277,488,000 and $106,049,000 will expire on April 30, 2010, 2011 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending April 30, 2010 approximately $280,480,000 of losses recognized during the period November 1, 2008 to April 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2009
Assets
Investment in securities, at value (including repurchase agreements of $2,865) - See accompanying schedule: Unaffiliated issuers (cost $6,327,243)	$ 6,465,674
Fidelity Central Funds (cost $199,443)	199,443
Total Investments (cost $6,526,686)		$ 6,665,117
Receivable for investments sold		74,470
Receivable for fund shares sold		10,889
Interest receivable		140,432
Distributions receivable from Fidelity Central Funds		51
Prepaid expenses		38
Other receivables		4
Total assets		6,891,001

Liabilities
Payable to custodian bank	$ 20,102
Payable for investments purchased Regular delivery	113,418
Delayed delivery	22,016
Payable for fund shares redeemed	11,986
Distributions payable	3,327
Accrued management fee	3,133
Other affiliated payables	919
Other payables and accrued expenses	166
Total liabilities		175,067

Net Assets		$ 6,715,934
Net Assets consist of:
Paid in capital		$ 7,614,167
Undistributed net investment income		72,124
Accumulated undistributed net realized gain (loss) on investments		(1,108,728)
Net unrealized appreciation (depreciation) on investments		138,371
Net Assets		$ 6,715,934

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2009
High Income: Net Asset Value, offering price and redemption price per share ($6,687,471 ÷ 814,283 shares)	$ 8.21

Class F: Net Asset Value, offering price and redemption price per share ($28,463 ÷ 3,466 shares)	$ 8.21

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2009
Investment Income
Dividends		$ 1,009
Interest		271,518
Income from Fidelity Central Funds		571
Total income		273,098

Expenses
Management fee	$ 17,094
Transfer agent fees	4,767
Accounting fees and expenses	607
Custodian fees and expenses	39
Independent trustees' compensation	21
Registration fees	110
Audit	79
Legal	22
Miscellaneous	55
Total expenses before reductions	22,794
Expense reductions	(2)	22,792
Net investment income		250,306
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18,656
Change in net unrealized appreciation (depreciation) on: Investment securities		1,033,812
Net gain (loss)		1,052,468
Net increase (decrease) in net assets resulting from operations		$ 1,302,774

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2009	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 250,306	$ 432,982
Net realized gain (loss)	18,656	(369,159)
Change in net unrealized appreciation (depreciation)	1,033,812	(746,395)
Net increase (decrease) in net assets resulting from operations	1,302,774	(682,572)
Distributions to shareholders from net investment income	(214,561)	(406,869)
Share transactions - net increase (decrease)	429,359	849,291
Redemption fees	546	2,090
Total increase (decrease) in net assets	1,518,118	(238,060)

Net Assets
Beginning of period	5,197,816	5,435,876
End of period (including undistributed net investment income of $72,124 and undistributed net investment income of $36,379, respectively)	$ 6,715,934	$ 5,197,816

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - High Income

Six months ended October 31,

Years ended April 30,

2009

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.83	$ 8.59	$ 9.17	$ 8.87	$ 8.65	$ 8.87
Income from Investment Operations
Net investment income D	.316	.640	.639	.654	.614	.629
Net realized and unrealized gain (loss)	1.334	(1.799)	(.566)	.291	.216	(.174)
Total from investment operations	1.650	(1.159)	.073	.945	.830	.455
Distributions from net investment income	(.271)	(.604)	(.654)	(.646)	(.610)	(.676)
Redemption fees added to paid in capital D	.001	.003	.001	.001	- H	.001
Net asset value, end of period	$ 8.21	$ 6.83	$ 8.59	$ 9.17	$ 8.87	$ 8.65
Total Return B,C	24.51%	(13.26)%	.99%	11.09%	9.85%	5.18%
Ratios to Average Net Assets E,G
Expenses before reductions	.75% A	.77%	.75%	.75%	.77%	.77%
Expenses net of fee waivers, if any	.75% A	.77%	.75%	.75%	.77%	.77%
Expenses net of all reductions	.75% A	.77%	.74%	.75%	.76%	.77%
Net investment income	8.25% A	9.04%	7.36%	7.31%	6.97%	7.07%
Supplemental Data
Net assets, end of period (in millions)	$ 6,687	$ 5,198	$ 5,436	$ 5,027	$ 3,716	$ 3,028
Portfolio turnover rate F	59% A	27%	33%	39%	40%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended October 31,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.27
Income from Investment Operations
Net investment income D	.175
Net realized and unrealized gain (loss)	.954
Total from investment operations	1.129
Distributions from net investment income	(.189)
Redemption fees added to paid in capital D	- I
Net asset value, end of period	$ 8.21
Total Return B,C	15.65%
Ratios to Average Net Assets E,H
Expenses before reductions	.56% A
Expenses net of fee waivers, if any	.56% A
Expenses net of all reductions	.56% A
Net investment income	7.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 28
Portfolio turnover rate F	59% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares and the existing class was designated Fidelity High Income Fund on June 26, 2009. The Fund offers Fidelity High Income Fund and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 21, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For commercial mortgage securities pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 500,253
Gross unrealized depreciation	(316,337)
Net unrealized appreciation (depreciation)	$ 183,916

Tax cost	$ 6,481,201

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,170,717 and $1,692,577, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
High Income	$ 4,767.16

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment advisor. The commissions paid to these affiliated firms were three hundred and six dollars for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling one hundred ninety-seven dollars for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2009 A	Year ended April 30, 2009
From net investment income
High Income	$ 214,467	$ 406,869
Class F	94	-
Total	$ 214,561	$ 406,869

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2009 A	Year ended April 30, 2009	Six months ended October 31, 2009 A	Year ended April 30, 2009
High Income
Shares sold	144,328	262,446	$ 1,086,987	$ 1,772,835
Reinvestment of distributions	25,267	53,805	194,591	370,636
Shares redeemed	(116,662)	(187,951)	(880,472)	(1,294,180)
Net increase (decrease)	52,933	128,300	$ 401,106	$ 849,291
Class F
Shares sold	3,489	-	$ 28,443	$ -
Reinvestment of distributions	12	-	94	-
Shares redeemed	(35)	-	(284)	-
Net increase (decrease)	3,466	-	$ 28,253	$ -

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom Fund 2020 was the owner of record of approximately 11% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 44% of the total outstanding shares of the Fund

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 21, 2009

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Class F as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

SPH-F-SANN-1209
1.891781.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 31, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 31, 2009